Shareholder Report		12 Months Ended
	Aug. 01, 2024	Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		ALLSPRING FUNDS TRUST
Entity Central Index Key		0001081400
Entity Investment Company Type		N-1A
Document Period End Date		Jul. 31, 2025
C000092805
Shareholder Report [Line Items]
Fund Name		Disciplined U.S. Core Fund
Class Name		Institutional Class
Trading Symbol		EVSIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Disciplined U.S. Core Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$52	0.48%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively. Domestic large-cap stocks outperformed domestic small-cap stocks.

· Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

· Stock selection was the main contributor to outperformance, adding value in 7 of 11 sectors. This was primarily due to positive stock selection within the health care, financials, and communication services sectors. The largest individual contributors to relative performance were UnitedHealth Group, Inc.; Interactive Brokers Group, Inc.; and EMCOR Group, Inc. A modest underweight to energy contributed modestly to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

· Negative stock selection within real estate, utilities, and energy detracted from relative performance. The three largest individual detractors from relative performance were the Fund’s underweights to Palantir Technologies, Inc., GE Vernova, Inc., and Oracle Corp.

Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index
7/31/2015	$10,000	$10,000
8/31/2015	$9,400	$9,397
9/30/2015	$9,253	$9,164
10/31/2015	$9,981	$9,937
11/30/2015	$9,987	$9,967
12/31/2015	$9,861	$9,810
1/31/2016	$9,373	$9,323
2/29/2016	$9,416	$9,310
3/31/2016	$10,026	$9,942
4/30/2016	$10,004	$9,980
5/31/2016	$10,133	$10,160
6/30/2016	$10,162	$10,186
7/31/2016	$10,564	$10,561
8/31/2016	$10,550	$10,576
9/30/2016	$10,550	$10,578
10/31/2016	$10,370	$10,385
11/30/2016	$10,822	$10,770
12/31/2016	$11,053	$10,983
1/31/2017	$11,200	$11,191
2/28/2017	$11,628	$11,635
3/31/2017	$11,620	$11,649
4/30/2017	$11,709	$11,769
5/31/2017	$11,856	$11,934
6/30/2017	$11,959	$12,009
7/31/2017	$12,203	$12,256
8/31/2017	$12,277	$12,293
9/30/2017	$12,549	$12,547
10/31/2017	$12,837	$12,840
11/30/2017	$13,250	$13,233
12/31/2017	$13,360	$13,380
1/31/2018	$14,046	$14,147
2/28/2018	$13,506	$13,625
3/31/2018	$13,121	$13,279
4/30/2018	$13,136	$13,330
5/31/2018	$13,383	$13,651
6/30/2018	$13,406	$13,735
7/31/2018	$13,869	$14,246
8/31/2018	$14,278	$14,710
9/30/2018	$14,293	$14,794
10/31/2018	$13,260	$13,783
11/30/2018	$13,506	$14,064
12/31/2018	$12,280	$12,794
1/31/2019	$13,231	$13,819
2/28/2019	$13,611	$14,263
3/31/2019	$13,834	$14,540
4/30/2019	$14,330	$15,129
5/31/2019	$13,322	$14,167
6/30/2019	$14,288	$15,166
7/31/2019	$14,520	$15,384
8/31/2019	$14,189	$15,140
9/30/2019	$14,520	$15,423
10/31/2019	$14,817	$15,757
11/30/2019	$15,388	$16,329
12/31/2019	$15,847	$16,822
1/31/2020	$15,674	$16,816
2/29/2020	$14,377	$15,431
3/31/2020	$12,700	$13,525
4/30/2020	$14,360	$15,259
5/31/2020	$15,000	$15,986
6/30/2020	$15,268	$16,304
7/31/2020	$16,028	$17,223
8/31/2020	$17,204	$18,461
9/30/2020	$16,504	$17,760
10/31/2020	$16,080	$17,287
11/30/2020	$17,809	$19,180
12/31/2020	$18,457	$19,917
1/31/2021	$18,371	$19,716
2/28/2021	$18,912	$20,260
3/31/2021	$19,925	$21,147
4/30/2021	$20,958	$22,276
5/31/2021	$21,072	$22,431
6/30/2021	$21,545	$22,955
7/31/2021	$22,000	$23,500
8/31/2021	$22,730	$24,215
9/30/2021	$21,631	$23,089
10/31/2021	$23,194	$24,706
11/30/2021	$23,090	$24,535
12/31/2021	$24,167	$25,635
1/31/2022	$23,036	$24,308
2/28/2022	$22,439	$23,580
3/31/2022	$23,241	$24,456
4/30/2022	$21,359	$22,323
5/31/2022	$21,441	$22,364
6/30/2022	$19,558	$20,518
7/31/2022	$21,287	$22,410
8/31/2022	$20,412	$21,496
9/30/2022	$18,570	$19,516
10/31/2022	$20,072	$21,096
11/30/2022	$21,122	$22,275
12/31/2022	$19,860	$20,992
1/31/2023	$21,165	$22,311
2/28/2023	$20,742	$21,767
3/31/2023	$21,388	$22,566
4/30/2023	$21,565	$22,918
5/31/2023	$21,800	$23,018
6/30/2023	$23,387	$24,538
7/31/2023	$24,140	$25,327
8/31/2023	$23,693	$24,923
9/30/2023	$22,694	$23,735
10/31/2023	$22,176	$23,236
11/30/2023	$24,011	$25,358
12/31/2023	$25,089	$26,510
1/31/2024	$25,656	$26,956
2/29/2024	$27,216	$28,395
3/31/2024	$28,235	$29,309
4/30/2024	$27,075	$28,111
5/31/2024	$28,583	$29,505
6/30/2024	$29,627	$30,564
7/31/2024	$29,924	$30,936
8/31/2024	$30,633	$31,687
9/30/2024	$31,239	$32,363
10/31/2024	$31,161	$32,070
11/30/2024	$33,147	$33,952
12/31/2024	$32,545	$33,143
1/31/2025	$33,590	$34,066
2/28/2025	$32,889	$33,621
3/31/2025	$30,896	$31,727
4/30/2025	$31,047	$31,512
5/31/2025	$33,054	$33,495
6/30/2025	$34,676	$35,199
7/31/2025	$35,459	$35,989

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	18.50	17.21	13.49
S&P 500 Index	16.33	15.88	13.66

AssetsNet		$ 1,304,567,477
Holdings Count | Holding		168
Advisory Fees Paid, Amount		$ 4,076,256
InvestmentCompanyPortfolioTurnover		31.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	34.1
Financials	14.0
Communication services	10.2
Consumer discretionary	9.9
Health care	9.1
Industrials	8.3
Consumer staples	4.8
Energy	2.5
Utilities	2.5
Real estate	2.3
Materials	2.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	8.0
Microsoft Corp.	7.4
Apple, Inc.	5.6
Amazon.com, Inc.	4.2
Meta Platforms, Inc. Class A	3.5
Broadcom, Inc.	3.1
Alphabet, Inc. Class C	2.1
Alphabet, Inc. Class A	1.8
JPMorgan Chase & Co.	1.6
Tesla, Inc.	1.5

Material Fund Change [Text Block]
C000163729
Shareholder Report [Line Items]
Fund Name		Disciplined U.S. Core Fund
Class Name		Class R6
Trading Symbol		EVSRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Disciplined U.S. Core Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$45	0.41%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively. Domestic large-cap stocks outperformed domestic small-cap stocks.

· Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

· Stock selection was the main contributor to outperformance, adding value in 7 of 11 sectors. This was primarily due to positive stock selection within the health care, financials, and communication services sectors. The largest individual contributors to relative performance were UnitedHealth Group, Inc.; Interactive Brokers Group, Inc.; and EMCOR Group, Inc. A modest underweight to energy contributed modestly to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

· Negative stock selection within real estate, utilities, and energy detracted from relative performance. The three largest individual detractors from relative performance were the Fund’s underweights to Palantir Technologies, Inc., GE Vernova, Inc., and Oracle Corp.

Line Graph [Table Text Block]
	Class R6	S&P 500 Index
7/31/2015	$10,000	$10,000
8/31/2015	$9,400	$9,397
9/30/2015	$9,253	$9,164
10/31/2015	$9,987	$9,937
11/30/2015	$9,987	$9,967
12/31/2015	$9,866	$9,810
1/31/2016	$9,375	$9,323
2/29/2016	$9,425	$9,310
3/31/2016	$10,030	$9,942
4/30/2016	$10,008	$9,980
5/31/2016	$10,144	$10,160
6/30/2016	$10,165	$10,186
7/31/2016	$10,570	$10,561
8/31/2016	$10,563	$10,576
9/30/2016	$10,556	$10,578
10/31/2016	$10,378	$10,385
11/30/2016	$10,834	$10,770
12/31/2016	$11,060	$10,983
1/31/2017	$11,206	$11,191
2/28/2017	$11,645	$11,635
3/31/2017	$11,630	$11,649
4/30/2017	$11,718	$11,769
5/31/2017	$11,871	$11,934
6/30/2017	$11,973	$12,009
7/31/2017	$12,215	$12,256
8/31/2017	$12,295	$12,293
9/30/2017	$12,566	$12,547
10/31/2017	$12,858	$12,840
11/30/2017	$13,275	$13,233
12/31/2017	$13,378	$13,380
1/31/2018	$14,074	$14,147
2/28/2018	$13,531	$13,625
3/31/2018	$13,141	$13,279
4/30/2018	$13,164	$13,330
5/31/2018	$13,408	$13,651
6/30/2018	$13,431	$13,735
7/31/2018	$13,898	$14,246
8/31/2018	$14,303	$14,710
9/30/2018	$14,319	$14,794
10/31/2018	$13,294	$13,783
11/30/2018	$13,539	$14,064
12/31/2018	$12,306	$12,794
1/31/2019	$13,266	$13,819
2/28/2019	$13,651	$14,263
3/31/2019	$13,872	$14,540
4/30/2019	$14,373	$15,129
5/31/2019	$13,356	$14,167
6/30/2019	$14,332	$15,166
7/31/2019	$14,561	$15,384
8/31/2019	$14,233	$15,140
9/30/2019	$14,561	$15,423
10/31/2019	$14,856	$15,757
11/30/2019	$15,430	$16,329
12/31/2019	$15,894	$16,822
1/31/2020	$15,722	$16,816
2/29/2020	$14,417	$15,431
3/31/2020	$12,734	$13,525
4/30/2020	$14,400	$15,259
5/31/2020	$15,044	$15,986
6/30/2020	$15,318	$16,304
7/31/2020	$16,074	$17,223
8/31/2020	$17,259	$18,461
9/30/2020	$16,563	$17,760
10/31/2020	$16,143	$17,287
11/30/2020	$17,877	$19,180
12/31/2020	$18,521	$19,917
1/31/2021	$18,436	$19,716
2/28/2021	$18,982	$20,260
3/31/2021	$19,989	$21,147
4/30/2021	$21,034	$22,276
5/31/2021	$21,147	$22,431
6/30/2021	$21,626	$22,955
7/31/2021	$22,078	$23,500
8/31/2021	$22,812	$24,215
9/30/2021	$21,711	$23,089
10/31/2021	$23,283	$24,706
11/30/2021	$23,179	$24,535
12/31/2021	$24,264	$25,635
1/31/2022	$23,130	$24,308
2/28/2022	$22,537	$23,580
3/31/2022	$23,345	$24,456
4/30/2022	$21,455	$22,323
5/31/2022	$21,536	$22,364
6/30/2022	$19,646	$20,518
7/31/2022	$21,383	$22,410
8/31/2022	$20,504	$21,496
9/30/2022	$18,655	$19,516
10/31/2022	$20,167	$21,096
11/30/2022	$21,230	$22,275
12/31/2022	$19,952	$20,992
1/31/2023	$21,271	$22,311
2/28/2023	$20,851	$21,767
3/31/2023	$21,492	$22,566
4/30/2023	$21,679	$22,918
5/31/2023	$21,912	$23,018
6/30/2023	$23,511	$24,538
7/31/2023	$24,258	$25,327
8/31/2023	$23,814	$24,923
9/30/2023	$22,811	$23,735
10/31/2023	$22,297	$23,236
11/30/2023	$24,141	$25,358
12/31/2023	$25,226	$26,510
1/31/2024	$25,802	$26,956
2/29/2024	$27,362	$28,395
3/31/2024	$28,384	$29,309
4/30/2024	$27,234	$28,111
5/31/2024	$28,742	$29,505
6/30/2024	$29,791	$30,564
7/31/2024	$30,098	$30,936
8/31/2024	$30,801	$31,687
9/30/2024	$31,427	$32,363
10/31/2024	$31,351	$32,070
11/30/2024	$33,358	$33,952
12/31/2024	$32,740	$33,143
1/31/2025	$33,803	$34,066
2/28/2025	$33,094	$33,621
3/31/2025	$31,091	$31,727
4/30/2025	$31,240	$31,512
5/31/2025	$33,258	$33,495
6/30/2025	$34,893	$35,199
7/31/2025	$35,684	$35,989

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	18.56	17.29	13.57
S&P 500 Index	16.33	15.88	13.66
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on September 30, 2015 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

AssetsNet		$ 1,304,567,477
Holdings Count | Holding		168
Advisory Fees Paid, Amount		$ 4,076,256
InvestmentCompanyPortfolioTurnover		31.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	34.1
Financials	14.0
Communication services	10.2
Consumer discretionary	9.9
Health care	9.1
Industrials	8.3
Consumer staples	4.8
Energy	2.5
Utilities	2.5
Real estate	2.3
Materials	2.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	8.0
Microsoft Corp.	7.4
Apple, Inc.	5.6
Amazon.com, Inc.	4.2
Meta Platforms, Inc. Class A	3.5
Broadcom, Inc.	3.1
Alphabet, Inc. Class C	2.1
Alphabet, Inc. Class A	1.8
JPMorgan Chase & Co.	1.6
Tesla, Inc.	1.5

Material Fund Change [Text Block]
C000089478
Shareholder Report [Line Items]
Fund Name		Disciplined U.S. Core Fund
Class Name		Class C
Trading Symbol		EVSTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Disciplined U.S. Core Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$172	1.58%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 172
Expense Ratio, Percent		1.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively. Domestic large-cap stocks outperformed domestic small-cap stocks.

· Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

· Stock selection was the main contributor to outperformance, adding value in 7 of 11 sectors. This was primarily due to positive stock selection within the health care, financials, and communication services sectors. The largest individual contributors to relative performance were UnitedHealth Group, Inc.; Interactive Brokers Group, Inc.; and EMCOR Group, Inc. A modest underweight to energy contributed modestly to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

· Negative stock selection within real estate, utilities, and energy detracted from relative performance. The three largest individual detractors from relative performance were the Fund’s underweights to Palantir Technologies, Inc., GE Vernova, Inc., and Oracle Corp.

Line Graph [Table Text Block]
	Class C with Load	S&P 500 Index
7/31/2015	$10,000	$10,000
8/31/2015	$9,393	$9,397
9/30/2015	$9,234	$9,164
10/31/2015	$9,959	$9,937
11/30/2015	$9,952	$9,967
12/31/2015	$9,821	$9,810
1/31/2016	$9,325	$9,323
2/29/2016	$9,363	$9,310
3/31/2016	$9,953	$9,942
4/30/2016	$9,922	$9,980
5/31/2016	$10,047	$10,160
6/30/2016	$10,062	$10,186
7/31/2016	$10,443	$10,561
8/31/2016	$10,427	$10,576
9/30/2016	$10,412	$10,578
10/31/2016	$10,225	$10,385
11/30/2016	$10,668	$10,770
12/31/2016	$10,877	$10,983
1/31/2017	$11,012	$11,191
2/28/2017	$11,433	$11,635
3/31/2017	$11,409	$11,649
4/30/2017	$11,480	$11,769
5/31/2017	$11,623	$11,934
6/30/2017	$11,711	$12,009
7/31/2017	$11,933	$12,256
8/31/2017	$11,996	$12,293
9/30/2017	$12,250	$12,547
10/31/2017	$12,528	$12,840
11/30/2017	$12,917	$13,233
12/31/2017	$13,002	$13,380
1/31/2018	$13,669	$14,147
2/28/2018	$13,133	$13,625
3/31/2018	$12,738	$13,279
4/30/2018	$12,746	$13,330
5/31/2018	$12,969	$13,651
6/30/2018	$12,985	$13,735
7/31/2018	$13,414	$14,246
8/31/2018	$13,801	$14,710
9/30/2018	$13,801	$14,794
10/31/2018	$12,796	$13,783
11/30/2018	$13,018	$14,064
12/31/2018	$11,827	$12,794
1/31/2019	$12,730	$13,819
2/28/2019	$13,089	$14,263
3/31/2019	$13,291	$14,540
4/30/2019	$13,755	$15,129
5/31/2019	$12,765	$14,167
6/30/2019	$13,685	$15,166
7/31/2019	$13,896	$15,384
8/31/2019	$13,571	$15,140
9/30/2019	$13,869	$15,423
10/31/2019	$14,132	$15,757
11/30/2019	$14,667	$16,329
12/31/2019	$15,095	$16,822
1/31/2020	$14,913	$16,816
2/29/2020	$13,670	$15,431
3/31/2020	$12,063	$13,525
4/30/2020	$13,624	$15,259
5/31/2020	$14,214	$15,986
6/30/2020	$14,460	$16,304
7/31/2020	$15,158	$17,223
8/31/2020	$16,266	$18,461
9/30/2020	$15,594	$17,760
10/31/2020	$15,177	$17,287
11/30/2020	$16,792	$19,180
12/31/2020	$17,391	$19,917
1/31/2021	$17,292	$19,716
2/28/2021	$17,787	$20,260
3/31/2021	$18,716	$21,147
4/30/2021	$19,665	$22,276
5/31/2021	$19,754	$22,431
6/30/2021	$20,179	$22,955
7/31/2021	$20,585	$23,500
8/31/2021	$21,247	$24,215
9/30/2021	$20,199	$23,089
10/31/2021	$21,642	$24,706
11/30/2021	$21,524	$24,535
12/31/2021	$22,509	$25,635
1/31/2022	$21,437	$24,308
2/28/2022	$20,868	$23,580
3/31/2022	$21,598	$24,456
4/30/2022	$19,828	$22,323
5/31/2022	$19,882	$22,364
6/30/2022	$18,123	$20,518
7/31/2022	$19,699	$22,410
8/31/2022	$18,874	$21,496
9/30/2022	$17,158	$19,516
10/31/2022	$18,531	$21,096
11/30/2022	$19,485	$22,275
12/31/2022	$18,300	$20,992
1/31/2023	$19,480	$22,311
2/28/2023	$19,075	$21,767
3/31/2023	$19,640	$22,566
4/30/2023	$19,800	$22,918
5/31/2023	$19,985	$23,018
6/30/2023	$21,424	$24,538
7/31/2023	$22,088	$25,327
8/31/2023	$21,680	$24,923
9/30/2023	$20,755	$23,735
10/31/2023	$20,281	$23,236
11/30/2023	$21,955	$25,358
12/31/2023	$22,932	$26,510
1/31/2024	$23,451	$26,956
2/29/2024	$24,862	$28,395
3/31/2024	$25,779	$29,309
4/30/2024	$24,717	$28,111
5/31/2024	$26,080	$29,505
6/30/2024	$27,033	$30,564
7/31/2024	$27,287	$30,936
8/31/2024	$27,926	$31,687
9/30/2024	$28,481	$32,363
10/31/2024	$28,396	$32,070
11/30/2024	$30,206	$33,952
12/31/2024	$29,636	$33,143
1/31/2025	$30,587	$34,066
2/28/2025	$29,945	$33,621
3/31/2025	$28,108	$31,727
4/30/2025	$28,237	$31,512
5/31/2025	$30,060	$33,495
6/30/2025	$31,524	$35,199
7/31/2025	$32,230	$35,989

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	17.21	15.94	12.42
Class C with Load	16.21	15.94	12.42
S&P 500 Index	16.33	15.88	13.66

AssetsNet		$ 1,304,567,477
Holdings Count | Holding		168
Advisory Fees Paid, Amount		$ 4,076,256
InvestmentCompanyPortfolioTurnover		31.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	34.1
Financials	14.0
Communication services	10.2
Consumer discretionary	9.9
Health care	9.1
Industrials	8.3
Consumer staples	4.8
Energy	2.5
Utilities	2.5
Real estate	2.3
Materials	2.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	8.0
Microsoft Corp.	7.4
Apple, Inc.	5.6
Amazon.com, Inc.	4.2
Meta Platforms, Inc. Class A	3.5
Broadcom, Inc.	3.1
Alphabet, Inc. Class C	2.1
Alphabet, Inc. Class A	1.8
JPMorgan Chase & Co.	1.6
Tesla, Inc.	1.5

Material Fund Change [Text Block]
C000089477
Shareholder Report [Line Items]
Fund Name		Disciplined U.S. Core Fund
Class Name		Class A
Trading Symbol		EVSAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Disciplined U.S. Core Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$91	0.83%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively. Domestic large-cap stocks outperformed domestic small-cap stocks.

· Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

· Stock selection was the main contributor to outperformance, adding value in 7 of 11 sectors. This was primarily due to positive stock selection within the health care, financials, and communication services sectors. The largest individual contributors to relative performance were UnitedHealth Group, Inc.; Interactive Brokers Group, Inc.; and EMCOR Group, Inc. A modest underweight to energy contributed modestly to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

· Negative stock selection within real estate, utilities, and energy detracted from relative performance. The three largest individual detractors from relative performance were the Fund’s underweights to Palantir Technologies, Inc., GE Vernova, Inc., and Oracle Corp.

Line Graph [Table Text Block]
	Class A with Load	S&P 500 Index
7/31/2015	$9,426	$10,000
8/31/2015	$8,859	$9,397
9/30/2015	$8,719	$9,164
10/31/2015	$9,402	$9,937
11/30/2015	$9,402	$9,967
12/31/2015	$9,283	$9,810
1/31/2016	$8,817	$9,323
2/29/2016	$8,858	$9,310
3/31/2016	$9,426	$9,942
4/30/2016	$9,406	$9,980
5/31/2016	$9,529	$10,160
6/30/2016	$9,549	$10,186
7/31/2016	$9,919	$10,561
8/31/2016	$9,912	$10,576
9/30/2016	$9,898	$10,578
10/31/2016	$9,727	$10,385
11/30/2016	$10,151	$10,770
12/31/2016	$10,361	$10,983
1/31/2017	$10,501	$11,191
2/28/2017	$10,900	$11,635
3/31/2017	$10,886	$11,649
4/30/2017	$10,963	$11,769
5/31/2017	$11,103	$11,934
6/30/2017	$11,202	$12,009
7/31/2017	$11,419	$12,256
8/31/2017	$11,489	$12,293
9/30/2017	$11,734	$12,547
10/31/2017	$12,007	$12,840
11/30/2017	$12,385	$13,233
12/31/2017	$12,482	$13,380
1/31/2018	$13,125	$14,147
2/28/2018	$12,620	$13,625
3/31/2018	$12,248	$13,279
4/30/2018	$12,262	$13,330
5/31/2018	$12,489	$13,651
6/30/2018	$12,503	$13,735
7/31/2018	$12,935	$14,246
8/31/2018	$13,307	$14,710
9/30/2018	$13,322	$14,794
10/31/2018	$12,357	$13,783
11/30/2018	$12,584	$14,064
12/31/2018	$11,432	$12,794
1/31/2019	$12,322	$13,819
2/28/2019	$12,673	$14,263
3/31/2019	$12,876	$14,540
4/30/2019	$13,329	$15,129
5/31/2019	$12,384	$14,167
6/30/2019	$13,282	$15,166
7/31/2019	$13,492	$15,384
8/31/2019	$13,188	$15,140
9/30/2019	$13,485	$15,423
10/31/2019	$13,758	$15,757
11/30/2019	$14,281	$16,329
12/31/2019	$14,707	$16,822
1/31/2020	$14,536	$16,816
2/29/2020	$13,331	$15,431
3/31/2020	$11,775	$13,525
4/30/2020	$13,306	$15,259
5/31/2020	$13,892	$15,986
6/30/2020	$14,145	$16,304
7/31/2020	$14,837	$17,223
8/31/2020	$15,920	$18,461
9/30/2020	$15,277	$17,760
10/31/2020	$14,878	$17,287
11/30/2020	$16,474	$19,180
12/31/2020	$17,061	$19,917
1/31/2021	$16,972	$19,716
2/28/2021	$17,471	$20,260
3/31/2021	$18,398	$21,147
4/30/2021	$19,342	$22,276
5/31/2021	$19,449	$22,431
6/30/2021	$19,877	$22,955
7/31/2021	$20,287	$23,500
8/31/2021	$20,955	$24,215
9/30/2021	$19,939	$23,089
10/31/2021	$21,374	$24,706
11/30/2021	$21,267	$24,535
12/31/2021	$22,252	$25,635
1/31/2022	$21,209	$24,308
2/28/2022	$20,658	$23,580
3/31/2022	$21,392	$24,456
4/30/2022	$19,654	$22,323
5/31/2022	$19,721	$22,364
6/30/2022	$17,983	$20,518
7/31/2022	$19,557	$22,410
8/31/2022	$18,756	$21,496
9/30/2022	$17,056	$19,516
10/31/2022	$18,437	$21,096
11/30/2022	$19,393	$22,275
12/31/2022	$18,220	$20,992
1/31/2023	$19,421	$22,311
2/28/2023	$19,024	$21,767
3/31/2023	$19,609	$22,566
4/30/2023	$19,763	$22,918
5/31/2023	$19,972	$23,018
6/30/2023	$21,427	$24,538
7/31/2023	$22,100	$25,327
8/31/2023	$21,692	$24,923
9/30/2023	$20,766	$23,735
10/31/2023	$20,292	$23,236
11/30/2023	$21,967	$25,358
12/31/2023	$22,944	$26,510
1/31/2024	$23,463	$26,956
2/29/2024	$24,875	$28,395
3/31/2024	$25,793	$29,309
4/30/2024	$24,731	$28,111
5/31/2024	$26,094	$29,505
6/30/2024	$27,048	$30,564
7/31/2024	$27,301	$30,936
8/31/2024	$27,941	$31,687
9/30/2024	$28,496	$32,363
10/31/2024	$28,412	$32,070
11/30/2024	$30,222	$33,952
12/31/2024	$29,653	$33,143
1/31/2025	$30,603	$34,066
2/28/2025	$29,961	$33,621
3/31/2025	$28,124	$31,727
4/30/2025	$28,252	$31,512
5/31/2025	$30,077	$33,495
6/30/2025	$31,541	$35,199
7/31/2025	$32,248	$35,989

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	18.12	16.80	13.09
Class A with Load	11.33	15.42	12.42
S&P 500 Index	16.33	15.88	13.66

AssetsNet		$ 1,304,567,477
Holdings Count | Holding		168
Advisory Fees Paid, Amount		$ 4,076,256
InvestmentCompanyPortfolioTurnover		31.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	34.1
Financials	14.0
Communication services	10.2
Consumer discretionary	9.9
Health care	9.1
Industrials	8.3
Consumer staples	4.8
Energy	2.5
Utilities	2.5
Real estate	2.3
Materials	2.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	8.0
Microsoft Corp.	7.4
Apple, Inc.	5.6
Amazon.com, Inc.	4.2
Meta Platforms, Inc. Class A	3.5
Broadcom, Inc.	3.1
Alphabet, Inc. Class C	2.1
Alphabet, Inc. Class A	1.8
JPMorgan Chase & Co.	1.6
Tesla, Inc.	1.5

Material Fund Change [Text Block]
C000089479
Shareholder Report [Line Items]
Fund Name		Disciplined U.S. Core Fund
Class Name		Administrator Class
Trading Symbol		EVSYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Disciplined U.S. Core Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$80	0.73%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively. Domestic large-cap stocks outperformed domestic small-cap stocks.

· Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

· Stock selection was the main contributor to outperformance, adding value in 7 of 11 sectors. This was primarily due to positive stock selection within the health care, financials, and communication services sectors. The largest individual contributors to relative performance were UnitedHealth Group, Inc.; Interactive Brokers Group, Inc.; and EMCOR Group, Inc. A modest underweight to energy contributed modestly to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

· Negative stock selection within real estate, utilities, and energy detracted from relative performance. The three largest individual detractors from relative performance were the Fund’s underweights to Palantir Technologies, Inc., GE Vernova, Inc., and Oracle Corp.

Line Graph [Table Text Block]
	Administrator Class	S&P 500 Index
7/31/2015	$10,000	$10,000
8/31/2015	$9,399	$9,397
9/30/2015	$9,253	$9,164
10/31/2015	$9,981	$9,937
11/30/2015	$9,981	$9,967
12/31/2015	$9,855	$9,810
1/31/2016	$9,366	$9,323
2/29/2016	$9,408	$9,310
3/31/2016	$10,011	$9,942
4/30/2016	$9,990	$9,980
5/31/2016	$10,118	$10,160
6/30/2016	$10,139	$10,186
7/31/2016	$10,536	$10,561
8/31/2016	$10,529	$10,576
9/30/2016	$10,522	$10,578
10/31/2016	$10,338	$10,385
11/30/2016	$10,792	$10,770
12/31/2016	$11,016	$10,983
1/31/2017	$11,161	$11,191
2/28/2017	$11,590	$11,635
3/31/2017	$11,576	$11,649
4/30/2017	$11,663	$11,769
5/31/2017	$11,808	$11,934
6/30/2017	$11,910	$12,009
7/31/2017	$12,142	$12,256
8/31/2017	$12,222	$12,293
9/30/2017	$12,484	$12,547
10/31/2017	$12,775	$12,840
11/30/2017	$13,182	$13,233
12/31/2017	$13,285	$13,380
1/31/2018	$13,967	$14,147
2/28/2018	$13,429	$13,625
3/31/2018	$13,034	$13,279
4/30/2018	$13,057	$13,330
5/31/2018	$13,292	$13,651
6/30/2018	$13,315	$13,735
7/31/2018	$13,770	$14,246
8/31/2018	$14,171	$14,710
9/30/2018	$14,179	$14,794
10/31/2018	$13,156	$13,783
11/30/2018	$13,406	$14,064
12/31/2018	$12,182	$12,794
1/31/2019	$13,127	$13,819
2/28/2019	$13,499	$14,263
3/31/2019	$13,717	$14,540
4/30/2019	$14,202	$15,129
5/31/2019	$13,200	$14,167
6/30/2019	$14,153	$15,166
7/31/2019	$14,379	$15,384
8/31/2019	$14,056	$15,140
9/30/2019	$14,371	$15,423
10/31/2019	$14,662	$15,757
11/30/2019	$15,228	$16,329
12/31/2019	$15,677	$16,822
1/31/2020	$15,500	$16,816
2/29/2020	$14,219	$15,431
3/31/2020	$12,558	$13,525
4/30/2020	$14,193	$15,259
5/31/2020	$14,817	$15,986
6/30/2020	$15,087	$16,304
7/31/2020	$15,828	$17,223
8/31/2020	$16,991	$18,461
9/30/2020	$16,300	$17,760
10/31/2020	$15,879	$17,287
11/30/2020	$17,581	$19,180
12/31/2020	$18,214	$19,917
1/31/2021	$18,121	$19,716
2/28/2021	$18,655	$20,260
3/31/2021	$19,649	$21,147
4/30/2021	$20,662	$22,276
5/31/2021	$20,772	$22,431
6/30/2021	$21,232	$22,955
7/31/2021	$21,674	$23,500
8/31/2021	$22,392	$24,215
9/30/2021	$21,297	$23,089
10/31/2021	$22,834	$24,706
11/30/2021	$22,732	$24,535
12/31/2021	$23,786	$25,635
1/31/2022	$22,671	$24,308
2/28/2022	$22,083	$23,580
3/31/2022	$22,860	$24,456
4/30/2022	$21,007	$22,323
5/31/2022	$21,087	$22,364
6/30/2022	$19,224	$20,518
7/31/2022	$20,918	$22,410
8/31/2022	$20,061	$21,496
9/30/2022	$18,238	$19,516
10/31/2022	$19,722	$21,096
11/30/2022	$20,748	$22,275
12/31/2022	$19,501	$20,992
1/31/2023	$20,781	$22,311
2/28/2023	$20,362	$21,767
3/31/2023	$20,985	$22,566
4/30/2023	$21,155	$22,918
5/31/2023	$21,382	$23,018
6/30/2023	$22,934	$24,538
7/31/2023	$23,659	$25,327
8/31/2023	$23,229	$24,923
9/30/2023	$22,232	$23,735
10/31/2023	$21,733	$23,236
11/30/2023	$23,523	$25,358
12/31/2023	$24,579	$26,510
1/31/2024	$25,123	$26,956
2/29/2024	$26,646	$28,395
3/31/2024	$27,623	$29,309
4/30/2024	$26,497	$28,111
5/31/2024	$27,970	$29,505
6/30/2024	$28,972	$30,564
7/31/2024	$29,257	$30,936
8/31/2024	$29,938	$31,687
9/30/2024	$30,544	$32,363
10/31/2024	$30,457	$32,070
11/30/2024	$32,388	$33,952
12/31/2024	$31,787	$33,143
1/31/2025	$32,800	$34,066
2/28/2025	$32,116	$33,621
3/31/2025	$30,157	$31,727
4/30/2025	$30,302	$31,512
5/31/2025	$32,248	$33,495
6/30/2025	$33,825	$35,199
7/31/2025	$34,588	$35,989

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	18.22	16.92	13.21
S&P 500 Index	16.33	15.88	13.66

Material Change Date	Aug. 01, 2024
AssetsNet		$ 1,304,567,477
Holdings Count | Holding		168
Advisory Fees Paid, Amount		$ 4,076,256
InvestmentCompanyPortfolioTurnover		31.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	34.1
Financials	14.0
Communication services	10.2
Consumer discretionary	9.9
Health care	9.1
Industrials	8.3
Consumer staples	4.8
Energy	2.5
Utilities	2.5
Real estate	2.3
Materials	2.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	8.0
Microsoft Corp.	7.4
Apple, Inc.	5.6
Amazon.com, Inc.	4.2
Meta Platforms, Inc. Class A	3.5
Broadcom, Inc.	3.1
Alphabet, Inc. Class C	2.1
Alphabet, Inc. Class A	1.8
JPMorgan Chase & Co.	1.6
Tesla, Inc.	1.5

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since August 1, 2024.
C000019944
Shareholder Report [Line Items]
Fund Name		Growth Fund
Class Name		Institutional Class
Trading Symbol		SGRNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Growth Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$85	0.75%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 85
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within communication services and financials, where holdings with innovative products and strong demand, such as Robinhood Markets, Inc. and Roblox Corp., contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp. and Broadcom, Inc. detracted from returns.

Line Graph [Table Text Block]
	Institutional Class	Russell 3000® Growth Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,223	$9,381	$9,396
9/30/2015	$8,905	$9,120	$9,122
10/31/2015	$9,473	$9,885	$9,843
11/30/2015	$9,634	$9,937	$9,898
12/31/2015	$9,483	$9,766	$9,694
1/31/2016	$8,570	$9,183	$9,147
2/29/2016	$8,502	$9,175	$9,144
3/31/2016	$8,958	$9,799	$9,788
4/30/2016	$9,160	$9,723	$9,849
5/31/2016	$9,415	$9,917	$10,025
6/30/2016	$9,263	$9,878	$10,046
7/31/2016	$9,869	$10,357	$10,444
8/31/2016	$9,863	$10,318	$10,471
9/30/2016	$9,830	$10,364	$10,488
10/31/2016	$9,457	$10,090	$10,261
11/30/2016	$9,591	$10,359	$10,720
12/31/2016	$9,431	$10,488	$10,929
1/31/2017	$10,004	$10,828	$11,135
2/28/2017	$10,410	$11,263	$11,549
3/31/2017	$10,544	$11,394	$11,557
4/30/2017	$10,895	$11,651	$11,679
5/31/2017	$11,225	$11,924	$11,799
6/30/2017	$11,152	$11,924	$11,905
7/31/2017	$11,491	$12,224	$12,130
8/31/2017	$11,669	$12,430	$12,153
9/30/2017	$11,928	$12,631	$12,449
10/31/2017	$12,402	$13,097	$12,721
11/30/2017	$12,641	$13,493	$13,107
12/31/2017	$12,744	$13,592	$13,238
1/31/2018	$13,847	$14,521	$13,936
2/28/2018	$13,738	$14,138	$13,423
3/31/2018	$13,595	$13,793	$13,153
4/30/2018	$13,589	$13,839	$13,203
5/31/2018	$14,347	$14,466	$13,576
6/30/2018	$14,419	$14,603	$13,665
7/31/2018	$14,732	$15,018	$14,118
8/31/2018	$15,580	$15,848	$14,614
9/30/2018	$15,534	$15,901	$14,638
10/31/2018	$13,891	$14,433	$13,560
11/30/2018	$14,102	$14,592	$13,832
12/31/2018	$12,815	$13,304	$12,544
1/31/2019	$14,263	$14,524	$13,621
2/28/2019	$15,101	$15,075	$14,100
3/31/2019	$15,354	$15,456	$14,306
4/30/2019	$16,383	$16,138	$14,877
5/31/2019	$15,560	$15,106	$13,915
6/30/2019	$16,486	$16,152	$14,892
7/31/2019	$16,795	$16,503	$15,113
8/31/2019	$16,545	$16,337	$14,805
9/30/2019	$16,247	$16,330	$15,065
10/31/2019	$16,508	$16,791	$15,389
11/30/2019	$17,453	$17,551	$15,974
12/31/2019	$17,640	$18,073	$16,436
1/31/2020	$18,328	$18,437	$16,418
2/29/2020	$17,017	$17,177	$15,074
3/31/2020	$14,784	$15,388	$13,001
4/30/2020	$17,507	$17,666	$14,722
5/31/2020	$19,186	$18,880	$15,510
6/30/2020	$19,914	$19,696	$15,864
7/31/2020	$21,427	$21,163	$16,765
8/31/2020	$23,029	$23,295	$17,980
9/30/2020	$22,289	$22,229	$17,325
10/31/2020	$22,143	$21,526	$16,951
11/30/2020	$24,911	$23,823	$19,013
12/31/2020	$26,371	$24,987	$19,869
1/31/2021	$26,031	$24,893	$19,780
2/28/2021	$26,966	$24,944	$20,399
3/31/2021	$25,753	$25,285	$21,130
4/30/2021	$27,539	$26,926	$22,219
5/31/2021	$26,434	$26,527	$22,320
6/30/2021	$28,510	$28,163	$22,871
7/31/2021	$29,163	$28,958	$23,258
8/31/2021	$30,049	$30,005	$23,921
9/30/2021	$28,559	$28,358	$22,848
10/31/2021	$30,278	$30,742	$24,393
11/30/2021	$28,573	$30,825	$24,021
12/31/2021	$28,434	$31,446	$24,967
1/31/2022	$24,786	$28,659	$23,498
2/28/2022	$24,072	$27,516	$22,906
3/31/2022	$24,453	$28,537	$23,649
4/30/2022	$20,982	$25,088	$21,527
5/31/2022	$20,169	$24,511	$21,498
6/30/2022	$18,595	$22,594	$19,700
7/31/2022	$20,679	$25,295	$21,548
8/31/2022	$19,689	$24,172	$20,744
9/30/2022	$17,652	$21,832	$18,820
10/31/2022	$18,194	$23,157	$20,364
11/30/2022	$19,100	$24,170	$21,426
12/31/2022	$17,945	$22,338	$20,172
1/31/2023	$19,584	$24,222	$21,561
2/28/2023	$19,327	$23,936	$21,057
3/31/2023	$20,550	$25,432	$21,620
4/30/2023	$20,610	$25,651	$21,851
5/31/2023	$21,102	$26,754	$21,936
6/30/2023	$22,571	$28,604	$23,433
7/31/2023	$23,133	$29,587	$24,273
8/31/2023	$22,434	$29,255	$23,805
9/30/2023	$21,135	$27,647	$22,671
10/31/2023	$20,692	$27,168	$22,070
11/30/2023	$23,002	$30,107	$24,128
12/31/2023	$24,055	$31,543	$25,408
1/31/2024	$24,882	$32,241	$25,689
2/29/2024	$27,140	$34,460	$27,080
3/31/2024	$27,562	$35,084	$27,953
4/30/2024	$26,207	$33,538	$26,723
5/31/2024	$27,679	$35,536	$27,986
6/30/2024	$29,281	$37,819	$28,852
7/31/2024	$28,366	$37,340	$29,389
8/31/2024	$29,310	$38,060	$30,029
9/30/2024	$30,231	$39,112	$30,650
10/31/2024	$30,026	$38,964	$30,425
11/30/2024	$32,190	$41,594	$32,449
12/31/2024	$31,154	$41,781	$31,457
1/31/2025	$32,209	$42,629	$32,450
2/28/2025	$30,729	$41,037	$31,828
3/31/2025	$27,882	$37,582	$29,971
4/30/2025	$28,697	$38,185	$29,770
5/31/2025	$31,848	$41,561	$31,657
6/30/2025	$34,468	$44,243	$33,266
7/31/2025	$35,701	$45,874	$33,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	25.81	10.75	13.57
Russell 3000® Growth Index	22.86	16.73	16.45
Russell 3000® Index	15.68	15.19	13.02

AssetsNet		$ 3,582,917,430
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 23,734,108
InvestmentCompanyPortfolioTurnover		73.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.5
Consumer discretionary	14.7
Communication services	12.5
Financials	12.3
Industrials	9.8
Health care	8.5
Materials	1.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	8.9
Microsoft Corp.	8.9
Meta Platforms, Inc. Class A	6.7
Amazon.com, Inc.	4.7
Broadcom, Inc.	4.3
Oracle Corp.	2.2
Mastercard, Inc. Class A	2.1
DoorDash, Inc. Class A	1.9
Arista Networks, Inc.	1.7
Booking Holdings, Inc.	1.7

Material Fund Change [Text Block]
C000163725
Shareholder Report [Line Items]
Fund Name		Growth Fund
Class Name		Class R6
Trading Symbol		SGRHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Growth Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$79	0.70%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within communication services and financials, where holdings with innovative products and strong demand, such as Robinhood Markets, Inc. and Roblox Corp., contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp. and Broadcom, Inc. detracted from returns.

Line Graph [Table Text Block]
	Class R6	Russell 3000® Growth Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,223	$9,381	$9,396
9/30/2015	$8,905	$9,120	$9,122
10/31/2015	$9,474	$9,885	$9,843
11/30/2015	$9,636	$9,937	$9,898
12/31/2015	$9,485	$9,766	$9,694
1/31/2016	$8,572	$9,183	$9,147
2/29/2016	$8,504	$9,175	$9,144
3/31/2016	$8,960	$9,799	$9,788
4/30/2016	$9,164	$9,723	$9,849
5/31/2016	$9,419	$9,917	$10,025
6/30/2016	$9,267	$9,878	$10,046
7/31/2016	$9,875	$10,357	$10,444
8/31/2016	$9,869	$10,318	$10,471
9/30/2016	$9,836	$10,364	$10,488
10/31/2016	$9,465	$10,090	$10,261
11/30/2016	$9,599	$10,359	$10,720
12/31/2016	$9,439	$10,488	$10,929
1/31/2017	$10,012	$10,828	$11,135
2/28/2017	$10,420	$11,263	$11,549
3/31/2017	$10,554	$11,394	$11,557
4/30/2017	$10,908	$11,651	$11,679
5/31/2017	$11,235	$11,924	$11,799
6/30/2017	$11,164	$11,924	$11,905
7/31/2017	$11,504	$12,224	$12,130
8/31/2017	$11,684	$12,430	$12,153
9/30/2017	$11,943	$12,631	$12,449
10/31/2017	$12,416	$13,097	$12,721
11/30/2017	$12,656	$13,493	$13,107
12/31/2017	$12,765	$13,592	$13,238
1/31/2018	$13,867	$14,521	$13,936
2/28/2018	$13,758	$14,138	$13,423
3/31/2018	$13,615	$13,793	$13,153
4/30/2018	$13,609	$13,839	$13,203
5/31/2018	$14,370	$14,466	$13,576
6/30/2018	$14,441	$14,603	$13,665
7/31/2018	$14,754	$15,018	$14,118
8/31/2018	$15,605	$15,848	$14,614
9/30/2018	$15,558	$15,901	$14,638
10/31/2018	$13,916	$14,433	$13,560
11/30/2018	$14,127	$14,592	$13,832
12/31/2018	$12,842	$13,304	$12,544
1/31/2019	$14,288	$14,524	$13,621
2/28/2019	$15,132	$15,075	$14,100
3/31/2019	$15,386	$15,456	$14,306
4/30/2019	$16,417	$16,138	$14,877
5/31/2019	$15,591	$15,106	$13,915
6/30/2019	$16,520	$16,152	$14,892
7/31/2019	$16,828	$16,503	$15,113
8/31/2019	$16,579	$16,337	$14,805
9/30/2019	$16,281	$16,330	$15,065
10/31/2019	$16,546	$16,791	$15,389
11/30/2019	$17,493	$17,551	$15,974
12/31/2019	$17,680	$18,073	$16,436
1/31/2020	$18,375	$18,437	$16,418
2/29/2020	$17,058	$17,177	$15,074
3/31/2020	$14,820	$15,388	$13,001
4/30/2020	$17,551	$17,666	$14,722
5/31/2020	$19,231	$18,880	$15,510
6/30/2020	$19,963	$19,696	$15,864
7/31/2020	$21,482	$21,163	$16,765
8/31/2020	$23,090	$23,295	$17,980
9/30/2020	$22,346	$22,229	$17,325
10/31/2020	$22,201	$21,526	$16,951
11/30/2020	$24,981	$23,823	$19,013
12/31/2020	$26,443	$24,987	$19,869
1/31/2021	$26,108	$24,893	$19,780
2/28/2021	$27,046	$24,944	$20,399
3/31/2021	$25,831	$25,285	$21,130
4/30/2021	$27,622	$26,926	$22,219
5/31/2021	$26,514	$26,527	$22,320
6/30/2021	$28,600	$28,163	$22,871
7/31/2021	$29,257	$28,958	$23,258
8/31/2021	$30,145	$30,005	$23,921
9/30/2021	$28,654	$28,358	$22,848
10/31/2021	$30,378	$30,742	$24,393
11/30/2021	$28,667	$30,825	$24,021
12/31/2021	$28,529	$31,446	$24,967
1/31/2022	$24,870	$28,659	$23,498
2/28/2022	$24,158	$27,516	$22,906
3/31/2022	$24,542	$28,537	$23,649
4/30/2022	$21,055	$25,088	$21,527
5/31/2022	$20,244	$24,511	$21,498
6/30/2022	$18,659	$22,594	$19,700
7/31/2022	$20,759	$25,295	$21,548
8/31/2022	$19,761	$24,172	$20,744
9/30/2022	$17,718	$21,832	$18,820
10/31/2022	$18,259	$23,157	$20,364
11/30/2022	$19,173	$24,170	$21,426
12/31/2022	$18,016	$22,338	$20,172
1/31/2023	$19,661	$24,222	$21,561
2/28/2023	$19,405	$23,936	$21,057
3/31/2023	$20,630	$25,432	$21,620
4/30/2023	$20,695	$25,651	$21,851
5/31/2023	$21,185	$26,754	$21,936
6/30/2023	$22,661	$28,604	$23,433
7/31/2023	$23,232	$29,587	$24,273
8/31/2023	$22,530	$29,255	$23,805
9/30/2023	$21,223	$27,647	$22,671
10/31/2023	$20,782	$27,168	$22,070
11/30/2023	$23,102	$30,107	$24,128
12/31/2023	$24,162	$31,543	$25,408
1/31/2024	$24,992	$32,241	$25,689
2/29/2024	$27,260	$34,460	$27,080
3/31/2024	$27,686	$35,084	$27,953
4/30/2024	$26,324	$33,538	$26,723
5/31/2024	$27,803	$35,536	$27,986
6/30/2024	$29,416	$37,819	$28,852
7/31/2024	$28,499	$37,340	$29,389
8/31/2024	$29,445	$38,060	$30,029
9/30/2024	$30,375	$39,112	$30,650
10/31/2024	$30,170	$38,964	$30,425
11/30/2024	$32,344	$41,594	$32,449
12/31/2024	$31,299	$41,781	$31,457
1/31/2025	$32,370	$42,629	$32,450
2/28/2025	$30,877	$41,037	$31,828
3/31/2025	$28,024	$37,582	$29,971
4/30/2025	$28,841	$38,185	$29,770
5/31/2025	$32,004	$41,561	$31,657
6/30/2025	$34,645	$44,243	$33,266
7/31/2025	$35,878	$45,874	$33,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	25.87	10.80	13.63
Russell 3000® Growth Index	22.86	16.73	16.45
Russell 3000® Index	15.68	15.19	13.02
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on September 30, 2015 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

AssetsNet		$ 3,582,917,430
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 23,734,108
InvestmentCompanyPortfolioTurnover		73.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.5
Consumer discretionary	14.7
Communication services	12.5
Financials	12.3
Industrials	9.8
Health care	8.5
Materials	1.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	8.9
Microsoft Corp.	8.9
Meta Platforms, Inc. Class A	6.7
Amazon.com, Inc.	4.7
Broadcom, Inc.	4.3
Oracle Corp.	2.2
Mastercard, Inc. Class A	2.1
DoorDash, Inc. Class A	1.9
Arista Networks, Inc.	1.7
Booking Holdings, Inc.	1.7

Material Fund Change [Text Block]
C000019941
Shareholder Report [Line Items]
Fund Name		Growth Fund
Class Name		Class C
Trading Symbol		WGFCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Growth Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$213	1.90%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 213
Expense Ratio, Percent		1.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within communication services and financials, where holdings with innovative products and strong demand, such as Robinhood Markets, Inc. and Roblox Corp., contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp. and Broadcom, Inc. detracted from returns.

Line Graph [Table Text Block]
	Class C with Load	Russell 3000® Growth Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,214	$9,381	$9,396
9/30/2015	$8,886	$9,120	$9,122
10/31/2015	$9,445	$9,885	$9,843
11/30/2015	$9,598	$9,937	$9,898
12/31/2015	$9,435	$9,766	$9,694
1/31/2016	$8,519	$9,183	$9,147
2/29/2016	$8,445	$9,175	$9,144
3/31/2016	$8,887	$9,799	$9,788
4/30/2016	$9,079	$9,723	$9,849
5/31/2016	$9,324	$9,917	$10,025
6/30/2016	$9,164	$9,878	$10,046
7/31/2016	$9,756	$10,357	$10,444
8/31/2016	$9,740	$10,318	$10,471
9/30/2016	$9,698	$10,364	$10,488
10/31/2016	$9,322	$10,090	$10,261
11/30/2016	$9,445	$10,359	$10,720
12/31/2016	$9,273	$10,488	$10,929
1/31/2017	$9,830	$10,828	$11,135
2/28/2017	$10,219	$11,263	$11,549
3/31/2017	$10,341	$11,394	$11,557
4/30/2017	$10,674	$11,651	$11,679
5/31/2017	$10,987	$11,924	$11,799
6/30/2017	$10,905	$11,924	$11,905
7/31/2017	$11,224	$12,224	$12,130
8/31/2017	$11,389	$12,430	$12,153
9/30/2017	$11,630	$12,631	$12,449
10/31/2017	$12,078	$13,097	$12,721
11/30/2017	$12,299	$13,493	$13,107
12/31/2017	$12,391	$13,592	$13,238
1/31/2018	$13,446	$14,521	$13,936
2/28/2018	$13,329	$14,138	$13,423
3/31/2018	$13,179	$13,793	$13,153
4/30/2018	$13,160	$13,839	$13,203
5/31/2018	$13,878	$14,466	$13,576
6/30/2018	$13,934	$14,603	$13,665
7/31/2018	$14,225	$15,018	$14,118
8/31/2018	$15,027	$15,848	$14,614
9/30/2018	$14,971	$15,901	$14,638
10/31/2018	$13,371	$14,433	$13,560
11/30/2018	$13,564	$14,592	$13,832
12/31/2018	$12,312	$13,304	$12,544
1/31/2019	$13,693	$14,524	$13,621
2/28/2019	$14,486	$15,075	$14,100
3/31/2019	$14,709	$15,456	$14,306
4/30/2019	$15,682	$16,138	$14,877
5/31/2019	$14,877	$15,106	$13,915
6/30/2019	$15,750	$16,152	$14,892
7/31/2019	$16,029	$16,503	$15,113
8/31/2019	$15,775	$16,337	$14,805
9/30/2019	$15,478	$16,330	$15,065
10/31/2019	$15,713	$16,791	$15,389
11/30/2019	$16,593	$17,551	$15,974
12/31/2019	$16,752	$18,073	$16,436
1/31/2020	$17,388	$18,437	$16,418
2/29/2020	$16,130	$17,177	$15,074
3/31/2020	$13,999	$15,388	$13,001
4/30/2020	$16,567	$17,666	$14,722
5/31/2020	$18,135	$18,880	$15,510
6/30/2020	$18,801	$19,696	$15,864
7/31/2020	$20,215	$21,163	$16,765
8/31/2020	$22,042	$23,295	$17,980
9/30/2020	$21,310	$22,229	$17,325
10/31/2020	$21,154	$21,526	$16,951
11/30/2020	$23,774	$23,823	$19,013
12/31/2020	$25,138	$24,987	$19,869
1/31/2021	$24,793	$24,893	$19,780
2/28/2021	$25,663	$24,944	$20,399
3/31/2021	$24,485	$25,285	$21,130
4/30/2021	$26,153	$26,926	$22,219
5/31/2021	$25,074	$26,527	$22,320
6/30/2021	$27,023	$28,163	$22,871
7/31/2021	$27,621	$28,958	$23,258
8/31/2021	$28,428	$30,005	$23,921
9/30/2021	$26,996	$28,358	$22,848
10/31/2021	$28,591	$30,742	$24,393
11/30/2021	$26,951	$30,825	$24,021
12/31/2021	$26,789	$31,446	$24,967
1/31/2022	$23,340	$28,659	$23,498
2/28/2022	$22,650	$27,516	$22,906
3/31/2022	$22,975	$28,537	$23,649
4/30/2022	$19,695	$25,088	$21,527
5/31/2022	$18,914	$24,511	$21,498
6/30/2022	$17,417	$22,594	$19,700
7/31/2022	$19,461	$25,295	$21,548
8/31/2022	$18,497	$24,172	$20,744
9/30/2022	$16,571	$21,832	$18,820
10/31/2022	$17,066	$23,157	$20,364
11/30/2022	$17,899	$24,170	$21,426
12/31/2022	$16,795	$22,338	$20,172
1/31/2023	$18,307	$24,222	$21,561
2/28/2023	$18,055	$23,936	$21,057
3/31/2023	$19,181	$25,432	$21,620
4/30/2023	$19,226	$25,651	$21,851
5/31/2023	$19,656	$26,754	$21,936
6/30/2023	$21,005	$28,604	$23,433
7/31/2023	$21,509	$29,587	$24,273
8/31/2023	$20,852	$29,255	$23,805
9/30/2023	$19,638	$27,647	$22,671
10/31/2023	$19,221	$27,168	$22,070
11/30/2023	$21,354	$30,107	$24,128
12/31/2023	$22,333	$31,543	$25,408
1/31/2024	$23,093	$32,241	$25,689
2/29/2024	$25,174	$34,460	$27,080
3/31/2024	$25,563	$35,084	$27,953
4/30/2024	$24,294	$33,538	$26,723
5/31/2024	$25,649	$35,536	$27,986
6/30/2024	$27,126	$37,819	$28,852
7/31/2024	$26,280	$37,340	$29,389
8/31/2024	$27,143	$38,060	$30,029
9/30/2024	$27,981	$39,112	$30,650
10/31/2024	$27,791	$38,964	$30,425
11/30/2024	$29,778	$41,594	$32,449
12/31/2024	$28,812	$41,781	$31,457
1/31/2025	$29,775	$42,629	$32,450
2/28/2025	$28,396	$41,037	$31,828
3/31/2025	$25,757	$37,582	$29,971
4/30/2025	$26,506	$38,185	$29,770
5/31/2025	$29,406	$41,561	$31,657
6/30/2025	$31,819	$44,243	$33,266
7/31/2025	$32,949	$45,874	$33,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	24.33	9.92	12.66
Class C with Load	23.33	9.92	12.66
Russell 3000® Growth Index	22.86	16.73	16.45
Russell 3000® Index	15.68	15.19	13.02

Material Change Date	Aug. 01, 2024
AssetsNet		$ 3,582,917,430
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 23,734,108
InvestmentCompanyPortfolioTurnover		73.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.5
Consumer discretionary	14.7
Communication services	12.5
Financials	12.3
Industrials	9.8
Health care	8.5
Materials	1.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	8.9
Microsoft Corp.	8.9
Meta Platforms, Inc. Class A	6.7
Amazon.com, Inc.	4.7
Broadcom, Inc.	4.3
Oracle Corp.	2.2
Mastercard, Inc. Class A	2.1
DoorDash, Inc. Class A	1.9
Arista Networks, Inc.	1.7
Booking Holdings, Inc.	1.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since August 1, 2024.
C000019942
Shareholder Report [Line Items]
Fund Name		Growth Fund
Class Name		Class A
Trading Symbol		SGRAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Growth Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$126	1.12%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 126
Expense Ratio, Percent		1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within communication services and financials, where holdings with innovative products and strong demand, such as Robinhood Markets, Inc. and Roblox Corp., contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp. and Broadcom, Inc. detracted from returns.

Line Graph [Table Text Block]
	Class A with Load	Russell 3000® Growth Index	Russell 3000® Index
7/31/2015	$9,425	$10,000	$10,000
8/31/2015	$8,690	$9,381	$9,396
9/30/2015	$8,387	$9,120	$9,122
10/31/2015	$8,920	$9,885	$9,843
11/30/2015	$9,069	$9,937	$9,898
12/31/2015	$8,922	$9,766	$9,694
1/31/2016	$8,060	$9,183	$9,147
2/29/2016	$7,995	$9,175	$9,144
3/31/2016	$8,420	$9,799	$9,788
4/30/2016	$8,606	$9,723	$9,849
5/31/2016	$8,845	$9,917	$10,025
6/30/2016	$8,698	$9,878	$10,046
7/31/2016	$9,266	$10,357	$10,444
8/31/2016	$9,255	$10,318	$10,471
9/30/2016	$9,222	$10,364	$10,488
10/31/2016	$8,869	$10,090	$10,261
11/30/2016	$8,992	$10,359	$10,720
12/31/2016	$8,839	$10,488	$10,929
1/31/2017	$9,374	$10,828	$11,135
2/28/2017	$9,749	$11,263	$11,549
3/31/2017	$9,871	$11,394	$11,557
4/30/2017	$10,199	$11,651	$11,679
5/31/2017	$10,502	$11,924	$11,799
6/30/2017	$10,430	$11,924	$11,905
7/31/2017	$10,744	$12,224	$12,130
8/31/2017	$10,906	$12,430	$12,153
9/30/2017	$11,146	$12,631	$12,449
10/31/2017	$11,582	$13,097	$12,721
11/30/2017	$11,803	$13,493	$13,107
12/31/2017	$11,896	$13,592	$13,238
1/31/2018	$12,918	$14,521	$13,936
2/28/2018	$12,815	$14,138	$13,423
3/31/2018	$12,677	$13,793	$13,153
4/30/2018	$12,666	$13,839	$13,203
5/31/2018	$13,368	$14,466	$13,576
6/30/2018	$13,432	$14,603	$13,665
7/31/2018	$13,716	$15,018	$14,118
8/31/2018	$14,500	$15,848	$14,614
9/30/2018	$14,454	$15,901	$14,638
10/31/2018	$12,921	$14,433	$13,560
11/30/2018	$13,113	$14,592	$13,832
12/31/2018	$11,913	$13,304	$12,544
1/31/2019	$13,253	$14,524	$13,621
2/28/2019	$14,028	$15,075	$14,100
3/31/2019	$14,260	$15,456	$14,306
4/30/2019	$15,211	$16,138	$14,877
5/31/2019	$14,440	$15,106	$13,915
6/30/2019	$15,294	$16,152	$14,892
7/31/2019	$15,574	$16,503	$15,113
8/31/2019	$15,338	$16,337	$14,805
9/30/2019	$15,057	$16,330	$15,065
10/31/2019	$15,294	$16,791	$15,389
11/30/2019	$16,165	$17,551	$15,974
12/31/2019	$16,331	$18,073	$16,436
1/31/2020	$16,967	$18,437	$16,418
2/29/2020	$15,745	$17,177	$15,074
3/31/2020	$13,675	$15,388	$13,001
4/30/2020	$16,187	$17,666	$14,722
5/31/2020	$17,731	$18,880	$15,510
6/30/2020	$18,402	$19,696	$15,864
7/31/2020	$19,792	$21,163	$16,765
8/31/2020	$21,267	$23,295	$17,980
9/30/2020	$20,576	$22,229	$17,325
10/31/2020	$20,432	$21,526	$16,951
11/30/2020	$22,985	$23,823	$19,013
12/31/2020	$24,319	$24,987	$19,869
1/31/2021	$24,000	$24,893	$19,780
2/28/2021	$24,854	$24,944	$20,399
3/31/2021	$23,727	$25,285	$21,130
4/30/2021	$25,366	$26,926	$22,219
5/31/2021	$24,341	$26,527	$22,320
6/30/2021	$26,242	$28,163	$22,871
7/31/2021	$26,840	$28,958	$23,258
8/31/2021	$27,642	$30,005	$23,921
9/30/2021	$26,265	$28,358	$22,848
10/31/2021	$27,836	$30,742	$24,393
11/30/2021	$26,259	$30,825	$24,021
12/31/2021	$26,121	$31,446	$24,967
1/31/2022	$22,760	$28,659	$23,498
2/28/2022	$22,102	$27,516	$22,906
3/31/2022	$22,442	$28,537	$23,649
4/30/2022	$19,251	$25,088	$21,527
5/31/2022	$18,501	$24,511	$21,498
6/30/2022	$17,051	$22,594	$19,700
7/31/2022	$18,961	$25,295	$21,548
8/31/2022	$18,041	$24,172	$20,744
9/30/2022	$16,166	$21,832	$18,820
10/31/2022	$16,662	$23,157	$20,364
11/30/2022	$17,482	$24,170	$21,426
12/31/2022	$16,423	$22,338	$20,172
1/31/2023	$17,911	$24,222	$21,561
2/28/2023	$17,676	$23,936	$21,057
3/31/2023	$18,784	$25,432	$21,620
4/30/2023	$18,837	$25,651	$21,851
5/31/2023	$19,277	$26,754	$21,936
6/30/2023	$20,613	$28,604	$23,433
7/31/2023	$21,121	$29,587	$24,273
8/31/2023	$20,476	$29,255	$23,805
9/30/2023	$19,285	$27,647	$22,671
10/31/2023	$18,875	$27,168	$22,070
11/30/2023	$20,970	$30,107	$24,128
12/31/2023	$21,931	$31,543	$25,408
1/31/2024	$22,677	$32,241	$25,689
2/29/2024	$24,721	$34,460	$27,080
3/31/2024	$25,103	$35,084	$27,953
4/30/2024	$23,856	$33,538	$26,723
5/31/2024	$25,188	$35,536	$27,986
6/30/2024	$26,638	$37,819	$28,852
7/31/2024	$25,807	$37,340	$29,389
8/31/2024	$26,655	$38,060	$30,029
9/30/2024	$27,478	$39,112	$30,650
10/31/2024	$27,291	$38,964	$30,425
11/30/2024	$29,241	$41,594	$32,449
12/31/2024	$28,294	$41,781	$31,457
1/31/2025	$29,239	$42,629	$32,450
2/28/2025	$27,885	$41,037	$31,828
3/31/2025	$25,294	$37,582	$29,971
4/30/2025	$26,029	$38,185	$29,770
5/31/2025	$28,877	$41,561	$31,657
6/30/2025	$31,247	$44,243	$33,266
7/31/2025	$32,355	$45,874	$33,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	25.33	10.33	13.13
Class A with Load	18.11	9.03	12.46
Russell 3000® Growth Index	22.86	16.73	16.45
Russell 3000® Index	15.68	15.19	13.02

AssetsNet		$ 3,582,917,430
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 23,734,108
InvestmentCompanyPortfolioTurnover		73.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.5
Consumer discretionary	14.7
Communication services	12.5
Financials	12.3
Industrials	9.8
Health care	8.5
Materials	1.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	8.9
Microsoft Corp.	8.9
Meta Platforms, Inc. Class A	6.7
Amazon.com, Inc.	4.7
Broadcom, Inc.	4.3
Oracle Corp.	2.2
Mastercard, Inc. Class A	2.1
DoorDash, Inc. Class A	1.9
Arista Networks, Inc.	1.7
Booking Holdings, Inc.	1.7

Material Fund Change [Text Block]
C000019943
Shareholder Report [Line Items]
Fund Name		Growth Fund
Class Name		Administrator Class
Trading Symbol		SGRKX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Growth Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$108	0.96%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 108
Expense Ratio, Percent		0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within communication services and financials, where holdings with innovative products and strong demand, such as Robinhood Markets, Inc. and Roblox Corp., contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp. and Broadcom, Inc. detracted from returns.

Line Graph [Table Text Block]
	Administrator Class	Russell 3000® Growth Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,221	$9,381	$9,396
9/30/2015	$8,899	$9,120	$9,122
10/31/2015	$9,467	$9,885	$9,843
11/30/2015	$9,627	$9,937	$9,898
12/31/2015	$9,472	$9,766	$9,694
1/31/2016	$8,560	$9,183	$9,147
2/29/2016	$8,491	$9,175	$9,144
3/31/2016	$8,943	$9,799	$9,788
4/30/2016	$9,144	$9,723	$9,849
5/31/2016	$9,396	$9,917	$10,025
6/30/2016	$9,243	$9,878	$10,046
7/31/2016	$9,847	$10,357	$10,444
8/31/2016	$9,838	$10,318	$10,471
9/30/2016	$9,804	$10,364	$10,488
10/31/2016	$9,431	$10,090	$10,261
11/30/2016	$9,562	$10,359	$10,720
12/31/2016	$9,401	$10,488	$10,929
1/31/2017	$9,971	$10,828	$11,135
2/28/2017	$10,373	$11,263	$11,549
3/31/2017	$10,507	$11,394	$11,557
4/30/2017	$10,855	$11,651	$11,679
5/31/2017	$11,180	$11,924	$11,799
6/30/2017	$11,105	$11,924	$11,905
7/31/2017	$11,442	$12,224	$12,130
8/31/2017	$11,618	$12,430	$12,153
9/30/2017	$11,873	$12,631	$12,449
10/31/2017	$12,339	$13,097	$12,721
11/30/2017	$12,576	$13,493	$13,107
12/31/2017	$12,681	$13,592	$13,238
1/31/2018	$13,771	$14,521	$13,936
2/28/2018	$13,664	$14,138	$13,423
3/31/2018	$13,518	$13,793	$13,153
4/30/2018	$13,511	$13,839	$13,203
5/31/2018	$14,258	$14,466	$13,576
6/30/2018	$14,328	$14,603	$13,665
7/31/2018	$14,635	$15,018	$14,118
8/31/2018	$15,475	$15,848	$14,614
9/30/2018	$15,428	$15,901	$14,638
10/31/2018	$13,795	$14,433	$13,560
11/30/2018	$14,001	$14,592	$13,832
12/31/2018	$12,723	$13,304	$12,544
1/31/2019	$14,157	$14,524	$13,621
2/28/2019	$14,986	$15,075	$14,100
3/31/2019	$15,234	$15,456	$14,306
4/30/2019	$16,255	$16,138	$14,877
5/31/2019	$15,430	$15,106	$13,915
6/30/2019	$16,347	$16,152	$14,892
7/31/2019	$16,651	$16,503	$15,113
8/31/2019	$16,399	$16,337	$14,805
9/30/2019	$16,103	$16,330	$15,065
10/31/2019	$16,359	$16,791	$15,389
11/30/2019	$17,292	$17,551	$15,974
12/31/2019	$17,472	$18,073	$16,436
1/31/2020	$18,153	$18,437	$16,418
2/29/2020	$16,853	$17,177	$15,074
3/31/2020	$14,635	$15,388	$13,001
4/30/2020	$17,334	$17,666	$14,722
5/31/2020	$18,986	$18,880	$15,510
6/30/2020	$19,708	$19,696	$15,864
7/31/2020	$21,200	$21,163	$16,765
8/31/2020	$22,781	$23,295	$17,980
9/30/2020	$22,046	$22,229	$17,325
10/31/2020	$21,895	$21,526	$16,951
11/30/2020	$24,629	$23,823	$19,013
12/31/2020	$26,067	$24,987	$19,869
1/31/2021	$25,733	$24,893	$19,780
2/28/2021	$26,650	$24,944	$20,399
3/31/2021	$25,448	$25,285	$21,130
4/30/2021	$27,208	$26,926	$22,219
5/31/2021	$26,106	$26,527	$22,320
6/30/2021	$28,156	$28,163	$22,871
7/31/2021	$28,794	$28,958	$23,258
8/31/2021	$29,661	$30,005	$23,921
9/30/2021	$28,191	$28,358	$22,848
10/31/2021	$29,881	$30,742	$24,393
11/30/2021	$28,191	$30,825	$24,021
12/31/2021	$28,050	$31,446	$24,967
1/31/2022	$24,443	$28,659	$23,498
2/28/2022	$23,737	$27,516	$22,906
3/31/2022	$24,111	$28,537	$23,649
4/30/2022	$20,682	$25,088	$21,527
5/31/2022	$19,881	$24,511	$21,498
6/30/2022	$18,321	$22,594	$19,700
7/31/2022	$20,379	$25,295	$21,548
8/31/2022	$19,394	$24,172	$20,744
9/30/2022	$17,383	$21,832	$18,820
10/31/2022	$17,911	$23,157	$20,364
11/30/2022	$18,807	$24,170	$21,426
12/31/2022	$17,664	$22,338	$20,172
1/31/2023	$19,274	$24,222	$21,561
2/28/2023	$19,017	$23,936	$21,057
3/31/2023	$20,219	$25,432	$21,620
4/30/2023	$20,276	$25,651	$21,851
5/31/2023	$20,752	$26,754	$21,936
6/30/2023	$22,193	$28,604	$23,433
7/31/2023	$22,744	$29,587	$24,273
8/31/2023	$22,055	$29,255	$23,805
9/30/2023	$20,771	$27,647	$22,671
10/31/2023	$20,332	$27,168	$22,070
11/30/2023	$22,600	$30,107	$24,128
12/31/2023	$23,631	$31,543	$25,408
1/31/2024	$24,442	$32,241	$25,689
2/29/2024	$26,649	$34,460	$27,080
3/31/2024	$27,065	$35,084	$27,953
4/30/2024	$25,729	$33,538	$26,723
5/31/2024	$27,167	$35,536	$27,986
6/30/2024	$28,734	$37,819	$28,852
7/31/2024	$27,834	$37,340	$29,389
8/31/2024	$28,754	$38,060	$30,029
9/30/2024	$29,653	$39,112	$30,650
10/31/2024	$29,449	$38,964	$30,425
11/30/2024	$31,561	$41,594	$32,449
12/31/2024	$30,541	$41,781	$31,457
1/31/2025	$31,567	$42,629	$32,450
2/28/2025	$30,113	$41,037	$31,828
3/31/2025	$27,317	$37,582	$29,971
4/30/2025	$28,112	$38,185	$29,770
5/31/2025	$31,191	$41,561	$31,657
6/30/2025	$33,757	$44,243	$33,266
7/31/2025	$34,954	$45,874	$33,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	25.55	10.52	13.33
Russell 3000® Growth Index	22.86	16.73	16.45
Russell 3000® Index	15.68	15.19	13.02

AssetsNet		$ 3,582,917,430
Holdings Count | Holding		68
Advisory Fees Paid, Amount		$ 23,734,108
InvestmentCompanyPortfolioTurnover		73.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.5
Consumer discretionary	14.7
Communication services	12.5
Financials	12.3
Industrials	9.8
Health care	8.5
Materials	1.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	8.9
Microsoft Corp.	8.9
Meta Platforms, Inc. Class A	6.7
Amazon.com, Inc.	4.7
Broadcom, Inc.	4.3
Oracle Corp.	2.2
Mastercard, Inc. Class A	2.1
DoorDash, Inc. Class A	1.9
Arista Networks, Inc.	1.7
Booking Holdings, Inc.	1.7

Material Fund Change [Text Block]
C000089284
Shareholder Report [Line Items]
Fund Name		Large Cap Core Fund
Class Name		Institutional Class
Trading Symbol		EGOIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Large Cap Core Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$74	0.67%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively. Domestic large-cap stocks outperformed domestic small-cap stocks.

· Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

· Stock selection was the main contributor to outperformance, adding value in 6 of 11 sectors. This was primarily due to positive stock selection within the financials, health care, and industrials sectors. The largest individual contributors to relative performance were Twilio, Inc.; Interactive Brokers Group, Inc.; and United Airlines Holdings, Inc. A slight underweight to consumer discretionary contributed modestly to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

· Negative stock selection within energy, consumer staples, and consumer discretionary detracted from relative performance. The three largest individual detractors from relative performance were Regeneron Pharmaceuticals, Inc., Lennar Corporation, and Owens Corning.

Line Graph [Table Text Block]
	Institutional Class	S&P 500 Index
7/31/2015	$10,000	$10,000
8/31/2015	$9,466	$9,397
9/30/2015	$9,214	$9,164
10/31/2015	$9,943	$9,937
11/30/2015	$9,962	$9,967
12/31/2015	$9,705	$9,810
1/31/2016	$8,939	$9,323
2/29/2016	$8,869	$9,310
3/31/2016	$9,399	$9,942
4/30/2016	$9,316	$9,980
5/31/2016	$9,463	$10,160
6/30/2016	$9,297	$10,186
7/31/2016	$9,725	$10,561
8/31/2016	$9,769	$10,576
9/30/2016	$9,769	$10,578
10/31/2016	$9,603	$10,385
11/30/2016	$10,338	$10,770
12/31/2016	$10,561	$10,983
1/31/2017	$10,697	$11,191
2/28/2017	$11,156	$11,635
3/31/2017	$11,078	$11,649
4/30/2017	$11,214	$11,769
5/31/2017	$11,337	$11,934
6/30/2017	$11,421	$12,009
7/31/2017	$11,712	$12,256
8/31/2017	$11,757	$12,293
9/30/2017	$12,138	$12,547
10/31/2017	$12,578	$12,840
11/30/2017	$12,959	$13,233
12/31/2017	$13,072	$13,380
1/31/2018	$13,911	$14,147
2/28/2018	$13,343	$13,625
3/31/2018	$13,006	$13,279
4/30/2018	$13,059	$13,330
5/31/2018	$13,448	$13,651
6/30/2018	$13,402	$13,735
7/31/2018	$13,838	$14,246
8/31/2018	$14,294	$14,710
9/30/2018	$14,221	$14,794
10/31/2018	$13,052	$13,783
11/30/2018	$13,211	$14,064
12/31/2018	$11,980	$12,794
1/31/2019	$12,972	$13,819
2/28/2019	$13,378	$14,263
3/31/2019	$13,536	$14,540
4/30/2019	$13,994	$15,129
5/31/2019	$12,837	$14,167
6/30/2019	$13,934	$15,166
7/31/2019	$14,054	$15,384
8/31/2019	$13,656	$15,140
9/30/2019	$13,987	$15,423
10/31/2019	$14,302	$15,757
11/30/2019	$15,009	$16,329
12/31/2019	$15,350	$16,822
1/31/2020	$14,975	$16,816
2/29/2020	$13,600	$15,431
3/31/2020	$11,740	$13,525
4/30/2020	$13,307	$15,259
5/31/2020	$14,067	$15,986
6/30/2020	$14,113	$16,304
7/31/2020	$14,507	$17,223
8/31/2020	$15,213	$18,461
9/30/2020	$14,617	$17,760
10/31/2020	$14,443	$17,287
11/30/2020	$16,001	$19,180
12/31/2020	$16,655	$19,917
1/31/2021	$16,687	$19,716
2/28/2021	$17,376	$20,260
3/31/2021	$18,395	$21,147
4/30/2021	$19,286	$22,276
5/31/2021	$19,519	$22,431
6/30/2021	$19,636	$22,955
7/31/2021	$20,081	$23,500
8/31/2021	$20,686	$24,215
9/30/2021	$19,593	$23,089
10/31/2021	$20,909	$24,706
11/30/2021	$20,856	$24,535
12/31/2021	$21,887	$25,635
1/31/2022	$20,905	$24,308
2/28/2022	$20,698	$23,580
3/31/2022	$20,977	$24,456
4/30/2022	$19,279	$22,323
5/31/2022	$19,582	$22,364
6/30/2022	$17,677	$20,518
7/31/2022	$19,424	$22,410
8/31/2022	$18,697	$21,496
9/30/2022	$17,083	$19,516
10/31/2022	$19,060	$21,096
11/30/2022	$20,080	$22,275
12/31/2022	$18,865	$20,992
1/31/2023	$19,913	$22,311
2/28/2023	$19,627	$21,767
3/31/2023	$20,063	$22,566
4/30/2023	$20,227	$22,918
5/31/2023	$20,118	$23,018
6/30/2023	$21,725	$24,538
7/31/2023	$22,706	$25,327
8/31/2023	$22,215	$24,923
9/30/2023	$21,289	$23,735
10/31/2023	$20,663	$23,236
11/30/2023	$22,433	$25,358
12/31/2023	$23,614	$26,510
1/31/2024	$24,030	$26,956
2/29/2024	$25,099	$28,395
3/31/2024	$26,316	$29,309
4/30/2024	$25,128	$28,111
5/31/2024	$26,390	$29,505
6/30/2024	$27,459	$30,564
7/31/2024	$27,607	$30,936
8/31/2024	$28,156	$31,687
9/30/2024	$28,394	$32,363
10/31/2024	$28,661	$32,070
11/30/2024	$30,813	$33,952
12/31/2024	$29,823	$33,143
1/31/2025	$31,613	$34,066
2/28/2025	$30,258	$33,621
3/31/2025	$28,101	$31,727
4/30/2025	$28,268	$31,512
5/31/2025	$30,242	$33,495
6/30/2025	$32,182	$35,199
7/31/2025	$33,001	$35,989

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	19.54	17.87	12.68
S&P 500 Index	16.33	15.88	13.66

AssetsNet		$ 592,772,427
Holdings Count | Holding		52
Advisory Fees Paid, Amount		$ 3,134,248
InvestmentCompanyPortfolioTurnover		41.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.2
Industrials	11.6
Financials	11.1
Communication services	10.9
Health care	10.9
Consumer discretionary	10.6
Real estate	4.5
Energy	4.1
Consumer staples	3.6
Materials	2.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	6.0
Broadcom, Inc.	4.2
Apple, Inc.	3.9
Alphabet, Inc. Class C	3.8
Netflix, Inc.	2.9
Amazon.com, Inc.	2.7
Ulta Beauty, Inc.	2.5
EMCOR Group, Inc.	2.5
Interactive Brokers Group, Inc. Class A	2.4
Generac Holdings, Inc.	2.3

Material Fund Change [Text Block]
C000163727
Shareholder Report [Line Items]
Fund Name		Large Cap Core Fund
Class Name		Class R6
Trading Symbol		EGORX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Large Cap Core Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$71	0.65%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively. Domestic large-cap stocks outperformed domestic small-cap stocks.

· Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

· Stock selection was the main contributor to outperformance, adding value in 6 of 11 sectors. This was primarily due to positive stock selection within the financials, health care, and industrials sectors. The largest individual contributors to relative performance were Twilio, Inc.; Interactive Brokers Group, Inc.; and United Airlines Holdings, Inc. A slight underweight to consumer discretionary contributed modestly to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

· Negative stock selection within energy, consumer staples, and consumer discretionary detracted from relative performance. The three largest individual detractors from relative performance were Regeneron Pharmaceuticals, Inc., Lennar Corporation, and Owens Corning.

Line Graph [Table Text Block]
	Class R6	S&P 500 Index
7/31/2015	$10,000	$10,000
8/31/2015	$9,466	$9,397
9/30/2015	$9,214	$9,164
10/31/2015	$9,943	$9,937
11/30/2015	$9,962	$9,967
12/31/2015	$9,708	$9,810
1/31/2016	$8,942	$9,323
2/29/2016	$8,866	$9,310
3/31/2016	$9,402	$9,942
4/30/2016	$9,313	$9,980
5/31/2016	$9,466	$10,160
6/30/2016	$9,300	$10,186
7/31/2016	$9,727	$10,561
8/31/2016	$9,772	$10,576
9/30/2016	$10,059	$10,578
10/31/2016	$9,887	$10,385
11/30/2016	$10,640	$10,770
12/31/2016	$10,876	$10,983
1/31/2017	$11,009	$11,191
2/28/2017	$11,489	$11,635
3/31/2017	$11,402	$11,649
4/30/2017	$11,549	$11,769
5/31/2017	$11,676	$11,934
6/30/2017	$11,763	$12,009
7/31/2017	$12,063	$12,256
8/31/2017	$12,103	$12,293
9/30/2017	$12,496	$12,547
10/31/2017	$12,956	$12,840
11/30/2017	$13,350	$13,233
12/31/2017	$13,463	$13,380
1/31/2018	$14,328	$14,147
2/28/2018	$13,742	$13,625
3/31/2018	$13,395	$13,279
4/30/2018	$13,449	$13,330
5/31/2018	$13,851	$13,651
6/30/2018	$13,803	$13,735
7/31/2018	$14,253	$14,246
8/31/2018	$14,723	$14,710
9/30/2018	$14,648	$14,794
10/31/2018	$13,449	$13,783
11/30/2018	$13,606	$14,064
12/31/2018	$12,342	$12,794
1/31/2019	$13,358	$13,819
2/28/2019	$13,784	$14,263
3/31/2019	$13,947	$14,540
4/30/2019	$14,420	$15,129
5/31/2019	$13,226	$14,167
6/30/2019	$14,350	$15,166
7/31/2019	$14,482	$15,384
8/31/2019	$14,063	$15,140
9/30/2019	$14,412	$15,423
10/31/2019	$14,737	$15,757
11/30/2019	$15,466	$16,329
12/31/2019	$15,810	$16,822
1/31/2020	$15,432	$16,816
2/29/2020	$14,014	$15,431
3/31/2020	$12,094	$13,525
4/30/2020	$13,721	$15,259
5/31/2020	$14,496	$15,986
6/30/2020	$14,543	$16,304
7/31/2020	$14,950	$17,223
8/31/2020	$15,678	$18,461
9/30/2020	$15,073	$17,760
10/31/2020	$14,884	$17,287
11/30/2020	$16,491	$19,180
12/31/2020	$17,166	$19,917
1/31/2021	$17,198	$19,716
2/28/2021	$17,921	$20,260
3/31/2021	$18,961	$21,147
4/30/2021	$19,881	$22,276
5/31/2021	$20,121	$22,431
6/30/2021	$20,242	$22,955
7/31/2021	$20,702	$23,500
8/31/2021	$21,326	$24,215
9/30/2021	$20,198	$23,089
10/31/2021	$21,566	$24,706
11/30/2021	$21,501	$24,535
12/31/2021	$22,573	$25,635
1/31/2022	$21,558	$24,308
2/28/2022	$21,333	$23,580
3/31/2022	$21,633	$24,456
4/30/2022	$19,867	$22,323
5/31/2022	$20,193	$22,364
6/30/2022	$18,226	$20,518
7/31/2022	$20,030	$22,410
8/31/2022	$19,278	$21,496
9/30/2022	$17,612	$19,516
10/31/2022	$19,654	$21,096
11/30/2022	$20,706	$22,275
12/31/2022	$19,452	$20,992
1/31/2023	$20,535	$22,311
2/28/2023	$20,254	$21,767
3/31/2023	$20,690	$22,566
4/30/2023	$20,858	$22,918
5/31/2023	$20,746	$23,018
6/30/2023	$22,406	$24,538
7/31/2023	$23,418	$25,327
8/31/2023	$22,912	$24,923
9/30/2023	$21,956	$23,735
10/31/2023	$21,309	$23,236
11/30/2023	$23,137	$25,358
12/31/2023	$24,348	$26,510
1/31/2024	$24,793	$26,956
2/29/2024	$25,897	$28,395
3/31/2024	$27,139	$29,309
4/30/2024	$25,912	$28,111
5/31/2024	$27,215	$29,505
6/30/2024	$28,319	$30,564
7/31/2024	$28,488	$30,936
8/31/2024	$29,040	$31,687
9/30/2024	$29,301	$32,363
10/31/2024	$29,561	$32,070
11/30/2024	$31,784	$33,952
12/31/2024	$30,758	$33,143
1/31/2025	$32,609	$34,066
2/28/2025	$31,207	$33,621
3/31/2025	$28,976	$31,727
4/30/2025	$29,149	$31,512
5/31/2025	$31,190	$33,495
6/30/2025	$33,197	$35,199
7/31/2025	$34,044	$35,989

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6Footnote Reference*	19.50	17.89	13.03
S&P 500 Index	16.33	15.88	13.66
Footnote	Description
Footnote*	Historical performance shown for the Class R6 shares prior to their inception on September 30, 2015 reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.

AssetsNet		$ 592,772,427
Holdings Count | Holding		52
Advisory Fees Paid, Amount		$ 3,134,248
InvestmentCompanyPortfolioTurnover		41.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.2
Industrials	11.6
Financials	11.1
Communication services	10.9
Health care	10.9
Consumer discretionary	10.6
Real estate	4.5
Energy	4.1
Consumer staples	3.6
Materials	2.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	6.0
Broadcom, Inc.	4.2
Apple, Inc.	3.9
Alphabet, Inc. Class C	3.8
Netflix, Inc.	2.9
Amazon.com, Inc.	2.7
Ulta Beauty, Inc.	2.5
EMCOR Group, Inc.	2.5
Interactive Brokers Group, Inc. Class A	2.4
Generac Holdings, Inc.	2.3

Material Fund Change [Text Block]
C000089282
Shareholder Report [Line Items]
Fund Name		Large Cap Core Fund
Class Name		Class C
Trading Symbol		EGOCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Large Cap Core Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$198	1.82%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 198
Expense Ratio, Percent		1.82%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively. Domestic large-cap stocks outperformed domestic small-cap stocks.

· Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

· Stock selection was the main contributor to outperformance, adding value in 6 of 11 sectors. This was primarily due to positive stock selection within the financials, health care, and industrials sectors. The largest individual contributors to relative performance were Twilio, Inc.; Interactive Brokers Group, Inc.; and United Airlines Holdings, Inc. A slight underweight to consumer discretionary contributed modestly to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

· Negative stock selection within energy, consumer staples, and consumer discretionary detracted from relative performance. The three largest individual detractors from relative performance were Regeneron Pharmaceuticals, Inc., Lennar Corporation, and Owens Corning.

Line Graph [Table Text Block]
	Class C with Load	S&P 500 Index
7/31/2015	$10,000	$10,000
8/31/2015	$9,455	$9,397
9/30/2015	$9,199	$9,164
10/31/2015	$9,910	$9,937
11/30/2015	$9,923	$9,967
12/31/2015	$9,661	$9,810
1/31/2016	$8,886	$9,323
2/29/2016	$8,808	$9,310
3/31/2016	$9,325	$9,942
4/30/2016	$9,228	$9,980
5/31/2016	$9,371	$10,160
6/30/2016	$9,196	$10,186
7/31/2016	$9,610	$10,561
8/31/2016	$9,642	$10,576
9/30/2016	$9,635	$10,578
10/31/2016	$9,461	$10,385
11/30/2016	$10,172	$10,770
12/31/2016	$10,385	$10,983
1/31/2017	$10,501	$11,191
2/28/2017	$10,947	$11,635
3/31/2017	$10,857	$11,649
4/30/2017	$10,980	$11,769
5/31/2017	$11,090	$11,934
6/30/2017	$11,161	$12,009
7/31/2017	$11,439	$12,256
8/31/2017	$11,464	$12,293
9/30/2017	$11,826	$12,547
10/31/2017	$12,246	$12,840
11/30/2017	$12,608	$13,233
12/31/2017	$12,705	$13,380
1/31/2018	$13,502	$14,147
2/28/2018	$12,940	$13,625
3/31/2018	$12,600	$13,279
4/30/2018	$12,639	$13,330
5/31/2018	$12,999	$13,651
6/30/2018	$12,947	$13,735
7/31/2018	$13,358	$14,246
8/31/2018	$13,777	$14,710
9/30/2018	$13,698	$14,794
10/31/2018	$12,561	$13,783
11/30/2018	$12,698	$14,064
12/31/2018	$11,506	$12,794
1/31/2019	$12,441	$13,819
2/28/2019	$12,823	$14,263
3/31/2019	$12,963	$14,540
4/30/2019	$13,390	$15,129
5/31/2019	$12,271	$14,167
6/30/2019	$13,301	$15,166
7/31/2019	$13,404	$15,384
8/31/2019	$13,007	$15,140
9/30/2019	$13,316	$15,423
10/31/2019	$13,603	$15,757
11/30/2019	$14,258	$16,329
12/31/2019	$14,571	$16,822
1/31/2020	$14,207	$16,816
2/29/2020	$12,885	$15,431
3/31/2020	$11,110	$13,525
4/30/2020	$12,592	$15,259
5/31/2020	$13,293	$15,986
6/30/2020	$13,320	$16,304
7/31/2020	$13,674	$17,223
8/31/2020	$14,331	$18,461
9/30/2020	$13,763	$17,760
10/31/2020	$13,577	$17,287
11/30/2020	$15,032	$19,180
12/31/2020	$15,622	$19,917
1/31/2021	$15,642	$19,716
2/28/2021	$16,283	$20,260
3/31/2021	$17,220	$21,147
4/30/2021	$18,024	$22,276
5/31/2021	$18,227	$22,431
6/30/2021	$18,319	$22,955
7/31/2021	$18,716	$23,500
8/31/2021	$19,265	$24,215
9/30/2021	$18,227	$23,089
10/31/2021	$19,438	$24,706
11/30/2021	$19,367	$24,535
12/31/2021	$20,311	$25,635
1/31/2022	$19,370	$24,308
2/28/2022	$19,161	$23,580
3/31/2022	$19,405	$24,456
4/30/2022	$17,813	$22,323
5/31/2022	$18,080	$22,364
6/30/2022	$16,302	$20,518
7/31/2022	$17,894	$22,410
8/31/2022	$17,209	$21,496
9/30/2022	$15,710	$19,516
10/31/2022	$17,511	$21,096
11/30/2022	$18,429	$22,275
12/31/2022	$17,300	$20,992
1/31/2023	$18,245	$22,311
2/28/2023	$17,973	$21,767
3/31/2023	$18,335	$22,566
4/30/2023	$18,465	$22,918
5/31/2023	$18,361	$23,018
6/30/2023	$19,797	$24,538
7/31/2023	$20,677	$25,327
8/31/2023	$20,238	$24,923
9/30/2023	$19,386	$23,735
10/31/2023	$18,809	$23,236
11/30/2023	$20,414	$25,358
12/31/2023	$21,478	$26,510
1/31/2024	$21,846	$26,956
2/29/2024	$22,813	$28,395
3/31/2024	$23,903	$29,309
4/30/2024	$22,827	$28,111
5/31/2024	$23,958	$29,505
6/30/2024	$24,925	$30,564
7/31/2024	$25,062	$30,936
8/31/2024	$25,539	$31,687
9/30/2024	$25,757	$32,363
10/31/2024	$25,988	$32,070
11/30/2024	$27,924	$33,952
12/31/2024	$27,020	$33,143
1/31/2025	$28,630	$34,066
2/28/2025	$27,403	$33,621
3/31/2025	$25,440	$31,727
4/30/2025	$25,578	$31,512
5/31/2025	$27,357	$33,495
6/30/2025	$29,105	$35,199
7/31/2025	$29,841	$35,989

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	18.09	16.52	11.55
Class C with Load	17.09	16.52	11.55
S&P 500 Index	16.33	15.88	13.66

AssetsNet		$ 592,772,427
Holdings Count | Holding		52
Advisory Fees Paid, Amount		$ 3,134,248
InvestmentCompanyPortfolioTurnover		41.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.2
Industrials	11.6
Financials	11.1
Communication services	10.9
Health care	10.9
Consumer discretionary	10.6
Real estate	4.5
Energy	4.1
Consumer staples	3.6
Materials	2.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	6.0
Broadcom, Inc.	4.2
Apple, Inc.	3.9
Alphabet, Inc. Class C	3.8
Netflix, Inc.	2.9
Amazon.com, Inc.	2.7
Ulta Beauty, Inc.	2.5
EMCOR Group, Inc.	2.5
Interactive Brokers Group, Inc. Class A	2.4
Generac Holdings, Inc.	2.3

Material Fund Change [Text Block]
C000089281
Shareholder Report [Line Items]
Fund Name		Large Cap Core Fund
Class Name		Class A
Trading Symbol		EGOAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Large Cap Core Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$113	1.03%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 113
Expense Ratio, Percent		1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively. Domestic large-cap stocks outperformed domestic small-cap stocks.

· Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

· Stock selection was the main contributor to outperformance, adding value in 6 of 11 sectors. This was primarily due to positive stock selection within the financials, health care, and industrials sectors. The largest individual contributors to relative performance were Twilio, Inc.; Interactive Brokers Group, Inc.; and United Airlines Holdings, Inc. A slight underweight to consumer discretionary contributed modestly to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

· Negative stock selection within energy, consumer staples, and consumer discretionary detracted from relative performance. The three largest individual detractors from relative performance were Regeneron Pharmaceuticals, Inc., Lennar Corporation, and Owens Corning.

Line Graph [Table Text Block]
	Class A with Load	S&P 500 Index
7/31/2015	$9,428	$10,000
8/31/2015	$8,921	$9,397
9/30/2015	$8,682	$9,164
10/31/2015	$9,362	$9,937
11/30/2015	$9,380	$9,967
12/31/2015	$9,133	$9,810
1/31/2016	$8,409	$9,323
2/29/2016	$8,337	$9,310
3/31/2016	$8,838	$9,942
4/30/2016	$8,753	$9,980
5/31/2016	$8,892	$10,160
6/30/2016	$8,729	$10,186
7/31/2016	$9,127	$10,561
8/31/2016	$9,164	$10,576
9/30/2016	$9,164	$10,578
10/31/2016	$9,001	$10,385
11/30/2016	$9,688	$10,770
12/31/2016	$9,896	$10,983
1/31/2017	$10,017	$11,191
2/28/2017	$10,443	$11,635
3/31/2017	$10,364	$11,649
4/30/2017	$10,491	$11,769
5/31/2017	$10,601	$11,934
6/30/2017	$10,680	$12,009
7/31/2017	$10,947	$12,256
8/31/2017	$10,984	$12,293
9/30/2017	$11,336	$12,547
10/31/2017	$11,744	$12,840
11/30/2017	$12,096	$13,233
12/31/2017	$12,194	$13,380
1/31/2018	$12,973	$14,147
2/28/2018	$12,441	$13,625
3/31/2018	$12,120	$13,279
4/30/2018	$12,163	$13,330
5/31/2018	$12,522	$13,651
6/30/2018	$12,478	$13,735
7/31/2018	$12,881	$14,246
8/31/2018	$13,295	$14,710
9/30/2018	$13,227	$14,794
10/31/2018	$12,138	$13,783
11/30/2018	$12,274	$14,064
12/31/2018	$11,129	$12,794
1/31/2019	$12,048	$13,819
2/28/2019	$12,420	$14,263
3/31/2019	$12,560	$14,540
4/30/2019	$12,981	$15,129
5/31/2019	$11,908	$14,167
6/30/2019	$12,918	$15,166
7/31/2019	$13,023	$15,384
8/31/2019	$12,651	$15,140
9/30/2019	$12,953	$15,423
10/31/2019	$13,247	$15,757
11/30/2019	$13,892	$16,329
12/31/2019	$14,205	$16,822
1/31/2020	$13,855	$16,816
2/29/2020	$12,576	$15,431
3/31/2020	$10,854	$13,525
4/30/2020	$12,303	$15,259
5/31/2020	$12,994	$15,986
6/30/2020	$13,037	$16,304
7/31/2020	$13,395	$17,223
8/31/2020	$14,043	$18,461
9/30/2020	$13,489	$17,760
10/31/2020	$13,327	$17,287
11/30/2020	$14,750	$19,180
12/31/2020	$15,352	$19,917
1/31/2021	$15,381	$19,716
2/28/2021	$16,011	$20,260
3/31/2021	$16,946	$21,147
4/30/2021	$17,753	$22,276
5/31/2021	$17,969	$22,431
6/30/2021	$18,068	$22,955
7/31/2021	$18,471	$23,500
8/31/2021	$19,022	$24,215
9/30/2021	$18,009	$23,089
10/31/2021	$19,219	$24,706
11/30/2021	$19,160	$24,535
12/31/2021	$20,108	$25,635
1/31/2022	$19,187	$24,308
2/28/2022	$18,996	$23,580
3/31/2022	$19,254	$24,456
4/30/2022	$17,671	$22,323
5/31/2022	$17,963	$22,364
6/30/2022	$16,201	$20,518
7/31/2022	$17,795	$22,410
8/31/2022	$17,121	$21,496
9/30/2022	$15,639	$19,516
10/31/2022	$17,447	$21,096
11/30/2022	$18,368	$22,275
12/31/2022	$17,261	$20,992
1/31/2023	$18,216	$22,311
2/28/2023	$17,952	$21,767
3/31/2023	$18,329	$22,566
4/30/2023	$18,467	$22,918
5/31/2023	$18,367	$23,018
6/30/2023	$19,824	$24,538
7/31/2023	$20,716	$25,327
8/31/2023	$20,276	$24,923
9/30/2023	$19,422	$23,735
10/31/2023	$18,844	$23,236
11/30/2023	$20,452	$25,358
12/31/2023	$21,518	$26,510
1/31/2024	$21,886	$26,956
2/29/2024	$22,856	$28,395
3/31/2024	$23,948	$29,309
4/30/2024	$22,869	$28,111
5/31/2024	$24,002	$29,505
6/30/2024	$24,972	$30,564
7/31/2024	$25,108	$30,936
8/31/2024	$25,586	$31,687
9/30/2024	$25,805	$32,363
10/31/2024	$26,037	$32,070
11/30/2024	$27,976	$33,952
12/31/2024	$27,070	$33,143
1/31/2025	$28,683	$34,066
2/28/2025	$27,454	$33,621
3/31/2025	$25,488	$31,727
4/30/2025	$25,626	$31,512
5/31/2025	$27,408	$33,495
6/30/2025	$29,159	$35,199
7/31/2025	$29,897	$35,989

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	19.07	17.42	12.23
Class A with Load	12.24	16.03	11.57
S&P 500 Index	16.33	15.88	13.66

AssetsNet		$ 592,772,427
Holdings Count | Holding		52
Advisory Fees Paid, Amount		$ 3,134,248
InvestmentCompanyPortfolioTurnover		41.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.2
Industrials	11.6
Financials	11.1
Communication services	10.9
Health care	10.9
Consumer discretionary	10.6
Real estate	4.5
Energy	4.1
Consumer staples	3.6
Materials	2.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	6.0
Broadcom, Inc.	4.2
Apple, Inc.	3.9
Alphabet, Inc. Class C	3.8
Netflix, Inc.	2.9
Amazon.com, Inc.	2.7
Ulta Beauty, Inc.	2.5
EMCOR Group, Inc.	2.5
Interactive Brokers Group, Inc. Class A	2.4
Generac Holdings, Inc.	2.3

Material Fund Change [Text Block]
C000089285
Shareholder Report [Line Items]
Fund Name		Large Cap Core Fund
Class Name		Administrator Class
Trading Symbol		WFLLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Large Cap Core Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$106	0.97%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 106
Expense Ratio, Percent		0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the 12-month period, the U.S. equity market performed positively. Domestic large-cap stocks outperformed domestic small-cap stocks.

· Changes to the Fund’s portfolio were minimal. Characteristics that are typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment.

· Stock selection was the main contributor to outperformance, adding value in 6 of 11 sectors. This was primarily due to positive stock selection within the financials, health care, and industrials sectors. The largest individual contributors to relative performance were Twilio, Inc.; Interactive Brokers Group, Inc.; and United Airlines Holdings, Inc. A slight underweight to consumer discretionary contributed modestly to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

· Negative stock selection within energy, consumer staples, and consumer discretionary detracted from relative performance. The three largest individual detractors from relative performance were Regeneron Pharmaceuticals, Inc., Lennar Corporation, and Owens Corning.

Line Graph [Table Text Block]
	Administrator Class	S&P 500 Index
7/31/2015	$10,000	$10,000
8/31/2015	$9,464	$9,397
9/30/2015	$9,212	$9,164
10/31/2015	$9,937	$9,937
11/30/2015	$9,956	$9,967
12/31/2015	$9,702	$9,810
1/31/2016	$8,935	$9,323
2/29/2016	$8,859	$9,310
3/31/2016	$9,383	$9,942
4/30/2016	$9,300	$9,980
5/31/2016	$9,447	$10,160
6/30/2016	$9,280	$10,186
7/31/2016	$9,702	$10,561
8/31/2016	$9,741	$10,576
9/30/2016	$9,741	$10,578
10/31/2016	$9,568	$10,385
11/30/2016	$10,297	$10,770
12/31/2016	$10,517	$10,983
1/31/2017	$10,645	$11,191
2/28/2017	$11,105	$11,635
3/31/2017	$11,022	$11,649
4/30/2017	$11,156	$11,769
5/31/2017	$11,271	$11,934
6/30/2017	$11,354	$12,009
7/31/2017	$11,642	$12,256
8/31/2017	$11,680	$12,293
9/30/2017	$12,057	$12,547
10/31/2017	$12,492	$12,840
11/30/2017	$12,869	$13,233
12/31/2017	$12,979	$13,380
1/31/2018	$13,806	$14,147
2/28/2018	$13,240	$13,625
3/31/2018	$12,901	$13,279
4/30/2018	$12,946	$13,330
5/31/2018	$13,331	$13,651
6/30/2018	$13,285	$13,735
7/31/2018	$13,715	$14,246
8/31/2018	$14,158	$14,710
9/30/2018	$14,087	$14,794
10/31/2018	$12,927	$13,783
11/30/2018	$13,077	$14,064
12/31/2018	$11,851	$12,794
1/31/2019	$12,833	$13,819
2/28/2019	$13,231	$14,263
3/31/2019	$13,386	$14,540
4/30/2019	$13,836	$15,129
5/31/2019	$12,693	$14,167
6/30/2019	$13,770	$15,166
7/31/2019	$13,888	$15,384
8/31/2019	$13,482	$15,140
9/30/2019	$13,814	$15,423
10/31/2019	$14,124	$15,757
11/30/2019	$14,811	$16,329
12/31/2019	$15,142	$16,822
1/31/2020	$14,784	$16,816
2/29/2020	$13,414	$15,431
3/31/2020	$11,578	$13,525
4/30/2020	$13,127	$15,259
5/31/2020	$13,870	$15,986
6/30/2020	$13,906	$16,304
7/31/2020	$14,291	$17,223
8/31/2020	$14,990	$18,461
9/30/2020	$14,399	$17,760
10/31/2020	$14,220	$17,287
11/30/2020	$15,751	$19,180
12/31/2020	$16,392	$19,917
1/31/2021	$16,423	$19,716
2/28/2021	$17,102	$20,260
3/31/2021	$18,101	$21,147
4/30/2021	$18,956	$22,276
5/31/2021	$19,192	$22,431
6/30/2021	$19,295	$22,955
7/31/2021	$19,728	$23,500
8/31/2021	$20,325	$24,215
9/30/2021	$19,244	$23,089
10/31/2021	$20,531	$24,706
11/30/2021	$20,469	$24,535
12/31/2021	$21,487	$25,635
1/31/2022	$20,514	$24,308
2/28/2022	$20,302	$23,580
3/31/2022	$20,572	$24,456
4/30/2022	$18,895	$22,323
5/31/2022	$19,200	$22,364
6/30/2022	$17,323	$20,518
7/31/2022	$19,024	$22,410
8/31/2022	$18,309	$21,496
9/30/2022	$16,725	$19,516
10/31/2022	$18,660	$21,096
11/30/2022	$19,646	$22,275
12/31/2022	$18,456	$20,992
1/31/2023	$19,479	$22,311
2/28/2023	$19,203	$21,767
3/31/2023	$19,610	$22,566
4/30/2023	$19,767	$22,918
5/31/2023	$19,662	$23,018
6/30/2023	$21,222	$24,538
7/31/2023	$22,166	$25,327
8/31/2023	$21,694	$24,923
9/30/2023	$20,789	$23,735
10/31/2023	$20,173	$23,236
11/30/2023	$21,891	$25,358
12/31/2023	$23,031	$26,510
1/31/2024	$23,443	$26,956
2/29/2024	$24,468	$28,395
3/31/2024	$25,648	$29,309
4/30/2024	$24,482	$28,111
5/31/2024	$25,705	$29,505
6/30/2024	$26,744	$30,564
7/31/2024	$26,886	$30,936
8/31/2024	$27,412	$31,687
9/30/2024	$27,640	$32,363
10/31/2024	$27,882	$32,070
11/30/2024	$29,973	$33,952
12/31/2024	$29,004	$33,143
1/31/2025	$30,728	$34,066
2/28/2025	$29,403	$33,621
3/31/2025	$27,296	$31,727
4/30/2025	$27,456	$31,512
5/31/2025	$29,371	$33,495
6/30/2025	$31,255	$35,199
7/31/2025	$32,037	$35,989

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	19.16	17.52	12.35
S&P 500 Index	16.33	15.88	13.66

Material Change Date	Aug. 01, 2024
AssetsNet		$ 592,772,427
Holdings Count | Holding		52
Advisory Fees Paid, Amount		$ 3,134,248
InvestmentCompanyPortfolioTurnover		41.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	30.2
Industrials	11.6
Financials	11.1
Communication services	10.9
Health care	10.9
Consumer discretionary	10.6
Real estate	4.5
Energy	4.1
Consumer staples	3.6
Materials	2.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	6.0
Broadcom, Inc.	4.2
Apple, Inc.	3.9
Alphabet, Inc. Class C	3.8
Netflix, Inc.	2.9
Amazon.com, Inc.	2.7
Ulta Beauty, Inc.	2.5
EMCOR Group, Inc.	2.5
Interactive Brokers Group, Inc. Class A	2.4
Generac Holdings, Inc.	2.3

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2024.

At a meeting held on May 27-29, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Administrator Class shares into Institutional Class shares effective on or about the close of business on September 12, 2025.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since August 1, 2024.
C000092779
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Institutional Class
Trading Symbol		STNFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Large Cap Growth Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$79	0.70%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within communication services and consumer discretionary, where holdings with innovative services and strong demand, such as Meta Platforms, Inc. and DoorDash, Inc. contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp. and Broadcom, Inc. detracted from returns.

Line Graph [Table Text Block]
	Institutional Class	Russell 1000® Growth Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,392	$9,393	$9,396
9/30/2015	$9,171	$9,160	$9,122
10/31/2015	$9,958	$9,949	$9,843
11/30/2015	$9,972	$9,977	$9,898
12/31/2015	$9,771	$9,831	$9,694
1/31/2016	$8,989	$9,282	$9,147
2/29/2016	$8,886	$9,278	$9,144
3/31/2016	$9,384	$9,904	$9,788
4/30/2016	$9,386	$9,813	$9,849
5/31/2016	$9,563	$10,004	$10,025
6/30/2016	$9,318	$9,964	$10,046
7/31/2016	$9,851	$10,435	$10,444
8/31/2016	$9,799	$10,383	$10,471
9/30/2016	$9,797	$10,421	$10,488
10/31/2016	$9,552	$10,176	$10,261
11/30/2016	$9,630	$10,398	$10,720
12/31/2016	$9,559	$10,526	$10,929
1/31/2017	$9,992	$10,881	$11,135
2/28/2017	$10,354	$11,333	$11,549
3/31/2017	$10,479	$11,464	$11,557
4/30/2017	$10,783	$11,726	$11,679
5/31/2017	$11,132	$12,031	$11,799
6/30/2017	$11,003	$11,999	$11,905
7/31/2017	$11,327	$12,318	$12,130
8/31/2017	$11,512	$12,544	$12,153
9/30/2017	$11,754	$12,707	$12,449
10/31/2017	$12,260	$13,200	$12,721
11/30/2017	$12,620	$13,601	$13,107
12/31/2017	$12,746	$13,707	$13,238
1/31/2018	$13,917	$14,677	$13,936
2/28/2018	$13,704	$14,292	$13,423
3/31/2018	$13,360	$13,901	$13,153
4/30/2018	$13,426	$13,949	$13,203
5/31/2018	$14,105	$14,561	$13,576
6/30/2018	$14,176	$14,701	$13,665
7/31/2018	$14,541	$15,132	$14,118
8/31/2018	$15,196	$15,960	$14,614
9/30/2018	$15,381	$16,049	$14,638
10/31/2018	$13,797	$14,614	$13,560
11/30/2018	$14,017	$14,769	$13,832
12/31/2018	$12,866	$13,499	$12,544
1/31/2019	$14,117	$14,712	$13,621
2/28/2019	$14,753	$15,239	$14,100
3/31/2019	$15,124	$15,673	$14,306
4/30/2019	$16,014	$16,381	$14,877
5/31/2019	$15,071	$15,346	$13,915
6/30/2019	$15,958	$16,400	$14,892
7/31/2019	$16,194	$16,770	$15,113
8/31/2019	$15,852	$16,642	$14,805
9/30/2019	$15,862	$16,644	$15,065
10/31/2019	$16,032	$17,113	$15,389
11/30/2019	$16,700	$17,872	$15,974
12/31/2019	$17,124	$18,411	$16,436
1/31/2020	$17,684	$18,823	$16,418
2/29/2020	$16,468	$17,541	$15,074
3/31/2020	$14,519	$15,815	$13,001
4/30/2020	$16,856	$18,156	$14,722
5/31/2020	$18,173	$19,375	$15,510
6/30/2020	$18,713	$20,218	$15,864
7/31/2020	$20,064	$21,774	$16,765
8/31/2020	$21,858	$24,021	$17,980
9/30/2020	$20,825	$22,890	$17,325
10/31/2020	$20,060	$22,113	$16,951
11/30/2020	$21,955	$24,377	$19,013
12/31/2020	$22,704	$25,498	$19,869
1/31/2021	$22,044	$25,310	$19,780
2/28/2021	$22,664	$25,304	$20,399
3/31/2021	$22,647	$25,739	$21,130
4/30/2021	$24,205	$27,490	$22,219
5/31/2021	$23,700	$27,110	$22,320
6/30/2021	$24,927	$28,810	$22,871
7/31/2021	$25,604	$29,760	$23,258
8/31/2021	$26,388	$30,873	$23,921
9/30/2021	$24,838	$29,144	$22,848
10/31/2021	$26,379	$31,668	$24,393
11/30/2021	$26,020	$31,861	$24,021
12/31/2021	$26,338	$32,535	$24,967
1/31/2022	$23,672	$29,743	$23,498
2/28/2022	$22,851	$28,479	$22,906
3/31/2022	$23,448	$29,594	$23,649
4/30/2022	$20,267	$26,020	$21,527
5/31/2022	$19,844	$25,415	$21,498
6/30/2022	$18,289	$23,402	$19,700
7/31/2022	$20,338	$26,210	$21,548
8/31/2022	$19,360	$24,989	$20,744
9/30/2022	$17,535	$22,560	$18,820
10/31/2022	$18,411	$23,879	$20,364
11/30/2022	$19,533	$24,967	$21,426
12/31/2022	$18,232	$23,055	$20,172
1/31/2023	$19,539	$24,977	$21,561
2/28/2023	$19,212	$24,680	$21,057
3/31/2023	$20,530	$26,367	$21,620
4/30/2023	$20,987	$26,628	$21,851
5/31/2023	$21,702	$27,841	$21,936
6/30/2023	$23,162	$29,745	$23,433
7/31/2023	$23,640	$30,747	$24,273
8/31/2023	$23,550	$30,471	$23,805
9/30/2023	$22,277	$28,814	$22,671
10/31/2023	$22,119	$28,404	$22,070
11/30/2023	$24,694	$31,500	$24,128
12/31/2023	$25,677	$32,895	$25,408
1/31/2024	$26,993	$33,715	$25,689
2/29/2024	$29,088	$36,016	$27,080
3/31/2024	$29,619	$36,650	$27,953
4/30/2024	$28,061	$35,095	$26,723
5/31/2024	$29,673	$37,196	$27,986
6/30/2024	$31,842	$39,704	$28,852
7/31/2024	$30,666	$39,029	$29,389
8/31/2024	$31,647	$39,842	$30,029
9/30/2024	$32,372	$40,971	$30,650
10/31/2024	$32,265	$40,835	$30,425
11/30/2024	$34,279	$43,484	$32,449
12/31/2024	$33,513	$43,868	$31,457
1/31/2025	$34,543	$44,735	$32,450
2/28/2025	$33,284	$43,128	$31,828
3/31/2025	$30,621	$39,481	$29,971
4/30/2025	$31,224	$40,153	$29,770
5/31/2025	$34,108	$43,747	$31,657
6/30/2025	$36,725	$46,580	$33,266
7/31/2025	$38,137	$48,339	$33,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	24.36	13.71	14.32
Russell 1000® Growth Index	23.85	17.29	17.07
Russell 3000® Index	15.68	15.19	13.02

AssetsNet		$ 1,027,019,553
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 5,162,043
InvestmentCompanyPortfolioTurnover		44.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.7
Consumer discretionary	15.7
Communication services	14.0
Industrials	12.2
Financials	11.4
Health care	6.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	10.8
NVIDIA Corp.	8.6
Amazon.com, Inc.	7.8
Meta Platforms, Inc. Class A	7.0
Broadcom, Inc.	4.7
Apple, Inc.	4.6
Oracle Corp.	3.7
General Electric Co.	2.8
Alphabet, Inc. Class A	2.5
Netflix, Inc.	2.5

Material Fund Change [Text Block]
C000120071
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Class R6
Trading Symbol		STFFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Large Cap Growth Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$67	0.60%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within communication services and consumer discretionary, where holdings with innovative services and strong demand, such as Meta Platforms, Inc. and DoorDash, Inc. contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp. and Broadcom, Inc. detracted from returns.

Line Graph [Table Text Block]
	Class R6	Russell 1000® Growth Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,392	$9,393	$9,396
9/30/2015	$9,172	$9,160	$9,122
10/31/2015	$9,958	$9,949	$9,843
11/30/2015	$9,974	$9,977	$9,898
12/31/2015	$9,772	$9,831	$9,694
1/31/2016	$8,991	$9,282	$9,147
2/29/2016	$8,890	$9,278	$9,144
3/31/2016	$9,389	$9,904	$9,788
4/30/2016	$9,391	$9,813	$9,849
5/31/2016	$9,570	$10,004	$10,025
6/30/2016	$9,324	$9,964	$10,046
7/31/2016	$9,861	$10,435	$10,444
8/31/2016	$9,808	$10,383	$10,471
9/30/2016	$9,806	$10,421	$10,488
10/31/2016	$9,561	$10,176	$10,261
11/30/2016	$9,642	$10,398	$10,720
12/31/2016	$9,573	$10,526	$10,929
1/31/2017	$10,006	$10,881	$11,135
2/28/2017	$10,370	$11,333	$11,549
3/31/2017	$10,496	$11,464	$11,557
4/30/2017	$10,800	$11,726	$11,679
5/31/2017	$11,151	$12,031	$11,799
6/30/2017	$11,025	$11,999	$11,905
7/31/2017	$11,349	$12,318	$12,130
8/31/2017	$11,535	$12,544	$12,153
9/30/2017	$11,777	$12,707	$12,449
10/31/2017	$12,286	$13,200	$12,721
11/30/2017	$12,647	$13,601	$13,107
12/31/2017	$12,773	$13,707	$13,238
1/31/2018	$13,951	$14,677	$13,936
2/28/2018	$13,739	$14,292	$13,423
3/31/2018	$13,392	$13,901	$13,153
4/30/2018	$13,463	$13,949	$13,203
5/31/2018	$14,142	$14,561	$13,576
6/30/2018	$14,216	$14,701	$13,665
7/31/2018	$14,584	$15,132	$14,118
8/31/2018	$15,241	$15,960	$14,614
9/30/2018	$15,429	$16,049	$14,638
10/31/2018	$13,842	$14,614	$13,560
11/30/2018	$14,063	$14,769	$13,832
12/31/2018	$12,910	$13,499	$12,544
1/31/2019	$14,166	$14,712	$13,621
2/28/2019	$14,805	$15,239	$14,100
3/31/2019	$15,179	$15,673	$14,306
4/30/2019	$16,072	$16,381	$14,877
5/31/2019	$15,126	$15,346	$13,915
6/30/2019	$16,019	$16,400	$14,892
7/31/2019	$16,255	$16,770	$15,113
8/31/2019	$15,913	$16,642	$14,805
9/30/2019	$15,927	$16,644	$15,065
10/31/2019	$16,097	$17,113	$15,389
11/30/2019	$16,771	$17,872	$15,974
12/31/2019	$17,201	$18,411	$16,436
1/31/2020	$17,760	$18,823	$16,418
2/29/2020	$16,541	$17,541	$15,074
3/31/2020	$14,585	$15,815	$13,001
4/30/2020	$16,933	$18,156	$14,722
5/31/2020	$18,257	$19,375	$15,510
6/30/2020	$18,804	$20,218	$15,864
7/31/2020	$20,162	$21,774	$16,765
8/31/2020	$21,967	$24,021	$17,980
9/30/2020	$20,931	$22,890	$17,325
10/31/2020	$20,166	$22,113	$16,951
11/30/2020	$22,068	$24,377	$19,013
12/31/2020	$22,824	$25,498	$19,869
1/31/2021	$22,165	$25,310	$19,780
2/28/2021	$22,789	$25,304	$20,399
3/31/2021	$22,771	$25,739	$21,130
4/30/2021	$24,341	$27,490	$22,219
5/31/2021	$23,837	$27,110	$22,320
6/30/2021	$25,075	$28,810	$22,871
7/31/2021	$25,760	$29,760	$23,258
8/31/2021	$26,547	$30,873	$23,921
9/30/2021	$24,986	$29,144	$22,848
10/31/2021	$26,543	$31,668	$24,393
11/30/2021	$26,185	$31,861	$24,021
12/31/2021	$26,502	$32,535	$24,967
1/31/2022	$23,822	$29,743	$23,498
2/28/2022	$22,998	$28,479	$22,906
3/31/2022	$23,603	$29,594	$23,649
4/30/2022	$20,400	$26,020	$21,527
5/31/2022	$19,978	$25,415	$21,498
6/30/2022	$18,412	$23,402	$19,700
7/31/2022	$20,481	$26,210	$21,548
8/31/2022	$19,495	$24,989	$20,744
9/30/2022	$17,659	$22,560	$18,820
10/31/2022	$18,544	$23,879	$20,364
11/30/2022	$19,673	$24,967	$21,426
12/31/2022	$18,365	$23,055	$20,172
1/31/2023	$19,684	$24,977	$21,561
2/28/2023	$19,359	$24,680	$21,057
3/31/2023	$20,684	$26,367	$21,620
4/30/2023	$21,150	$26,628	$21,851
5/31/2023	$21,868	$27,841	$21,936
6/30/2023	$23,345	$29,745	$23,433
7/31/2023	$23,833	$30,747	$24,273
8/31/2023	$23,743	$30,471	$23,805
9/30/2023	$22,458	$28,814	$22,671
10/31/2023	$22,306	$28,404	$22,070
11/30/2023	$24,906	$31,500	$24,128
12/31/2023	$25,897	$32,895	$25,408
1/31/2024	$27,226	$33,715	$25,689
2/29/2024	$29,342	$36,016	$27,080
3/31/2024	$29,876	$36,650	$27,953
4/30/2024	$28,314	$35,095	$26,723
5/31/2024	$29,943	$37,196	$27,986
6/30/2024	$32,133	$39,704	$28,852
7/31/2024	$30,945	$39,029	$29,389
8/31/2024	$31,939	$39,842	$30,029
9/30/2024	$32,674	$40,971	$30,650
10/31/2024	$32,567	$40,835	$30,425
11/30/2024	$34,603	$43,484	$32,449
12/31/2024	$33,836	$43,868	$31,457
1/31/2025	$34,880	$44,735	$32,450
2/28/2025	$33,609	$43,128	$31,828
3/31/2025	$30,921	$39,481	$29,971
4/30/2025	$31,534	$40,153	$29,770
5/31/2025	$34,449	$43,747	$31,657
6/30/2025	$37,091	$46,580	$33,266
7/31/2025	$38,522	$48,339	$33,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6	24.49	13.82	14.44
Russell 1000® Growth Index	23.85	17.29	17.07
Russell 3000® Index	15.68	15.19	13.02

AssetsNet		$ 1,027,019,553
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 5,162,043
InvestmentCompanyPortfolioTurnover		44.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.7
Consumer discretionary	15.7
Communication services	14.0
Industrials	12.2
Financials	11.4
Health care	6.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	10.8
NVIDIA Corp.	8.6
Amazon.com, Inc.	7.8
Meta Platforms, Inc. Class A	7.0
Broadcom, Inc.	4.7
Apple, Inc.	4.6
Oracle Corp.	3.7
General Electric Co.	2.8
Alphabet, Inc. Class A	2.5
Netflix, Inc.	2.5

Material Fund Change [Text Block]
C000092781
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Class C
Trading Symbol		STOFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Large Cap Growth Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$197	1.77%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 197
Expense Ratio, Percent		1.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within communication services and consumer discretionary, where holdings with innovative services and strong demand, such as Meta Platforms, Inc. and DoorDash, Inc. contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp. and Broadcom, Inc. detracted from returns.

Line Graph [Table Text Block]
	Class C with Load	Russell 1000® Growth Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,383	$9,393	$9,396
9/30/2015	$9,153	$9,160	$9,122
10/31/2015	$9,929	$9,949	$9,843
11/30/2015	$9,935	$9,977	$9,898
12/31/2015	$9,724	$9,831	$9,694
1/31/2016	$8,938	$9,282	$9,147
2/29/2016	$8,827	$9,278	$9,144
3/31/2016	$9,314	$9,904	$9,788
4/30/2016	$9,307	$9,813	$9,849
5/31/2016	$9,476	$10,004	$10,025
6/30/2016	$9,225	$9,964	$10,046
7/31/2016	$9,744	$10,435	$10,444
8/31/2016	$9,684	$10,383	$10,471
9/30/2016	$9,673	$10,421	$10,488
10/31/2016	$9,422	$10,176	$10,261
11/30/2016	$9,491	$10,398	$10,720
12/31/2016	$9,413	$10,526	$10,929
1/31/2017	$9,831	$10,881	$11,135
2/28/2017	$10,178	$11,333	$11,549
3/31/2017	$10,290	$11,464	$11,557
4/30/2017	$10,579	$11,726	$11,679
5/31/2017	$10,914	$12,031	$11,799
6/30/2017	$10,778	$11,999	$11,905
7/31/2017	$11,083	$12,318	$12,130
8/31/2017	$11,254	$12,544	$12,153
9/30/2017	$11,480	$12,707	$12,449
10/31/2017	$11,965	$13,200	$12,721
11/30/2017	$12,305	$13,601	$13,107
12/31/2017	$12,415	$13,707	$13,238
1/31/2018	$13,545	$14,677	$13,936
2/28/2018	$13,328	$14,292	$13,423
3/31/2018	$12,979	$13,901	$13,153
4/30/2018	$13,035	$13,949	$13,203
5/31/2018	$13,680	$14,561	$13,576
6/30/2018	$13,736	$14,701	$13,665
7/31/2018	$14,079	$15,132	$14,118
8/31/2018	$14,699	$15,960	$14,614
9/30/2018	$14,866	$16,049	$14,638
10/31/2018	$13,322	$14,614	$13,560
11/30/2018	$13,522	$14,769	$13,832
12/31/2018	$12,402	$13,499	$12,544
1/31/2019	$13,595	$14,712	$13,621
2/28/2019	$14,197	$15,239	$14,100
3/31/2019	$14,539	$15,673	$14,306
4/30/2019	$15,382	$16,381	$14,877
5/31/2019	$14,461	$15,346	$13,915
6/30/2019	$15,299	$16,400	$14,892
7/31/2019	$15,512	$16,770	$15,113
8/31/2019	$15,169	$16,642	$14,805
9/30/2019	$15,169	$16,644	$15,065
10/31/2019	$15,315	$17,113	$15,389
11/30/2019	$15,941	$17,872	$15,974
12/31/2019	$16,331	$18,411	$16,436
1/31/2020	$16,844	$18,823	$16,418
2/29/2020	$15,677	$17,541	$15,074
3/31/2020	$13,807	$15,815	$13,001
4/30/2020	$16,015	$18,156	$14,722
5/31/2020	$17,253	$19,375	$15,510
6/30/2020	$17,749	$20,218	$15,864
7/31/2020	$19,013	$21,774	$16,765
8/31/2020	$20,693	$24,021	$17,980
9/30/2020	$19,702	$22,890	$17,325
10/31/2020	$18,960	$22,113	$16,951
11/30/2020	$20,733	$24,377	$19,013
12/31/2020	$21,415	$25,498	$19,869
1/31/2021	$20,782	$25,310	$19,780
2/28/2021	$21,348	$25,304	$20,399
3/31/2021	$21,307	$25,739	$21,130
4/30/2021	$22,753	$27,490	$22,219
5/31/2021	$22,259	$27,110	$22,320
6/30/2021	$23,391	$28,810	$22,871
7/31/2021	$24,009	$29,760	$23,258
8/31/2021	$24,719	$30,873	$23,921
9/30/2021	$23,242	$29,144	$22,848
10/31/2021	$24,668	$31,668	$24,393
11/30/2021	$24,307	$31,861	$24,021
12/31/2021	$24,582	$32,535	$24,967
1/31/2022	$22,071	$29,743	$23,498
2/28/2022	$21,290	$28,479	$22,906
3/31/2022	$21,825	$29,594	$23,649
4/30/2022	$18,847	$26,020	$21,527
5/31/2022	$18,441	$25,415	$21,498
6/30/2022	$16,976	$23,402	$19,700
7/31/2022	$18,865	$26,210	$21,548
8/31/2022	$17,942	$24,989	$20,744
9/30/2022	$16,238	$22,560	$18,820
10/31/2022	$17,032	$23,879	$20,364
11/30/2022	$18,053	$24,967	$21,426
12/31/2022	$16,839	$23,055	$20,172
1/31/2023	$18,026	$24,977	$21,561
2/28/2023	$17,710	$24,680	$21,057
3/31/2023	$18,905	$26,367	$21,620
4/30/2023	$19,312	$26,628	$21,851
5/31/2023	$19,952	$27,841	$21,936
6/30/2023	$21,273	$29,745	$23,433
7/31/2023	$21,695	$30,747	$24,273
8/31/2023	$21,606	$30,471	$23,805
9/30/2023	$20,431	$28,814	$22,671
10/31/2023	$20,286	$28,404	$22,070
11/30/2023	$22,637	$31,500	$24,128
12/31/2023	$23,533	$32,895	$25,408
1/31/2024	$24,733	$33,715	$25,689
2/29/2024	$26,643	$36,016	$27,080
3/31/2024	$27,126	$36,650	$27,953
4/30/2024	$25,691	$35,095	$26,723
5/31/2024	$27,159	$37,196	$27,986
6/30/2024	$29,136	$39,704	$28,852
7/31/2024	$28,057	$39,029	$29,389
8/31/2024	$28,949	$39,842	$30,029
9/30/2024	$29,606	$40,971	$30,650
10/31/2024	$29,498	$40,835	$30,425
11/30/2024	$31,328	$43,484	$32,449
12/31/2024	$30,623	$43,868	$31,457
1/31/2025	$31,556	$44,735	$32,450
2/28/2025	$30,399	$43,128	$31,828
3/31/2025	$27,962	$39,481	$29,971
4/30/2025	$28,510	$40,153	$29,770
5/31/2025	$31,132	$43,747	$31,657
6/30/2025	$33,516	$46,580	$33,266
7/31/2025	$34,804	$48,339	$33,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	23.07	12.50	13.28
Class C with Load	22.07	12.50	13.28
Russell 1000® Growth Index	23.85	17.29	17.07
Russell 3000® Index	15.68	15.19	13.02

Material Change Date	Aug. 01, 2024
AssetsNet		$ 1,027,019,553
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 5,162,043
InvestmentCompanyPortfolioTurnover		44.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.7
Consumer discretionary	15.7
Communication services	14.0
Industrials	12.2
Financials	11.4
Health care	6.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	10.8
NVIDIA Corp.	8.6
Amazon.com, Inc.	7.8
Meta Platforms, Inc. Class A	7.0
Broadcom, Inc.	4.7
Apple, Inc.	4.6
Oracle Corp.	3.7
General Electric Co.	2.8
Alphabet, Inc. Class A	2.5
Netflix, Inc.	2.5

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since August 1, 2024.
C000092780
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Class A
Trading Symbol		STAFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Large Cap Growth Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$109	0.97%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 109
Expense Ratio, Percent		0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within communication services and consumer discretionary, where holdings with innovative services and strong demand, such as Meta Platforms, Inc. and DoorDash, Inc. contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp. and Broadcom, Inc. detracted from returns.

Line Graph [Table Text Block]
	Class A with Load	Russell 1000® Growth Index	Russell 3000® Index
7/31/2015	$9,425	$10,000	$10,000
8/31/2015	$8,849	$9,393	$9,396
9/30/2015	$8,638	$9,160	$9,122
10/31/2015	$9,374	$9,949	$9,843
11/30/2015	$9,385	$9,977	$9,898
12/31/2015	$9,192	$9,831	$9,694
1/31/2016	$8,455	$9,282	$9,147
2/29/2016	$8,357	$9,278	$9,144
3/31/2016	$8,821	$9,904	$9,788
4/30/2016	$8,821	$9,813	$9,849
5/31/2016	$8,985	$10,004	$10,025
6/30/2016	$8,752	$9,964	$10,046
7/31/2016	$9,253	$10,435	$10,444
8/31/2016	$9,200	$10,383	$10,471
9/30/2016	$9,194	$10,421	$10,488
10/31/2016	$8,963	$10,176	$10,261
11/30/2016	$9,036	$10,398	$10,720
12/31/2016	$8,965	$10,526	$10,929
1/31/2017	$9,369	$10,881	$11,135
2/28/2017	$9,706	$11,333	$11,549
3/31/2017	$9,820	$11,464	$11,557
4/30/2017	$10,102	$11,726	$11,679
5/31/2017	$10,428	$12,031	$11,799
6/30/2017	$10,305	$11,999	$11,905
7/31/2017	$10,603	$12,318	$12,130
8/31/2017	$10,775	$12,544	$12,153
9/30/2017	$10,997	$12,707	$12,449
10/31/2017	$11,469	$13,200	$12,721
11/30/2017	$11,801	$13,601	$13,107
12/31/2017	$11,916	$13,707	$13,238
1/31/2018	$13,007	$14,677	$13,936
2/28/2018	$12,806	$14,292	$13,423
3/31/2018	$12,480	$13,901	$13,153
4/30/2018	$12,540	$13,949	$13,203
5/31/2018	$13,169	$14,561	$13,576
6/30/2018	$13,231	$14,701	$13,665
7/31/2018	$13,571	$15,132	$14,118
8/31/2018	$14,176	$15,960	$14,614
9/30/2018	$14,345	$16,049	$14,638
10/31/2018	$12,866	$14,614	$13,560
11/30/2018	$13,067	$14,769	$13,832
12/31/2018	$11,992	$13,499	$12,544
1/31/2019	$13,153	$14,712	$13,621
2/28/2019	$13,742	$15,239	$14,100
3/31/2019	$14,083	$15,673	$14,306
4/30/2019	$14,907	$16,381	$14,877
5/31/2019	$14,025	$15,346	$13,915
6/30/2019	$14,849	$16,400	$14,892
7/31/2019	$15,064	$16,770	$15,113
8/31/2019	$14,740	$16,642	$14,805
9/30/2019	$14,747	$16,644	$15,065
10/31/2019	$14,900	$17,113	$15,389
11/30/2019	$15,517	$17,872	$15,974
12/31/2019	$15,913	$18,411	$16,436
1/31/2020	$16,423	$18,823	$16,418
2/29/2020	$15,295	$17,541	$15,074
3/31/2020	$13,480	$15,815	$13,001
4/30/2020	$15,643	$18,156	$14,722
5/31/2020	$16,862	$19,375	$15,510
6/30/2020	$17,361	$20,218	$15,864
7/31/2020	$18,606	$21,774	$16,765
8/31/2020	$20,267	$24,021	$17,980
9/30/2020	$19,307	$22,890	$17,325
10/31/2020	$18,591	$22,113	$16,951
11/30/2020	$20,342	$24,377	$19,013
12/31/2020	$21,031	$25,498	$19,869
1/31/2021	$20,416	$25,310	$19,780
2/28/2021	$20,984	$25,304	$20,399
3/31/2021	$20,962	$25,739	$21,130
4/30/2021	$22,399	$27,490	$22,219
5/31/2021	$21,926	$27,110	$22,320
6/30/2021	$23,057	$28,810	$22,871
7/31/2021	$23,676	$29,760	$23,258
8/31/2021	$24,394	$30,873	$23,921
9/30/2021	$22,954	$29,144	$22,848
10/31/2021	$24,373	$31,668	$24,393
11/30/2021	$24,037	$31,861	$24,021
12/31/2021	$24,319	$32,535	$24,967
1/31/2022	$21,854	$29,743	$23,498
2/28/2022	$21,095	$28,479	$22,906
3/31/2022	$21,639	$29,594	$23,649
4/30/2022	$18,700	$26,020	$21,527
5/31/2022	$18,305	$25,415	$21,498
6/30/2022	$16,863	$23,402	$19,700
7/31/2022	$18,754	$26,210	$21,548
8/31/2022	$17,846	$24,989	$20,744
9/30/2022	$16,159	$22,560	$18,820
10/31/2022	$16,963	$23,879	$20,364
11/30/2022	$17,986	$24,967	$21,426
12/31/2022	$16,787	$23,055	$20,172
1/31/2023	$17,986	$24,977	$21,561
2/28/2023	$17,681	$24,680	$21,057
3/31/2023	$18,886	$26,367	$21,620
4/30/2023	$19,302	$26,628	$21,851
5/31/2023	$19,952	$27,841	$21,936
6/30/2023	$21,290	$29,745	$23,433
7/31/2023	$21,729	$30,747	$24,273
8/31/2023	$21,640	$30,471	$23,805
9/30/2023	$20,463	$28,814	$22,671
10/31/2023	$20,319	$28,404	$22,070
11/30/2023	$22,673	$31,500	$24,128
12/31/2023	$23,570	$32,895	$25,408
1/31/2024	$24,772	$33,715	$25,689
2/29/2024	$26,685	$36,016	$27,080
3/31/2024	$27,169	$36,650	$27,953
4/30/2024	$25,732	$35,095	$26,723
5/31/2024	$27,202	$37,196	$27,986
6/30/2024	$29,183	$39,704	$28,852
7/31/2024	$28,102	$39,029	$29,389
8/31/2024	$28,995	$39,842	$30,029
9/30/2024	$29,652	$40,971	$30,650
10/31/2024	$29,545	$40,835	$30,425
11/30/2024	$31,378	$43,484	$32,449
12/31/2024	$30,672	$43,868	$31,457
1/31/2025	$31,606	$44,735	$32,450
2/28/2025	$30,447	$43,128	$31,828
3/31/2025	$28,006	$39,481	$29,971
4/30/2025	$28,555	$40,153	$29,770
5/31/2025	$31,181	$43,747	$31,657
6/30/2025	$33,569	$46,580	$33,266
7/31/2025	$34,859	$48,339	$33,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	24.04	13.38	13.97
Class A with Load	16.91	12.04	13.30
Russell 1000® Growth Index	23.85	17.29	17.07
Russell 3000® Index	15.68	15.19	13.02

AssetsNet		$ 1,027,019,553
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 5,162,043
InvestmentCompanyPortfolioTurnover		44.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.7
Consumer discretionary	15.7
Communication services	14.0
Industrials	12.2
Financials	11.4
Health care	6.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	10.8
NVIDIA Corp.	8.6
Amazon.com, Inc.	7.8
Meta Platforms, Inc. Class A	7.0
Broadcom, Inc.	4.7
Apple, Inc.	4.6
Oracle Corp.	3.7
General Electric Co.	2.8
Alphabet, Inc. Class A	2.5
Netflix, Inc.	2.5

Material Fund Change [Text Block]
C000092782
Shareholder Report [Line Items]
Fund Name		Large Cap Growth Fund
Class Name		Administrator Class
Trading Symbol		STDFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Large Cap Growth Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$105	0.94%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 105
Expense Ratio, Percent		0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within communication services and consumer discretionary, where holdings with innovative services and strong demand, such as Meta Platforms, Inc. and DoorDash, Inc. contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp. and Broadcom, Inc. detracted from returns.

Line Graph [Table Text Block]
	Administrator Class	Russell 1000® Growth Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,390	$9,393	$9,396
9/30/2015	$9,165	$9,160	$9,122
10/31/2015	$9,950	$9,949	$9,843
11/30/2015	$9,962	$9,977	$9,898
12/31/2015	$9,759	$9,831	$9,694
1/31/2016	$8,976	$9,282	$9,147
2/29/2016	$8,872	$9,278	$9,144
3/31/2016	$9,367	$9,904	$9,788
4/30/2016	$9,367	$9,813	$9,849
5/31/2016	$9,543	$10,004	$10,025
6/30/2016	$9,297	$9,964	$10,046
7/31/2016	$9,829	$10,435	$10,444
8/31/2016	$9,774	$10,383	$10,471
9/30/2016	$9,770	$10,421	$10,488
10/31/2016	$9,524	$10,176	$10,261
11/30/2016	$9,602	$10,398	$10,720
12/31/2016	$9,529	$10,526	$10,929
1/31/2017	$9,958	$10,881	$11,135
2/28/2017	$10,318	$11,333	$11,549
3/31/2017	$10,441	$11,464	$11,557
4/30/2017	$10,742	$11,726	$11,679
5/31/2017	$11,089	$12,031	$11,799
6/30/2017	$10,959	$11,999	$11,905
7/31/2017	$11,279	$12,318	$12,130
8/31/2017	$11,462	$12,544	$12,153
9/30/2017	$11,699	$12,707	$12,449
10/31/2017	$12,202	$13,200	$12,721
11/30/2017	$12,557	$13,601	$13,107
12/31/2017	$12,681	$13,707	$13,238
1/31/2018	$13,845	$14,677	$13,936
2/28/2018	$13,633	$14,292	$13,423
3/31/2018	$13,286	$13,901	$13,153
4/30/2018	$13,349	$13,949	$13,203
5/31/2018	$14,021	$14,561	$13,576
6/30/2018	$14,089	$14,701	$13,665
7/31/2018	$14,452	$15,132	$14,118
8/31/2018	$15,099	$15,960	$14,614
9/30/2018	$15,280	$16,049	$14,638
10/31/2018	$13,704	$14,614	$13,560
11/30/2018	$13,922	$14,769	$13,832
12/31/2018	$12,777	$13,499	$12,544
1/31/2019	$14,016	$14,712	$13,621
2/28/2019	$14,645	$15,239	$14,100
3/31/2019	$15,010	$15,673	$14,306
4/30/2019	$15,891	$16,381	$14,877
5/31/2019	$14,953	$15,346	$13,915
6/30/2019	$15,830	$16,400	$14,892
7/31/2019	$16,063	$16,770	$15,113
8/31/2019	$15,719	$16,642	$14,805
9/30/2019	$15,730	$16,644	$15,065
10/31/2019	$15,895	$17,113	$15,389
11/30/2019	$16,553	$17,872	$15,974
12/31/2019	$16,973	$18,411	$16,436
1/31/2020	$17,520	$18,823	$16,418
2/29/2020	$16,316	$17,541	$15,074
3/31/2020	$14,384	$15,815	$13,001
4/30/2020	$16,694	$18,156	$14,722
5/31/2020	$17,993	$19,375	$15,510
6/30/2020	$18,528	$20,218	$15,864
7/31/2020	$19,858	$21,774	$16,765
8/31/2020	$21,633	$24,021	$17,980
9/30/2020	$20,610	$22,890	$17,325
10/31/2020	$19,846	$22,113	$16,951
11/30/2020	$21,719	$24,377	$19,013
12/31/2020	$22,454	$25,498	$19,869
1/31/2021	$21,802	$25,310	$19,780
2/28/2021	$22,409	$25,304	$20,399
3/31/2021	$22,387	$25,739	$21,130
4/30/2021	$23,922	$27,490	$22,219
5/31/2021	$23,423	$27,110	$22,320
6/30/2021	$24,629	$28,810	$22,871
7/31/2021	$25,296	$29,760	$23,258
8/31/2021	$26,066	$30,873	$23,921
9/30/2021	$24,526	$29,144	$22,848
10/31/2021	$26,048	$31,668	$24,393
11/30/2021	$25,687	$31,861	$24,021
12/31/2021	$25,996	$32,535	$24,967
1/31/2022	$23,361	$29,743	$23,498
2/28/2022	$22,549	$28,479	$22,906
3/31/2022	$23,132	$29,594	$23,649
4/30/2022	$19,992	$26,020	$21,527
5/31/2022	$19,570	$25,415	$21,498
6/30/2022	$18,034	$23,402	$19,700
7/31/2022	$20,054	$26,210	$21,548
8/31/2022	$19,086	$24,989	$20,744
9/30/2022	$17,284	$22,560	$18,820
10/31/2022	$18,143	$23,879	$20,364
11/30/2022	$19,242	$24,967	$21,426
12/31/2022	$17,959	$23,055	$20,172
1/31/2023	$19,242	$24,977	$21,561
2/28/2023	$18,919	$24,680	$21,057
3/31/2023	$20,213	$26,367	$21,620
4/30/2023	$20,658	$26,628	$21,851
5/31/2023	$21,357	$27,841	$21,936
6/30/2023	$22,796	$29,745	$23,433
7/31/2023	$23,264	$30,747	$24,273
8/31/2023	$23,172	$30,471	$23,805
9/30/2023	$21,912	$28,814	$22,671
10/31/2023	$21,756	$28,404	$22,070
11/30/2023	$24,287	$31,500	$24,128
12/31/2023	$25,250	$32,895	$25,408
1/31/2024	$26,535	$33,715	$25,689
2/29/2024	$28,591	$36,016	$27,080
3/31/2024	$29,104	$36,650	$27,953
4/30/2024	$27,577	$35,095	$26,723
5/31/2024	$29,153	$37,196	$27,986
6/30/2024	$31,278	$39,704	$28,852
7/31/2024	$30,111	$39,029	$29,389
8/31/2024	$31,070	$39,842	$30,029
9/30/2024	$31,771	$40,971	$30,650
10/31/2024	$31,667	$40,835	$30,425
11/30/2024	$33,632	$43,484	$32,449
12/31/2024	$32,873	$43,868	$31,457
1/31/2025	$33,883	$44,735	$32,450
2/28/2025	$32,643	$43,128	$31,828
3/31/2025	$30,019	$39,481	$29,971
4/30/2025	$30,608	$40,153	$29,770
5/31/2025	$33,430	$43,747	$31,657
6/30/2025	$35,982	$46,580	$33,266
7/31/2025	$37,365	$48,339	$33,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	24.09	13.48	14.09
Russell 1000® Growth Index	23.85	17.29	17.07
Russell 3000® Index	15.68	15.19	13.02

AssetsNet		$ 1,027,019,553
Holdings Count | Holding		36
Advisory Fees Paid, Amount		$ 5,162,043
InvestmentCompanyPortfolioTurnover		44.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	40.7
Consumer discretionary	15.7
Communication services	14.0
Industrials	12.2
Financials	11.4
Health care	6.0

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	10.8
NVIDIA Corp.	8.6
Amazon.com, Inc.	7.8
Meta Platforms, Inc. Class A	7.0
Broadcom, Inc.	4.7
Apple, Inc.	4.6
Oracle Corp.	3.7
General Electric Co.	2.8
Alphabet, Inc. Class A	2.5
Netflix, Inc.	2.5

Material Fund Change [Text Block]
C000089290
Shareholder Report [Line Items]
Fund Name		Premier Large Company Growth Fund
Class Name		Institutional Class
Trading Symbol		EKJYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Premier Large Company Growth Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$81	0.70%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within information technology, industrials, and communication services, where holdings with innovative products and strong demand, such as AppLovin Corp., Axon Enterprise, Inc. and Roblox Corp., contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp., Broadcom, Inc. and Netflix, Inc. detracted from returns.

Line Graph [Table Text Block]
	Institutional Class	Russell 1000® Growth Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,350	$9,393	$9,396
9/30/2015	$9,097	$9,160	$9,122
10/31/2015	$9,705	$9,949	$9,843
11/30/2015	$9,795	$9,977	$9,898
12/31/2015	$9,645	$9,831	$9,694
1/31/2016	$8,806	$9,282	$9,147
2/29/2016	$8,696	$9,278	$9,144
3/31/2016	$9,225	$9,904	$9,788
4/30/2016	$9,232	$9,813	$9,849
5/31/2016	$9,445	$10,004	$10,025
6/30/2016	$9,186	$9,964	$10,046
7/31/2016	$9,715	$10,435	$10,444
8/31/2016	$9,664	$10,383	$10,471
9/30/2016	$9,703	$10,421	$10,488
10/31/2016	$9,380	$10,176	$10,261
11/30/2016	$9,425	$10,398	$10,720
12/31/2016	$9,334	$10,526	$10,929
1/31/2017	$9,798	$10,881	$11,135
2/28/2017	$10,177	$11,333	$11,549
3/31/2017	$10,312	$11,464	$11,557
4/30/2017	$10,670	$11,726	$11,679
5/31/2017	$11,055	$12,031	$11,799
6/30/2017	$10,977	$11,999	$11,905
7/31/2017	$11,312	$12,318	$12,130
8/31/2017	$11,484	$12,544	$12,153
9/30/2017	$11,669	$12,707	$12,449
10/31/2017	$12,119	$13,200	$12,721
11/30/2017	$12,448	$13,601	$13,107
12/31/2017	$12,549	$13,707	$13,238
1/31/2018	$13,676	$14,677	$13,936
2/28/2018	$13,449	$14,292	$13,423
3/31/2018	$13,212	$13,901	$13,153
4/30/2018	$13,258	$13,949	$13,203
5/31/2018	$13,913	$14,561	$13,576
6/30/2018	$14,067	$14,701	$13,665
7/31/2018	$14,385	$15,132	$14,118
8/31/2018	$15,167	$15,960	$14,614
9/30/2018	$15,313	$16,049	$14,638
10/31/2018	$13,722	$14,614	$13,560
11/30/2018	$13,949	$14,769	$13,832
12/31/2018	$12,715	$13,499	$12,544
1/31/2019	$14,004	$14,712	$13,621
2/28/2019	$14,751	$15,239	$14,100
3/31/2019	$15,076	$15,673	$14,306
4/30/2019	$15,921	$16,381	$14,877
5/31/2019	$15,217	$15,346	$13,915
6/30/2019	$16,105	$16,400	$14,892
7/31/2019	$16,310	$16,770	$15,113
8/31/2019	$16,105	$16,642	$14,805
9/30/2019	$15,834	$16,644	$15,065
10/31/2019	$16,050	$17,113	$15,389
11/30/2019	$16,765	$17,872	$15,974
12/31/2019	$17,001	$18,411	$16,436
1/31/2020	$17,655	$18,823	$16,418
2/29/2020	$16,487	$17,541	$15,074
3/31/2020	$14,245	$15,815	$13,001
4/30/2020	$16,604	$18,156	$14,722
5/31/2020	$17,947	$19,375	$15,510
6/30/2020	$18,694	$20,218	$15,864
7/31/2020	$20,107	$21,774	$16,765
8/31/2020	$21,578	$24,021	$17,980
9/30/2020	$20,878	$22,890	$17,325
10/31/2020	$20,598	$22,113	$16,951
11/30/2020	$22,828	$24,377	$19,013
12/31/2020	$23,792	$25,498	$19,869
1/31/2021	$23,492	$25,310	$19,780
2/28/2021	$24,482	$25,304	$20,399
3/31/2021	$24,104	$25,739	$21,130
4/30/2021	$25,668	$27,490	$22,219
5/31/2021	$24,834	$27,110	$22,320
6/30/2021	$26,397	$28,810	$22,871
7/31/2021	$27,231	$29,760	$23,258
8/31/2021	$28,065	$30,873	$23,921
9/30/2021	$26,671	$29,144	$22,848
10/31/2021	$28,691	$31,668	$24,393
11/30/2021	$27,375	$31,861	$24,021
12/31/2021	$27,158	$32,535	$24,967
1/31/2022	$23,887	$29,743	$23,498
2/28/2022	$23,449	$28,479	$22,906
3/31/2022	$23,692	$29,594	$23,649
4/30/2022	$20,534	$26,020	$21,527
5/31/2022	$20,032	$25,415	$21,498
6/30/2022	$18,559	$23,402	$19,700
7/31/2022	$20,777	$26,210	$21,548
8/31/2022	$19,870	$24,989	$20,744
9/30/2022	$17,927	$22,560	$18,820
10/31/2022	$18,640	$23,879	$20,364
11/30/2022	$19,385	$24,967	$21,426
12/31/2022	$18,008	$23,055	$20,172
1/31/2023	$19,449	$24,977	$21,561
2/28/2023	$19,044	$24,680	$21,057
3/31/2023	$20,097	$26,367	$21,620
4/30/2023	$20,227	$26,628	$21,851
5/31/2023	$20,810	$27,841	$21,936
6/30/2023	$22,283	$29,745	$23,433
7/31/2023	$22,688	$30,747	$24,273
8/31/2023	$22,397	$30,471	$23,805
9/30/2023	$21,130	$28,814	$22,671
10/31/2023	$20,763	$28,404	$22,070
11/30/2023	$23,167	$31,500	$24,128
12/31/2023	$24,045	$32,895	$25,408
1/31/2024	$25,168	$33,715	$25,689
2/29/2024	$27,392	$36,016	$27,080
3/31/2024	$28,031	$36,650	$27,953
4/30/2024	$26,578	$35,095	$26,723
5/31/2024	$28,163	$37,196	$27,986
6/30/2024	$29,528	$39,704	$28,852
7/31/2024	$28,868	$39,029	$29,389
8/31/2024	$30,233	$39,842	$30,029
9/30/2024	$31,202	$40,971	$30,650
10/31/2024	$31,444	$40,835	$30,425
11/30/2024	$34,306	$43,484	$32,449
12/31/2024	$33,109	$43,868	$31,457
1/31/2025	$34,260	$44,735	$32,450
2/28/2025	$32,725	$43,128	$31,828
3/31/2025	$29,655	$39,481	$29,971
4/30/2025	$30,601	$40,153	$29,770
5/31/2025	$34,030	$43,747	$31,657
6/30/2025	$36,972	$46,580	$33,266
7/31/2025	$38,149	$48,339	$33,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	32.15	13.67	14.33
Russell 1000® Growth Index	23.85	17.29	17.07
Russell 3000® Index	15.68	15.19	13.02

AssetsNet		$ 1,480,254,613
Holdings Count | Holding		60
Advisory Fees Paid, Amount		$ 8,593,474
InvestmentCompanyPortfolioTurnover		63.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.1
Communication services	15.1
Consumer discretionary	15.0
Industrials	12.8
Financials	10.6
Health care	6.1
Utilities	1.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.1
Microsoft Corp.	8.8
Meta Platforms, Inc. Class A	6.3
Amazon.com, Inc.	4.7
Broadcom, Inc.	4.4
Oracle Corp.	2.5
DoorDash, Inc. Class A	2.0
Mastercard, Inc. Class A	2.0
Booking Holdings, Inc.	1.8
Arista Networks, Inc.	1.7

Material Fund Change [Text Block]
C000120086
Shareholder Report [Line Items]
Fund Name		Premier Large Company Growth Fund
Class Name		Class R6
Trading Symbol		EKJFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Premier Large Company Growth Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$75	0.65%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 75
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within information technology, industrials, and communication services, where holdings with innovative products and strong demand, such as AppLovin Corp., Axon Enterprise, Inc. and Roblox Corp., contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp., Broadcom, Inc. and Netflix, Inc. detracted from returns.

Line Graph [Table Text Block]
	Class R6	Russell 1000® Growth Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,350	$9,393	$9,396
9/30/2015	$9,097	$9,160	$9,122
10/31/2015	$9,711	$9,949	$9,843
11/30/2015	$9,801	$9,977	$9,898
12/31/2015	$9,645	$9,831	$9,694
1/31/2016	$8,807	$9,282	$9,147
2/29/2016	$8,697	$9,278	$9,144
3/31/2016	$9,232	$9,904	$9,788
4/30/2016	$9,239	$9,813	$9,849
5/31/2016	$9,451	$10,004	$10,025
6/30/2016	$9,193	$9,964	$10,046
7/31/2016	$9,722	$10,435	$10,444
8/31/2016	$9,671	$10,383	$10,471
9/30/2016	$9,709	$10,421	$10,488
10/31/2016	$9,387	$10,176	$10,261
11/30/2016	$9,432	$10,398	$10,720
12/31/2016	$9,341	$10,526	$10,929
1/31/2017	$9,812	$10,881	$11,135
2/28/2017	$10,183	$11,333	$11,549
3/31/2017	$10,319	$11,464	$11,557
4/30/2017	$10,682	$11,726	$11,679
5/31/2017	$11,061	$12,031	$11,799
6/30/2017	$10,989	$11,999	$11,905
7/31/2017	$11,325	$12,318	$12,130
8/31/2017	$11,503	$12,544	$12,153
9/30/2017	$11,689	$12,707	$12,449
10/31/2017	$12,131	$13,200	$12,721
11/30/2017	$12,459	$13,601	$13,107
12/31/2017	$12,569	$13,707	$13,238
1/31/2018	$13,695	$14,677	$13,936
2/28/2018	$13,468	$14,292	$13,423
3/31/2018	$13,232	$13,901	$13,153
4/30/2018	$13,277	$13,949	$13,203
5/31/2018	$13,931	$14,561	$13,576
6/30/2018	$14,086	$14,701	$13,665
7/31/2018	$14,413	$15,132	$14,118
8/31/2018	$15,194	$15,960	$14,614
9/30/2018	$15,339	$16,049	$14,638
10/31/2018	$13,750	$14,614	$13,560
11/30/2018	$13,977	$14,769	$13,832
12/31/2018	$12,745	$13,499	$12,544
1/31/2019	$14,031	$14,712	$13,621
2/28/2019	$14,777	$15,239	$14,100
3/31/2019	$15,101	$15,673	$14,306
4/30/2019	$15,955	$16,381	$14,877
5/31/2019	$15,252	$15,346	$13,915
6/30/2019	$16,139	$16,400	$14,892
7/31/2019	$16,344	$16,770	$15,113
8/31/2019	$16,150	$16,642	$14,805
9/30/2019	$15,879	$16,644	$15,065
10/31/2019	$16,085	$17,113	$15,389
11/30/2019	$16,809	$17,872	$15,974
12/31/2019	$17,044	$18,411	$16,436
1/31/2020	$17,697	$18,823	$16,418
2/29/2020	$16,532	$17,541	$15,074
3/31/2020	$14,283	$15,815	$13,001
4/30/2020	$16,648	$18,156	$14,722
5/31/2020	$17,988	$19,375	$15,510
6/30/2020	$18,745	$20,218	$15,864
7/31/2020	$20,166	$21,774	$16,765
8/31/2020	$21,646	$24,021	$17,980
9/30/2020	$20,935	$22,890	$17,325
10/31/2020	$20,656	$22,113	$16,951
11/30/2020	$22,893	$24,377	$19,013
12/31/2020	$23,867	$25,498	$19,869
1/31/2021	$23,568	$25,310	$19,780
2/28/2021	$24,555	$25,304	$20,399
3/31/2021	$24,178	$25,739	$21,130
4/30/2021	$25,751	$27,490	$22,219
5/31/2021	$24,906	$27,110	$22,320
6/30/2021	$26,478	$28,810	$22,871
7/31/2021	$27,323	$29,760	$23,258
8/31/2021	$28,167	$30,873	$23,921
9/30/2021	$26,764	$29,144	$22,848
10/31/2021	$28,791	$31,668	$24,393
11/30/2021	$27,465	$31,861	$24,021
12/31/2021	$27,249	$32,535	$24,967
1/31/2022	$23,976	$29,743	$23,498
2/28/2022	$23,541	$28,479	$22,906
3/31/2022	$23,783	$29,594	$23,649
4/30/2022	$20,606	$26,020	$21,527
5/31/2022	$20,107	$25,415	$21,498
6/30/2022	$18,639	$23,402	$19,700
7/31/2022	$20,864	$26,210	$21,548
8/31/2022	$19,945	$24,989	$20,744
9/30/2022	$17,994	$22,560	$18,820
10/31/2022	$18,704	$23,879	$20,364
11/30/2022	$19,462	$24,967	$21,426
12/31/2022	$18,091	$23,055	$20,172
1/31/2023	$19,526	$24,977	$21,561
2/28/2023	$19,123	$24,680	$21,057
3/31/2023	$20,187	$26,367	$21,620
4/30/2023	$20,316	$26,628	$21,851
5/31/2023	$20,897	$27,841	$21,936
6/30/2023	$22,380	$29,745	$23,433
7/31/2023	$22,783	$30,747	$24,273
8/31/2023	$22,493	$30,471	$23,805
9/30/2023	$21,215	$28,814	$22,671
10/31/2023	$20,849	$28,404	$22,070
11/30/2023	$23,278	$31,500	$24,128
12/31/2023	$24,149	$32,895	$25,408
1/31/2024	$25,286	$33,715	$25,689
2/29/2024	$27,515	$36,016	$27,080
3/31/2024	$28,171	$36,650	$27,953
4/30/2024	$26,706	$35,095	$26,723
5/31/2024	$28,302	$37,196	$27,986
6/30/2024	$29,679	$39,704	$28,852
7/31/2024	$29,001	$39,029	$29,389
8/31/2024	$30,378	$39,842	$30,029
9/30/2024	$31,361	$40,971	$30,650
10/31/2024	$31,602	$40,835	$30,425
11/30/2024	$34,487	$43,484	$32,449
12/31/2024	$33,276	$43,868	$31,457
1/31/2025	$34,416	$44,735	$32,450
2/28/2025	$32,896	$43,128	$31,828
3/31/2025	$29,804	$39,481	$29,971
4/30/2025	$30,767	$40,153	$29,770
5/31/2025	$34,213	$43,747	$31,657
6/30/2025	$37,179	$46,580	$33,266
7/31/2025	$38,344	$48,339	$33,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6	32.22	13.71	14.39
Russell 1000® Growth Index	23.85	17.29	17.07
Russell 3000® Index	15.68	15.19	13.02

AssetsNet		$ 1,480,254,613
Holdings Count | Holding		60
Advisory Fees Paid, Amount		$ 8,593,474
InvestmentCompanyPortfolioTurnover		63.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.1
Communication services	15.1
Consumer discretionary	15.0
Industrials	12.8
Financials	10.6
Health care	6.1
Utilities	1.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.1
Microsoft Corp.	8.8
Meta Platforms, Inc. Class A	6.3
Amazon.com, Inc.	4.7
Broadcom, Inc.	4.4
Oracle Corp.	2.5
DoorDash, Inc. Class A	2.0
Mastercard, Inc. Class A	2.0
Booking Holdings, Inc.	1.8
Arista Networks, Inc.	1.7

Material Fund Change [Text Block]
C000089288
Shareholder Report [Line Items]
Fund Name		Premier Large Company Growth Fund
Class Name		Class C
Trading Symbol		EKJCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Premier Large Company Growth Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$213	1.85%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 213
Expense Ratio, Percent		1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within information technology, industrials, and communication services, where holdings with innovative products and strong demand, such as AppLovin Corp., Axon Enterprise, Inc. and Roblox Corp., contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp., Broadcom, Inc. and Netflix, Inc. detracted from returns.

Line Graph [Table Text Block]
	Class C with Load	Russell 1000® Growth Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,341	$9,393	$9,396
9/30/2015	$9,082	$9,160	$9,122
10/31/2015	$9,685	$9,949	$9,843
11/30/2015	$9,762	$9,977	$9,898
12/31/2015	$9,600	$9,831	$9,694
1/31/2016	$8,756	$9,282	$9,147
2/29/2016	$8,642	$9,278	$9,144
3/31/2016	$9,159	$9,904	$9,788
4/30/2016	$9,152	$9,813	$9,849
5/31/2016	$9,357	$10,004	$10,025
6/30/2016	$9,091	$9,964	$10,046
7/31/2016	$9,608	$10,435	$10,444
8/31/2016	$9,547	$10,383	$10,471
9/30/2016	$9,570	$10,421	$10,488
10/31/2016	$9,250	$10,176	$10,261
11/30/2016	$9,281	$10,398	$10,720
12/31/2016	$9,180	$10,526	$10,929
1/31/2017	$9,636	$10,881	$11,135
2/28/2017	$9,988	$11,333	$11,549
3/31/2017	$10,109	$11,464	$11,557
4/30/2017	$10,461	$11,726	$11,679
5/31/2017	$10,822	$12,031	$11,799
6/30/2017	$10,736	$11,999	$11,905
7/31/2017	$11,054	$12,318	$12,130
8/31/2017	$11,209	$12,544	$12,153
9/30/2017	$11,381	$12,707	$12,449
10/31/2017	$11,811	$13,200	$12,721
11/30/2017	$12,111	$13,601	$13,107
12/31/2017	$12,207	$13,707	$13,238
1/31/2018	$13,284	$14,677	$13,936
2/28/2018	$13,050	$14,292	$13,423
3/31/2018	$12,816	$13,901	$13,153
4/30/2018	$12,840	$13,949	$13,203
5/31/2018	$13,460	$14,561	$13,576
6/30/2018	$13,600	$14,701	$13,665
7/31/2018	$13,893	$15,132	$14,118
8/31/2018	$14,630	$15,960	$14,614
9/30/2018	$14,759	$16,049	$14,638
10/31/2018	$13,214	$14,614	$13,560
11/30/2018	$13,413	$14,769	$13,832
12/31/2018	$12,220	$13,499	$12,544
1/31/2019	$13,457	$14,712	$13,621
2/28/2019	$14,157	$15,239	$14,100
3/31/2019	$14,441	$15,673	$14,306
4/30/2019	$15,245	$16,381	$14,877
5/31/2019	$14,560	$15,346	$13,915
6/30/2019	$15,379	$16,400	$14,892
7/31/2019	$15,573	$16,770	$15,113
8/31/2019	$15,364	$16,642	$14,805
9/30/2019	$15,096	$16,644	$15,065
10/31/2019	$15,275	$17,113	$15,389
11/30/2019	$15,946	$17,872	$15,974
12/31/2019	$16,149	$18,411	$16,436
1/31/2020	$16,748	$18,823	$16,418
2/29/2020	$15,633	$17,541	$15,074
3/31/2020	$13,485	$15,815	$13,001
4/30/2020	$15,716	$18,156	$14,722
5/31/2020	$16,964	$19,375	$15,510
6/30/2020	$17,664	$20,218	$15,864
7/31/2020	$18,979	$21,774	$16,765
8/31/2020	$20,344	$24,021	$17,980
9/30/2020	$19,661	$22,890	$17,325
10/31/2020	$19,378	$22,113	$16,951
11/30/2020	$21,459	$24,377	$19,013
12/31/2020	$22,350	$25,498	$19,869
1/31/2021	$22,034	$25,310	$19,780
2/28/2021	$22,943	$25,304	$20,399
3/31/2021	$22,567	$25,739	$21,130
4/30/2021	$24,010	$27,490	$22,219
5/31/2021	$23,199	$27,110	$22,320
6/30/2021	$24,642	$28,810	$22,871
7/31/2021	$25,393	$29,760	$23,258
8/31/2021	$26,164	$30,873	$23,921
9/30/2021	$24,840	$29,144	$22,848
10/31/2021	$26,677	$31,668	$24,393
11/30/2021	$25,432	$31,861	$24,021
12/31/2021	$25,189	$32,535	$24,967
1/31/2022	$22,142	$29,743	$23,498
2/28/2022	$21,736	$28,479	$22,906
3/31/2022	$21,939	$29,594	$23,649
4/30/2022	$18,979	$26,020	$21,527
5/31/2022	$18,515	$25,415	$21,498
6/30/2022	$17,122	$23,402	$19,700
7/31/2022	$19,153	$26,210	$21,548
8/31/2022	$18,283	$24,989	$20,744
9/30/2022	$16,483	$22,560	$18,820
10/31/2022	$17,122	$23,879	$20,364
11/30/2022	$17,818	$24,967	$21,426
12/31/2022	$16,512	$23,055	$20,172
1/31/2023	$17,818	$24,977	$21,561
2/28/2023	$17,441	$24,680	$21,057
3/31/2023	$18,399	$26,367	$21,620
4/30/2023	$18,486	$26,628	$21,851
5/31/2023	$19,008	$27,841	$21,936
6/30/2023	$20,314	$29,745	$23,433
7/31/2023	$20,662	$30,747	$24,273
8/31/2023	$20,399	$30,471	$23,805
9/30/2023	$19,226	$28,814	$22,671
10/31/2023	$18,885	$28,404	$22,070
11/30/2023	$21,084	$31,500	$24,128
12/31/2023	$21,878	$32,895	$25,408
1/31/2024	$22,883	$33,715	$25,689
2/29/2024	$24,893	$36,016	$27,080
3/31/2024	$25,454	$36,650	$27,953
4/30/2024	$24,145	$35,095	$26,723
5/31/2024	$25,571	$37,196	$27,986
6/30/2024	$26,810	$39,704	$28,852
7/31/2024	$26,202	$39,029	$29,389
8/31/2024	$27,417	$39,842	$30,029
9/30/2024	$28,282	$40,971	$30,650
10/31/2024	$28,493	$40,835	$30,425
11/30/2024	$31,087	$43,484	$32,449
12/31/2024	$29,973	$43,868	$31,457
1/31/2025	$31,007	$44,735	$32,450
2/28/2025	$29,638	$43,128	$31,828
3/31/2025	$26,845	$39,481	$29,971
4/30/2025	$27,683	$40,153	$29,770
5/31/2025	$30,783	$43,747	$31,657
6/30/2025	$33,437	$46,580	$33,266
7/31/2025	$34,471	$48,339	$33,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	30.78	12.35	13.17
Class C with Load	29.78	12.35	13.17
Russell 1000® Growth Index	23.85	17.29	17.07
Russell 3000® Index	15.68	15.19	13.02

Material Change Date	Aug. 01, 2024
AssetsNet		$ 1,480,254,613
Holdings Count | Holding		60
Advisory Fees Paid, Amount		$ 8,593,474
InvestmentCompanyPortfolioTurnover		63.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.1
Communication services	15.1
Consumer discretionary	15.0
Industrials	12.8
Financials	10.6
Health care	6.1
Utilities	1.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.1
Microsoft Corp.	8.8
Meta Platforms, Inc. Class A	6.3
Amazon.com, Inc.	4.7
Broadcom, Inc.	4.4
Oracle Corp.	2.5
DoorDash, Inc. Class A	2.0
Mastercard, Inc. Class A	2.0
Booking Holdings, Inc.	1.8
Arista Networks, Inc.	1.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since August 1, 2024.
C000089286
Shareholder Report [Line Items]
Fund Name		Premier Large Company Growth Fund
Class Name		Class A
Trading Symbol		EKJAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Premier Large Company Growth Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$125	1.08%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 125
Expense Ratio, Percent		1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within information technology, industrials, and communication services, where holdings with innovative products and strong demand, such as AppLovin Corp., Axon Enterprise, Inc. and Roblox Corp., contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp., Broadcom, Inc. and Netflix, Inc. detracted from returns.

Line Graph [Table Text Block]
	Class A with Load	Russell 1000® Growth Index	Russell 3000® Index
7/31/2015	$9,427	$10,000	$10,000
8/31/2015	$8,813	$9,393	$9,396
9/30/2015	$8,570	$9,160	$9,122
10/31/2015	$9,143	$9,949	$9,843
11/30/2015	$9,224	$9,977	$9,898
12/31/2015	$9,073	$9,831	$9,694
1/31/2016	$8,284	$9,282	$9,147
2/29/2016	$8,178	$9,278	$9,144
3/31/2016	$8,675	$9,904	$9,788
4/30/2016	$8,682	$9,813	$9,849
5/31/2016	$8,874	$10,004	$10,025
6/30/2016	$8,632	$9,964	$10,046
7/31/2016	$9,123	$10,435	$10,444
8/31/2016	$9,073	$10,383	$10,471
9/30/2016	$9,104	$10,421	$10,488
10/31/2016	$8,800	$10,176	$10,261
11/30/2016	$8,837	$10,398	$10,720
12/31/2016	$8,749	$10,526	$10,929
1/31/2017	$9,183	$10,881	$11,135
2/28/2017	$9,528	$11,333	$11,549
3/31/2017	$9,652	$11,464	$11,557
4/30/2017	$9,990	$11,726	$11,679
5/31/2017	$10,342	$12,031	$11,799
6/30/2017	$10,266	$11,999	$11,905
7/31/2017	$10,584	$12,318	$12,130
8/31/2017	$10,736	$12,544	$12,153
9/30/2017	$10,908	$12,707	$12,449
10/31/2017	$11,322	$13,200	$12,721
11/30/2017	$11,626	$13,601	$13,107
12/31/2017	$11,717	$13,707	$13,238
1/31/2018	$12,763	$14,677	$13,936
2/28/2018	$12,551	$14,292	$13,423
3/31/2018	$12,329	$13,901	$13,153
4/30/2018	$12,364	$13,949	$13,203
5/31/2018	$12,967	$14,561	$13,576
6/30/2018	$13,100	$14,701	$13,665
7/31/2018	$13,393	$15,132	$14,118
8/31/2018	$14,120	$15,960	$14,614
9/30/2018	$14,254	$16,049	$14,638
10/31/2018	$12,772	$14,614	$13,560
11/30/2018	$12,976	$14,769	$13,832
12/31/2018	$11,825	$13,499	$12,544
1/31/2019	$13,019	$14,712	$13,621
2/28/2019	$13,702	$15,239	$14,100
3/31/2019	$14,000	$15,673	$14,306
4/30/2019	$14,779	$16,381	$14,877
5/31/2019	$14,128	$15,346	$13,915
6/30/2019	$14,939	$16,400	$14,892
7/31/2019	$15,131	$16,770	$15,113
8/31/2019	$14,939	$16,642	$14,805
9/30/2019	$14,683	$16,644	$15,065
10/31/2019	$14,875	$17,113	$15,389
11/30/2019	$15,536	$17,872	$15,974
12/31/2019	$15,746	$18,411	$16,436
1/31/2020	$16,347	$18,823	$16,418
2/29/2020	$15,261	$17,541	$15,074
3/31/2020	$13,170	$15,815	$13,001
4/30/2020	$15,354	$18,156	$14,722
5/31/2020	$16,590	$19,375	$15,510
6/30/2020	$17,283	$20,218	$15,864
7/31/2020	$18,577	$21,774	$16,765
8/31/2020	$19,929	$24,021	$17,980
9/30/2020	$19,270	$22,890	$17,325
10/31/2020	$19,004	$22,113	$16,951
11/30/2020	$21,061	$24,377	$19,013
12/31/2020	$21,945	$25,498	$19,869
1/31/2021	$21,659	$25,310	$19,780
2/28/2021	$22,569	$25,304	$20,399
3/31/2021	$22,205	$25,739	$21,130
4/30/2021	$23,635	$27,490	$22,219
5/31/2021	$22,868	$27,110	$22,320
6/30/2021	$24,298	$28,810	$22,871
7/31/2021	$25,065	$29,760	$23,258
8/31/2021	$25,819	$30,873	$23,921
9/30/2021	$24,532	$29,144	$22,848
10/31/2021	$26,378	$31,668	$24,393
11/30/2021	$25,156	$31,861	$24,021
12/31/2021	$24,935	$32,535	$24,967
1/31/2022	$21,931	$29,743	$23,498
2/28/2022	$21,535	$28,479	$22,906
3/31/2022	$21,750	$29,594	$23,649
4/30/2022	$18,829	$26,020	$21,527
5/31/2022	$18,383	$25,415	$21,498
6/30/2022	$17,014	$23,402	$19,700
7/31/2022	$19,043	$26,210	$21,548
8/31/2022	$18,202	$24,989	$20,744
9/30/2022	$16,419	$22,560	$18,820
10/31/2022	$17,063	$23,879	$20,364
11/30/2022	$17,740	$24,967	$21,426
12/31/2022	$16,485	$23,055	$20,172
1/31/2023	$17,789	$24,977	$21,561
2/28/2023	$17,410	$24,680	$21,057
3/31/2023	$18,367	$26,367	$21,620
4/30/2023	$18,482	$26,628	$21,851
5/31/2023	$19,010	$27,841	$21,936
6/30/2023	$20,347	$29,745	$23,433
7/31/2023	$20,710	$30,747	$24,273
8/31/2023	$20,446	$30,471	$23,805
9/30/2023	$19,271	$28,814	$22,671
10/31/2023	$18,928	$28,404	$22,070
11/30/2023	$21,133	$31,500	$24,128
12/31/2023	$21,928	$32,895	$25,408
1/31/2024	$22,936	$33,715	$25,689
2/29/2024	$24,951	$36,016	$27,080
3/31/2024	$25,513	$36,650	$27,953
4/30/2024	$24,201	$35,095	$26,723
5/31/2024	$25,630	$37,196	$27,986
6/30/2024	$26,872	$39,704	$28,852
7/31/2024	$26,263	$39,029	$29,389
8/31/2024	$27,481	$39,842	$30,029
9/30/2024	$28,348	$40,971	$30,650
10/31/2024	$28,558	$40,835	$30,425
11/30/2024	$31,159	$43,484	$32,449
12/31/2024	$30,042	$43,868	$31,457
1/31/2025	$31,078	$44,735	$32,450
2/28/2025	$29,707	$43,128	$31,828
3/31/2025	$26,907	$39,481	$29,971
4/30/2025	$27,747	$40,153	$29,770
5/31/2025	$30,854	$43,747	$31,657
6/30/2025	$33,514	$46,580	$33,266
7/31/2025	$34,550	$48,339	$33,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	31.67	13.21	13.87
Class A with Load	24.14	11.88	13.20
Russell 1000® Growth Index	23.85	17.29	17.07
Russell 3000® Index	15.68	15.19	13.02

AssetsNet		$ 1,480,254,613
Holdings Count | Holding		60
Advisory Fees Paid, Amount		$ 8,593,474
InvestmentCompanyPortfolioTurnover		63.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.1
Communication services	15.1
Consumer discretionary	15.0
Industrials	12.8
Financials	10.6
Health care	6.1
Utilities	1.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.1
Microsoft Corp.	8.8
Meta Platforms, Inc. Class A	6.3
Amazon.com, Inc.	4.7
Broadcom, Inc.	4.4
Oracle Corp.	2.5
DoorDash, Inc. Class A	2.0
Mastercard, Inc. Class A	2.0
Booking Holdings, Inc.	1.8
Arista Networks, Inc.	1.7

Material Fund Change [Text Block]
C000089291
Shareholder Report [Line Items]
Fund Name		Premier Large Company Growth Fund
Class Name		Administrator Class
Trading Symbol		WFPDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Premier Large Company Growth Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$116	1.00%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 116
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The market environment for the 12-month period that ended July 31, 2025, was bifurcated for U.S. equities. During the first half of the period, the economy was generally healthy, with moderating inflation, resilient consumer spending, and favorable earnings growth. In early 2025, the new U.S. administration took office and implemented policies on government spending, immigration, and tariffs. Financial market sentiment grew concerned and volatility spiked until the administration temporarily paused tariffs. With uncertainty easing, overall corporate earnings generally exceeded expectations and propelled growth indexes upward. Artificial intelligence (AI) was a key driver as leading technology firms ramped up capital expenditures on AI infrastructure.

The portfolio benefited from security selection within information technology, industrials, and communication services, where holdings with innovative products and strong demand, such as AppLovin Corp., Axon Enterprise, Inc. and Roblox Corp., contributed. In contrast, relative underweights to select mega-cap technology companies, including NVIDIA Corp., Broadcom, Inc. and Netflix, Inc. detracted from returns.

Line Graph [Table Text Block]
	Administrator Class	Russell 1000® Growth Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,348	$9,393	$9,396
9/30/2015	$9,092	$9,160	$9,122
10/31/2015	$9,701	$9,949	$9,843
11/30/2015	$9,787	$9,977	$9,898
12/31/2015	$9,628	$9,831	$9,694
1/31/2016	$8,791	$9,282	$9,147
2/29/2016	$8,680	$9,278	$9,144
3/31/2016	$9,209	$9,904	$9,788
4/30/2016	$9,209	$9,813	$9,849
5/31/2016	$9,425	$10,004	$10,025
6/30/2016	$9,164	$9,964	$10,046
7/31/2016	$9,687	$10,435	$10,444
8/31/2016	$9,634	$10,383	$10,471
9/30/2016	$9,667	$10,421	$10,488
10/31/2016	$9,347	$10,176	$10,261
11/30/2016	$9,392	$10,398	$10,720
12/31/2016	$9,293	$10,526	$10,929
1/31/2017	$9,757	$10,881	$11,135
2/28/2017	$10,127	$11,333	$11,549
3/31/2017	$10,257	$11,464	$11,557
4/30/2017	$10,620	$11,726	$11,679
5/31/2017	$10,989	$12,031	$11,799
6/30/2017	$10,910	$11,999	$11,905
7/31/2017	$11,250	$12,318	$12,130
8/31/2017	$11,417	$12,544	$12,153
9/30/2017	$11,598	$12,707	$12,449
10/31/2017	$12,040	$13,200	$12,721
11/30/2017	$12,359	$13,601	$13,107
12/31/2017	$12,462	$13,707	$13,238
1/31/2018	$13,577	$14,677	$13,936
2/28/2018	$13,344	$14,292	$13,423
3/31/2018	$13,112	$13,901	$13,153
4/30/2018	$13,149	$13,949	$13,203
5/31/2018	$13,799	$14,561	$13,576
6/30/2018	$13,948	$14,701	$13,665
7/31/2018	$14,254	$15,132	$14,118
8/31/2018	$15,034	$15,960	$14,614
9/30/2018	$15,174	$16,049	$14,638
10/31/2018	$13,595	$14,614	$13,560
11/30/2018	$13,809	$14,769	$13,832
12/31/2018	$12,583	$13,499	$12,544
1/31/2019	$13,863	$14,712	$13,621
2/28/2019	$14,597	$15,239	$14,100
3/31/2019	$14,909	$15,673	$14,306
4/30/2019	$15,743	$16,381	$14,877
5/31/2019	$15,042	$15,346	$13,915
6/30/2019	$15,910	$16,400	$14,892
7/31/2019	$16,110	$16,770	$15,113
8/31/2019	$15,910	$16,642	$14,805
9/30/2019	$15,643	$16,644	$15,065
10/31/2019	$15,843	$17,113	$15,389
11/30/2019	$16,555	$17,872	$15,974
12/31/2019	$16,774	$18,411	$16,436
1/31/2020	$17,424	$18,823	$16,418
2/29/2020	$16,269	$17,541	$15,074
3/31/2020	$14,043	$15,815	$13,001
4/30/2020	$16,365	$18,156	$14,722
5/31/2020	$17,689	$19,375	$15,510
6/30/2020	$18,423	$20,218	$15,864
7/31/2020	$19,819	$21,774	$16,765
8/31/2020	$21,251	$24,021	$17,980
9/30/2020	$20,553	$22,890	$17,325
10/31/2020	$20,276	$22,113	$16,951
11/30/2020	$22,466	$24,377	$19,013
12/31/2020	$23,411	$25,498	$19,869
1/31/2021	$23,114	$25,310	$19,780
2/28/2021	$24,086	$25,304	$20,399
3/31/2021	$23,695	$25,739	$21,130
4/30/2021	$25,234	$27,490	$22,219
5/31/2021	$24,397	$27,110	$22,320
6/30/2021	$25,936	$28,810	$22,871
7/31/2021	$26,759	$29,760	$23,258
8/31/2021	$27,569	$30,873	$23,921
9/30/2021	$26,192	$29,144	$22,848
10/31/2021	$28,163	$31,668	$24,393
11/30/2021	$26,867	$31,861	$24,021
12/31/2021	$26,642	$32,535	$24,967
1/31/2022	$23,426	$29,743	$23,498
2/28/2022	$23,001	$28,479	$22,906
3/31/2022	$23,222	$29,594	$23,649
4/30/2022	$20,126	$26,020	$21,527
5/31/2022	$19,632	$25,415	$21,498
6/30/2022	$18,186	$23,402	$19,700
7/31/2022	$20,347	$26,210	$21,548
8/31/2022	$19,445	$24,989	$20,744
9/30/2022	$17,540	$22,560	$18,820
10/31/2022	$18,237	$23,879	$20,364
11/30/2022	$18,969	$24,967	$21,426
12/31/2022	$17,625	$23,055	$20,172
1/31/2023	$19,020	$24,977	$21,561
2/28/2023	$18,629	$24,680	$21,057
3/31/2023	$19,649	$26,367	$21,620
4/30/2023	$19,768	$26,628	$21,851
5/31/2023	$20,330	$27,841	$21,936
6/30/2023	$21,759	$29,745	$23,433
7/31/2023	$22,150	$30,747	$24,273
8/31/2023	$21,861	$30,471	$23,805
9/30/2023	$20,614	$28,814	$22,671
10/31/2023	$20,244	$28,404	$22,070
11/30/2023	$22,602	$31,500	$24,128
12/31/2023	$23,455	$32,895	$25,408
1/31/2024	$24,525	$33,715	$25,689
2/29/2024	$26,713	$36,016	$27,080
3/31/2024	$27,308	$36,650	$27,953
4/30/2024	$25,905	$35,095	$26,723
5/31/2024	$27,427	$37,196	$27,986
6/30/2024	$28,759	$39,704	$28,852
7/31/2024	$28,093	$39,029	$29,389
8/31/2024	$29,425	$39,842	$30,029
9/30/2024	$30,353	$40,971	$30,650
10/31/2024	$30,591	$40,835	$30,425
11/30/2024	$33,374	$43,484	$32,449
12/31/2024	$32,199	$43,868	$31,457
1/31/2025	$33,296	$44,735	$32,450
2/28/2025	$31,805	$43,128	$31,828
3/31/2025	$28,821	$39,481	$29,971
4/30/2025	$29,722	$40,153	$29,770
5/31/2025	$33,043	$43,747	$31,657
6/30/2025	$35,886	$46,580	$33,266
7/31/2025	$37,012	$48,339	$33,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	31.75	13.31	13.98
Russell 1000® Growth Index	23.85	17.29	17.07
Russell 3000® Index	15.68	15.19	13.02

AssetsNet		$ 1,480,254,613
Holdings Count | Holding		60
Advisory Fees Paid, Amount		$ 8,593,474
InvestmentCompanyPortfolioTurnover		63.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	39.1
Communication services	15.1
Consumer discretionary	15.0
Industrials	12.8
Financials	10.6
Health care	6.1
Utilities	1.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NVIDIA Corp.	9.1
Microsoft Corp.	8.8
Meta Platforms, Inc. Class A	6.3
Amazon.com, Inc.	4.7
Broadcom, Inc.	4.4
Oracle Corp.	2.5
DoorDash, Inc. Class A	2.0
Mastercard, Inc. Class A	2.0
Booking Holdings, Inc.	1.8
Arista Networks, Inc.	1.7

Material Fund Change [Text Block]
C000120088
Shareholder Report [Line Items]
Fund Name		Special Large Cap Value Fund
Class Name		Class R6
Trading Symbol		EIVFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Special Large Cap Value Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$43	0.41%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 43
Expense Ratio, Percent		0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund outperformed its strategy benchmark, driven by stock selection. The period saw a fluctuation in investors’ risk appetites as optimism around monetary policy easing gave way to fears that a restrictive trade policy and the Federal Reserve’s decision to pause rate cuts could lead to a recession. However, markets rallied off the April 9 announcement that the implementation of tariffs would be delayed.

The Fund made minor changes to sector allocation, with an increase in its consumer discretionary weight while reducing its exposure to real estate and financials. Citigroup, Inc. was the largest contributor, as it is exiting less profitable, non-core franchises and eliminating managerial layers to improve returns and reduce its capital needs, with a goal of achieving more durable and higher-growth cash flow. The largest detractor was Canadian Pacific Kansas City Ltd., an operator of a transnational rail network, on fears that trade policy could affect volumes. Management announced its first share repurchase program in more than three years, and we believe shares are materially undervalued from a reward/risk perspective.

Line Graph [Table Text Block]
	Class R6	Russell 1000® Value Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,361	$9,404	$9,396
9/30/2015	$9,090	$9,121	$9,122
10/31/2015	$9,846	$9,809	$9,843
11/30/2015	$9,824	$9,846	$9,898
12/31/2015	$9,597	$9,634	$9,694
1/31/2016	$8,983	$9,137	$9,147
2/29/2016	$8,950	$9,134	$9,144
3/31/2016	$9,522	$9,792	$9,788
4/30/2016	$9,605	$9,998	$9,849
5/31/2016	$9,646	$10,153	$10,025
6/30/2016	$9,621	$10,241	$10,046
7/31/2016	$9,870	$10,538	$10,444
8/31/2016	$9,937	$10,620	$10,471
9/30/2016	$9,970	$10,598	$10,488
10/31/2016	$9,771	$10,434	$10,261
11/30/2016	$10,161	$11,029	$10,720
12/31/2016	$10,336	$11,305	$10,929
1/31/2017	$10,480	$11,386	$11,135
2/28/2017	$10,751	$11,795	$11,549
3/31/2017	$10,760	$11,675	$11,557
4/30/2017	$10,787	$11,653	$11,679
5/31/2017	$10,886	$11,641	$11,799
6/30/2017	$10,949	$11,832	$11,905
7/31/2017	$11,255	$11,989	$12,130
8/31/2017	$11,120	$11,849	$12,153
9/30/2017	$11,354	$12,200	$12,449
10/31/2017	$11,471	$12,289	$12,721
11/30/2017	$11,832	$12,665	$13,107
12/31/2017	$12,016	$12,850	$13,238
1/31/2018	$12,685	$13,347	$13,936
2/28/2018	$12,065	$12,709	$13,423
3/31/2018	$11,819	$12,486	$13,153
4/30/2018	$11,937	$12,527	$13,203
5/31/2018	$12,045	$12,601	$13,576
6/30/2018	$12,203	$12,633	$13,665
7/31/2018	$12,714	$13,133	$14,118
8/31/2018	$12,941	$13,327	$14,614
9/30/2018	$13,147	$13,353	$14,638
10/31/2018	$12,439	$12,662	$13,560
11/30/2018	$12,813	$13,040	$13,832
12/31/2018	$11,461	$11,788	$12,544
1/31/2019	$12,406	$12,705	$13,621
2/28/2019	$12,840	$13,111	$14,100
3/31/2019	$13,003	$13,194	$14,306
4/30/2019	$13,643	$13,662	$14,877
5/31/2019	$12,872	$12,784	$13,915
6/30/2019	$13,741	$13,702	$14,892
7/31/2019	$14,034	$13,815	$15,113
8/31/2019	$13,686	$13,409	$14,805
9/30/2019	$14,196	$13,887	$15,065
10/31/2019	$14,262	$14,081	$15,389
11/30/2019	$14,750	$14,517	$15,974
12/31/2019	$15,255	$14,916	$16,436
1/31/2020	$14,760	$14,595	$16,418
2/29/2020	$13,333	$13,182	$15,074
3/31/2020	$11,351	$10,929	$13,001
4/30/2020	$12,523	$12,158	$14,722
5/31/2020	$12,958	$12,574	$15,510
6/30/2020	$13,055	$12,491	$15,864
7/31/2020	$13,490	$12,985	$16,765
8/31/2020	$14,046	$13,522	$17,980
9/30/2020	$13,587	$13,190	$17,325
10/31/2020	$13,309	$13,016	$16,951
11/30/2020	$15,001	$14,767	$19,013
12/31/2020	$15,481	$15,333	$19,869
1/31/2021	$15,137	$15,193	$19,780
2/28/2021	$15,886	$16,111	$20,399
3/31/2021	$17,028	$17,059	$21,130
4/30/2021	$17,691	$17,741	$22,219
5/31/2021	$18,022	$18,155	$22,320
6/30/2021	$17,863	$17,947	$22,871
7/31/2021	$18,084	$18,091	$23,258
8/31/2021	$18,366	$18,450	$23,921
9/30/2021	$17,875	$17,807	$22,848
10/31/2021	$18,992	$18,712	$24,393
11/30/2021	$18,329	$18,052	$24,021
12/31/2021	$19,239	$19,191	$24,967
1/31/2022	$18,711	$18,744	$23,498
2/28/2022	$18,290	$18,527	$22,906
3/31/2022	$18,591	$19,050	$23,649
4/30/2022	$17,356	$17,975	$21,527
5/31/2022	$17,627	$18,324	$21,498
6/30/2022	$15,954	$16,723	$19,700
7/31/2022	$17,205	$17,832	$21,548
8/31/2022	$16,873	$17,301	$20,744
9/30/2022	$15,578	$15,784	$18,820
10/31/2022	$17,521	$17,402	$20,364
11/30/2022	$18,696	$18,490	$21,426
12/31/2022	$18,045	$17,744	$20,172
1/31/2023	$18,757	$18,664	$21,561
2/28/2023	$18,062	$18,006	$21,057
3/31/2023	$17,879	$17,923	$21,620
4/30/2023	$18,443	$18,193	$21,851
5/31/2023	$17,995	$17,491	$21,936
6/30/2023	$19,221	$18,653	$23,433
7/31/2023	$19,719	$19,309	$24,273
8/31/2023	$19,321	$18,788	$23,805
9/30/2023	$18,641	$18,063	$22,671
10/31/2023	$18,310	$17,426	$22,070
11/30/2023	$19,304	$18,740	$24,128
12/31/2023	$20,594	$19,778	$25,408
1/31/2024	$20,817	$19,799	$25,689
2/29/2024	$21,485	$20,529	$27,080
3/31/2024	$22,668	$21,556	$27,953
4/30/2024	$21,845	$20,635	$26,723
5/31/2024	$22,702	$21,289	$27,986
6/30/2024	$22,702	$21,089	$28,852
7/31/2024	$23,781	$22,167	$29,389
8/31/2024	$24,724	$22,762	$30,029
9/30/2024	$24,706	$23,077	$30,650
10/31/2024	$24,415	$22,823	$30,425
11/30/2024	$25,563	$24,281	$32,449
12/31/2024	$24,106	$22,620	$31,457
1/31/2025	$25,268	$23,667	$32,450
2/28/2025	$25,193	$23,763	$31,828
3/31/2025	$24,556	$23,103	$29,971
4/30/2025	$24,256	$22,399	$29,770
5/31/2025	$25,212	$23,186	$31,657
6/30/2025	$26,149	$23,978	$33,266
7/31/2025	$26,280	$24,116	$33,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class R6	10.51	14.27	10.14
Russell 1000® Value Index	8.79	13.18	9.20
Russell 3000® Index	15.68	15.19	13.02

AssetsNet		$ 2,001,713,305
Holdings Count | Holding		46
Advisory Fees Paid, Amount		$ 6,257,425
InvestmentCompanyPortfolioTurnover		44.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	21.0
Industrials	15.3
Health care	14.0
Consumer discretionary	10.3
Information technology	9.9
Consumer staples	7.7
Energy	5.8
Materials	4.8
Communication services	4.6
Real estate	3.5
Utilities	3.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.5
Canadian Pacific Kansas City Ltd.	4.4
Bank of America Corp.	3.9
Intercontinental Exchange, Inc.	3.8
Citigroup, Inc.	3.6
Berkshire Hathaway, Inc. Class B	3.3
Mondelez International, Inc. Class A	3.2
D.R. Horton, Inc.	3.0
NextEra Energy, Inc.	3.0
Labcorp Holdings, Inc.	2.9

Material Fund Change [Text Block]
C000089437
Shareholder Report [Line Items]
Fund Name		Special Large Cap Value Fund
Class Name		Institutional Class
Trading Symbol		EIVIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Special Large Cap Value Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$56	0.53%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 56
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund outperformed its strategy benchmark, driven by stock selection. The period saw a fluctuation in investors’ risk appetites as optimism around monetary policy easing gave way to fears that a restrictive trade policy and the Federal Reserve’s decision to pause rate cuts could lead to a recession. However, markets rallied off the April 9 announcement that the implementation of tariffs would be delayed.

The Fund made minor changes to sector allocation, with an increase in its consumer discretionary weight while reducing its exposure to real estate and financials. Citigroup, Inc. was the largest contributor, as it is exiting less profitable, non-core franchises and eliminating managerial layers to improve returns and reduce its capital needs, with a goal of achieving more durable and higher-growth cash flow. The largest detractor was Canadian Pacific Kansas City Ltd., an operator of a transnational rail network, on fears that trade policy could affect volumes. Management announced its first share repurchase program in more than three years, and we believe shares are materially undervalued from a reward/risk perspective.

Line Graph [Table Text Block]
	Institutional Class	Russell 1000® Value Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,362	$9,404	$9,396
9/30/2015	$9,094	$9,121	$9,122
10/31/2015	$9,848	$9,809	$9,843
11/30/2015	$9,826	$9,846	$9,898
12/31/2015	$9,595	$9,634	$9,694
1/31/2016	$8,982	$9,137	$9,147
2/29/2016	$8,958	$9,134	$9,144
3/31/2016	$9,522	$9,792	$9,788
4/30/2016	$9,604	$9,998	$9,849
5/31/2016	$9,644	$10,153	$10,025
6/30/2016	$9,620	$10,241	$10,046
7/31/2016	$9,873	$10,538	$10,444
8/31/2016	$9,939	$10,620	$10,471
9/30/2016	$9,971	$10,598	$10,488
10/31/2016	$9,775	$10,434	$10,261
11/30/2016	$10,159	$11,029	$10,720
12/31/2016	$10,330	$11,305	$10,929
1/31/2017	$10,472	$11,386	$11,135
2/28/2017	$10,747	$11,795	$11,549
3/31/2017	$10,756	$11,675	$11,557
4/30/2017	$10,783	$11,653	$11,679
5/31/2017	$10,880	$11,641	$11,799
6/30/2017	$10,951	$11,832	$11,905
7/31/2017	$11,244	$11,989	$12,130
8/31/2017	$11,120	$11,849	$12,153
9/30/2017	$11,350	$12,200	$12,449
10/31/2017	$11,465	$12,289	$12,721
11/30/2017	$11,829	$12,665	$13,107
12/31/2017	$12,005	$12,850	$13,238
1/31/2018	$12,682	$13,347	$13,936
2/28/2018	$12,054	$12,709	$13,423
3/31/2018	$11,812	$12,486	$13,153
4/30/2018	$11,928	$12,527	$13,203
5/31/2018	$12,034	$12,601	$13,576
6/30/2018	$12,189	$12,633	$13,665
7/31/2018	$12,701	$13,133	$14,118
8/31/2018	$12,933	$13,327	$14,614
9/30/2018	$13,030	$13,353	$14,638
10/31/2018	$12,334	$12,662	$13,560
11/30/2018	$12,711	$13,040	$13,832
12/31/2018	$11,366	$11,788	$12,544
1/31/2019	$12,302	$12,705	$13,621
2/28/2019	$12,733	$13,111	$14,100
3/31/2019	$12,891	$13,194	$14,306
4/30/2019	$13,511	$13,662	$14,877
5/31/2019	$12,754	$12,784	$13,915
6/30/2019	$13,617	$13,702	$14,892
7/31/2019	$13,900	$13,815	$15,113
8/31/2019	$13,553	$13,409	$14,805
9/30/2019	$14,058	$13,887	$15,065
10/31/2019	$14,132	$14,081	$15,389
11/30/2019	$14,615	$14,517	$15,974
12/31/2019	$15,104	$14,916	$16,436
1/31/2020	$14,625	$14,595	$16,418
2/29/2020	$13,212	$13,182	$15,074
3/31/2020	$11,249	$10,929	$13,001
4/30/2020	$12,406	$12,158	$14,722
5/31/2020	$12,838	$12,574	$15,510
6/30/2020	$12,931	$12,491	$15,864
7/31/2020	$13,364	$12,985	$16,765
8/31/2020	$13,901	$13,522	$17,980
9/30/2020	$13,457	$13,190	$17,325
10/31/2020	$13,188	$13,016	$16,951
11/30/2020	$14,859	$14,767	$19,013
12/31/2020	$15,323	$15,333	$19,869
1/31/2021	$14,979	$15,193	$19,780
2/28/2021	$15,727	$16,111	$20,399
3/31/2021	$16,865	$17,059	$21,130
4/30/2021	$17,518	$17,741	$22,219
5/31/2021	$17,838	$18,155	$22,320
6/30/2021	$17,684	$17,947	$22,871
7/31/2021	$17,909	$18,091	$23,258
8/31/2021	$18,182	$18,450	$23,921
9/30/2021	$17,695	$17,807	$22,848
10/31/2021	$18,798	$18,712	$24,393
11/30/2021	$18,146	$18,052	$24,021
12/31/2021	$19,030	$19,191	$24,967
1/31/2022	$18,524	$18,744	$23,498
2/28/2022	$18,105	$18,527	$22,906
3/31/2022	$18,408	$19,050	$23,649
4/30/2022	$17,179	$17,975	$21,527
5/31/2022	$17,454	$18,324	$21,498
6/30/2022	$15,791	$16,723	$19,700
7/31/2022	$17,020	$17,832	$21,548
8/31/2022	$16,702	$17,301	$20,744
9/30/2022	$15,415	$15,784	$18,820
10/31/2022	$17,338	$17,402	$20,364
11/30/2022	$18,495	$18,490	$21,426
12/31/2022	$17,855	$17,744	$20,172
1/31/2023	$18,552	$18,664	$21,561
2/28/2023	$17,871	$18,006	$21,057
3/31/2023	$17,680	$17,923	$21,620
4/30/2023	$18,251	$18,193	$21,851
5/31/2023	$17,807	$17,491	$21,936
6/30/2023	$19,028	$18,653	$23,433
7/31/2023	$19,520	$19,309	$24,273
8/31/2023	$19,107	$18,788	$23,805
9/30/2023	$18,441	$18,063	$22,671
10/31/2023	$18,108	$17,426	$22,070
11/30/2023	$19,107	$18,740	$24,128
12/31/2023	$20,370	$19,778	$25,408
1/31/2024	$20,583	$19,799	$25,689
2/29/2024	$21,254	$20,529	$27,080
3/31/2024	$22,400	$21,556	$27,953
4/30/2024	$21,614	$20,635	$26,723
5/31/2024	$22,450	$21,289	$27,986
6/30/2024	$22,450	$21,089	$28,852
7/31/2024	$23,514	$22,167	$29,389
8/31/2024	$24,431	$22,762	$30,029
9/30/2024	$24,431	$23,077	$30,650
10/31/2024	$24,120	$22,823	$30,425
11/30/2024	$25,266	$24,281	$32,449
12/31/2024	$23,818	$22,620	$31,457
1/31/2025	$24,978	$23,667	$32,450
2/28/2025	$24,889	$23,763	$31,828
3/31/2025	$24,264	$23,103	$29,971
4/30/2025	$23,961	$22,399	$29,770
5/31/2025	$24,889	$23,186	$31,657
6/30/2025	$25,834	$23,978	$33,266
7/31/2025	$25,941	$24,116	$33,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	10.32	14.19	10.00
Russell 1000® Value Index	8.79	13.18	9.20
Russell 3000® Index	15.68	15.19	13.02

AssetsNet		$ 2,001,713,305
Holdings Count | Holding		46
Advisory Fees Paid, Amount		$ 6,257,425
InvestmentCompanyPortfolioTurnover		44.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	21.0
Industrials	15.3
Health care	14.0
Consumer discretionary	10.3
Information technology	9.9
Consumer staples	7.7
Energy	5.8
Materials	4.8
Communication services	4.6
Real estate	3.5
Utilities	3.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.5
Canadian Pacific Kansas City Ltd.	4.4
Bank of America Corp.	3.9
Intercontinental Exchange, Inc.	3.8
Citigroup, Inc.	3.6
Berkshire Hathaway, Inc. Class B	3.3
Mondelez International, Inc. Class A	3.2
D.R. Horton, Inc.	3.0
NextEra Energy, Inc.	3.0
Labcorp Holdings, Inc.	2.9

Material Fund Change [Text Block]
C000089436
Shareholder Report [Line Items]
Fund Name		Special Large Cap Value Fund
Class Name		Class C
Trading Symbol		EIVCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Special Large Cap Value Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$166	1.59%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 166
Expense Ratio, Percent		1.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund outperformed its strategy benchmark, driven by stock selection. The period saw a fluctuation in investors’ risk appetites as optimism around monetary policy easing gave way to fears that a restrictive trade policy and the Federal Reserve’s decision to pause rate cuts could lead to a recession. However, markets rallied off the April 9 announcement that the implementation of tariffs would be delayed.

The Fund made minor changes to sector allocation, with an increase in its consumer discretionary weight while reducing its exposure to real estate and financials. Citigroup, Inc. was the largest contributor, as it is exiting less profitable, non-core franchises and eliminating managerial layers to improve returns and reduce its capital needs, with a goal of achieving more durable and higher-growth cash flow. The largest detractor was Canadian Pacific Kansas City Ltd., an operator of a transnational rail network, on fears that trade policy could affect volumes. Management announced its first share repurchase program in more than three years, and we believe shares are materially undervalued from a reward/risk perspective.

Line Graph [Table Text Block]
	Class C with Load	Russell 1000® Value Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,353	$9,404	$9,396
9/30/2015	$9,071	$9,121	$9,122
10/31/2015	$9,814	$9,809	$9,843
11/30/2015	$9,784	$9,846	$9,898
12/31/2015	$9,546	$9,634	$9,694
1/31/2016	$8,923	$9,137	$9,147
2/29/2016	$8,889	$9,134	$9,144
3/31/2016	$9,446	$9,792	$9,788
4/30/2016	$9,512	$9,998	$9,849
5/31/2016	$9,546	$10,153	$10,025
6/30/2016	$9,512	$10,241	$10,046
7/31/2016	$9,753	$10,538	$10,444
8/31/2016	$9,812	$10,620	$10,471
9/30/2016	$9,828	$10,598	$10,488
10/31/2016	$9,629	$10,434	$10,261
11/30/2016	$9,994	$11,029	$10,720
12/31/2016	$10,160	$11,305	$10,929
1/31/2017	$10,294	$11,386	$11,135
2/28/2017	$10,543	$11,795	$11,549
3/31/2017	$10,543	$11,675	$11,557
4/30/2017	$10,561	$11,653	$11,679
5/31/2017	$10,650	$11,641	$11,799
6/30/2017	$10,704	$11,832	$11,905
7/31/2017	$10,980	$11,989	$12,130
8/31/2017	$10,847	$11,849	$12,153
9/30/2017	$11,061	$12,200	$12,449
10/31/2017	$11,159	$12,289	$12,721
11/30/2017	$11,507	$12,665	$13,107
12/31/2017	$11,661	$12,850	$13,238
1/31/2018	$12,308	$13,347	$13,936
2/28/2018	$11,690	$12,709	$13,423
3/31/2018	$11,448	$12,486	$13,153
4/30/2018	$11,555	$12,527	$13,203
5/31/2018	$11,642	$12,601	$13,576
6/30/2018	$11,777	$12,633	$13,665
7/31/2018	$12,260	$13,133	$14,118
8/31/2018	$12,472	$13,327	$14,614
9/30/2018	$12,559	$13,353	$14,638
10/31/2018	$11,873	$12,662	$13,560
11/30/2018	$12,221	$13,040	$13,832
12/31/2018	$10,920	$11,788	$12,544
1/31/2019	$11,804	$12,705	$13,621
2/28/2019	$12,210	$13,111	$14,100
3/31/2019	$12,345	$13,194	$14,306
4/30/2019	$12,938	$13,662	$14,877
5/31/2019	$12,189	$12,784	$13,915
6/30/2019	$13,011	$13,702	$14,892
7/31/2019	$13,260	$13,815	$15,113
8/31/2019	$12,927	$13,409	$14,805
9/30/2019	$13,395	$13,887	$15,065
10/31/2019	$13,447	$14,081	$15,389
11/30/2019	$13,895	$14,517	$15,974
12/31/2019	$14,341	$14,916	$16,436
1/31/2020	$13,871	$14,595	$16,418
2/29/2020	$12,518	$13,182	$15,074
3/31/2020	$10,650	$10,929	$13,001
4/30/2020	$11,739	$12,158	$14,722
5/31/2020	$12,128	$12,574	$15,510
6/30/2020	$12,209	$12,491	$15,864
7/31/2020	$12,598	$12,985	$16,765
8/31/2020	$13,126	$13,522	$17,980
9/30/2020	$12,690	$13,190	$17,325
10/31/2020	$12,427	$13,016	$16,951
11/30/2020	$13,986	$14,767	$19,013
12/31/2020	$14,410	$15,333	$19,869
1/31/2021	$14,077	$15,193	$19,780
2/28/2021	$14,765	$16,111	$20,399
3/31/2021	$15,808	$17,059	$21,130
4/30/2021	$16,404	$17,741	$22,219
5/31/2021	$16,702	$18,155	$22,320
6/30/2021	$16,542	$17,947	$22,871
7/31/2021	$16,725	$18,091	$23,258
8/31/2021	$16,966	$18,450	$23,921
9/30/2021	$16,496	$17,807	$22,848
10/31/2021	$17,516	$18,712	$24,393
11/30/2021	$16,886	$18,052	$24,021
12/31/2021	$17,690	$19,191	$24,967
1/31/2022	$17,202	$18,744	$23,498
2/28/2022	$16,798	$18,527	$22,906
3/31/2022	$17,062	$19,050	$23,649
4/30/2022	$15,905	$17,975	$21,527
5/31/2022	$16,142	$18,324	$21,498
6/30/2022	$14,595	$16,723	$19,700
7/31/2022	$15,724	$17,832	$21,548
8/31/2022	$15,404	$17,301	$20,744
9/30/2022	$14,205	$15,784	$18,820
10/31/2022	$15,961	$17,402	$20,364
11/30/2022	$17,021	$18,490	$21,426
12/31/2022	$16,406	$17,744	$20,172
1/31/2023	$17,027	$18,664	$21,561
2/28/2023	$16,391	$18,006	$21,057
3/31/2023	$16,209	$17,923	$21,620
4/30/2023	$16,694	$18,193	$21,851
5/31/2023	$16,270	$17,491	$21,936
6/30/2023	$17,376	$18,653	$23,433
7/31/2023	$17,815	$19,309	$24,273
8/31/2023	$17,435	$18,788	$23,805
9/30/2023	$16,821	$18,063	$22,671
10/31/2023	$16,513	$17,426	$22,070
11/30/2023	$17,406	$18,740	$24,128
12/31/2023	$18,558	$19,778	$25,408
1/31/2024	$18,754	$19,799	$25,689
2/29/2024	$19,356	$20,529	$27,080
3/31/2024	$20,395	$21,556	$27,953
4/30/2024	$19,672	$20,635	$26,723
5/31/2024	$20,425	$21,289	$27,986
6/30/2024	$20,410	$21,089	$28,852
7/31/2024	$21,388	$22,167	$29,389
8/31/2024	$22,216	$22,762	$30,029
9/30/2024	$22,201	$23,077	$30,650
10/31/2024	$21,915	$22,823	$30,425
11/30/2024	$22,953	$24,281	$32,449
12/31/2024	$21,632	$22,620	$31,457
1/31/2025	$22,680	$23,667	$32,450
2/28/2025	$22,598	$23,763	$31,828
3/31/2025	$22,025	$23,103	$29,971
4/30/2025	$21,731	$22,399	$29,770
5/31/2025	$22,582	$23,186	$31,657
6/30/2025	$23,416	$23,978	$33,266
7/31/2025	$23,514	$24,116	$33,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class C	9.13	12.96	8.93
Class C with Load	8.13	12.96	8.93
Russell 1000® Value Index	8.79	13.18	9.20
Russell 3000® Index	15.68	15.19	13.02

Material Change Date	Aug. 01, 2024
AssetsNet		$ 2,001,713,305
Holdings Count | Holding		46
Advisory Fees Paid, Amount		$ 6,257,425
InvestmentCompanyPortfolioTurnover		44.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	21.0
Industrials	15.3
Health care	14.0
Consumer discretionary	10.3
Information technology	9.9
Consumer staples	7.7
Energy	5.8
Materials	4.8
Communication services	4.6
Real estate	3.5
Utilities	3.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.5
Canadian Pacific Kansas City Ltd.	4.4
Bank of America Corp.	3.9
Intercontinental Exchange, Inc.	3.8
Citigroup, Inc.	3.6
Berkshire Hathaway, Inc. Class B	3.3
Mondelez International, Inc. Class A	3.2
D.R. Horton, Inc.	3.0
NextEra Energy, Inc.	3.0
Labcorp Holdings, Inc.	2.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since August 1, 2024.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on or about the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C will be closed to new investors and additional investments from existing shareholders.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since August 1, 2024.
C000089434
Shareholder Report [Line Items]
Fund Name		Special Large Cap Value Fund
Class Name		Class A
Trading Symbol		EIVAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Special Large Cap Value Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$88	0.84%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 88
Expense Ratio, Percent		0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund outperformed its strategy benchmark, driven by stock selection. The period saw a fluctuation in investors’ risk appetites as optimism around monetary policy easing gave way to fears that a restrictive trade policy and the Federal Reserve’s decision to pause rate cuts could lead to a recession. However, markets rallied off the April 9 announcement that the implementation of tariffs would be delayed.

The Fund made minor changes to sector allocation, with an increase in its consumer discretionary weight while reducing its exposure to real estate and financials. Citigroup, Inc. was the largest contributor, as it is exiting less profitable, non-core franchises and eliminating managerial layers to improve returns and reduce its capital needs, with a goal of achieving more durable and higher-growth cash flow. The largest detractor was Canadian Pacific Kansas City Ltd., an operator of a transnational rail network, on fears that trade policy could affect volumes. Management announced its first share repurchase program in more than three years, and we believe shares are materially undervalued from a reward/risk perspective.

Line Graph [Table Text Block]
	Class A with Load	Russell 1000® Value Index	Russell 3000® Index
7/31/2015	$9,425	$10,000	$10,000
8/31/2015	$8,821	$9,404	$9,396
9/30/2015	$8,560	$9,121	$9,122
10/31/2015	$9,267	$9,809	$9,843
11/30/2015	$9,247	$9,846	$9,898
12/31/2015	$9,023	$9,634	$9,694
1/31/2016	$8,445	$9,137	$9,147
2/29/2016	$8,414	$9,134	$9,144
3/31/2016	$8,946	$9,792	$9,788
4/30/2016	$9,015	$9,998	$9,849
5/31/2016	$9,054	$10,153	$10,025
6/30/2016	$9,031	$10,241	$10,046
7/31/2016	$9,262	$10,538	$10,444
8/31/2016	$9,324	$10,620	$10,471
9/30/2016	$9,347	$10,598	$10,488
10/31/2016	$9,162	$10,434	$10,261
11/30/2016	$9,517	$11,029	$10,720
12/31/2016	$9,679	$11,305	$10,929
1/31/2017	$9,812	$11,386	$11,135
2/28/2017	$10,054	$11,795	$11,549
3/31/2017	$10,062	$11,675	$11,557
4/30/2017	$10,088	$11,653	$11,679
5/31/2017	$10,179	$11,641	$11,799
6/30/2017	$10,238	$11,832	$11,905
7/31/2017	$10,513	$11,989	$12,130
8/31/2017	$10,388	$11,849	$12,153
9/30/2017	$10,604	$12,200	$12,449
10/31/2017	$10,704	$12,289	$12,721
11/30/2017	$11,038	$12,665	$13,107
12/31/2017	$11,194	$12,850	$13,238
1/31/2018	$11,828	$13,347	$13,936
2/28/2018	$11,239	$12,709	$13,423
3/31/2018	$11,013	$12,486	$13,153
4/30/2018	$11,113	$12,527	$13,203
5/31/2018	$11,212	$12,601	$13,576
6/30/2018	$11,348	$12,633	$13,665
7/31/2018	$11,819	$13,133	$14,118
8/31/2018	$12,027	$13,327	$14,614
9/30/2018	$12,127	$13,353	$14,638
10/31/2018	$11,466	$12,662	$13,560
11/30/2018	$11,810	$13,040	$13,832
12/31/2018	$10,560	$11,788	$12,544
1/31/2019	$11,424	$12,705	$13,621
2/28/2019	$11,826	$13,111	$14,100
3/31/2019	$11,963	$13,194	$14,306
4/30/2019	$12,542	$13,662	$14,877
5/31/2019	$11,826	$12,784	$13,915
6/30/2019	$12,631	$13,702	$14,892
7/31/2019	$12,886	$13,815	$15,113
8/31/2019	$12,562	$13,409	$14,805
9/30/2019	$13,023	$13,887	$15,065
10/31/2019	$13,082	$14,081	$15,389
11/30/2019	$13,534	$14,517	$15,974
12/31/2019	$13,980	$14,916	$16,436
1/31/2020	$13,534	$14,595	$16,418
2/29/2020	$12,219	$13,182	$15,074
3/31/2020	$10,403	$10,929	$13,001
4/30/2020	$11,469	$12,158	$14,722
5/31/2020	$11,860	$12,574	$15,510
6/30/2020	$11,947	$12,491	$15,864
7/31/2020	$12,339	$12,985	$16,765
8/31/2020	$12,839	$13,522	$17,980
9/30/2020	$12,415	$13,190	$17,325
10/31/2020	$12,165	$13,016	$16,951
11/30/2020	$13,708	$14,767	$19,013
12/31/2020	$14,128	$15,333	$19,869
1/31/2021	$13,810	$15,193	$19,780
2/28/2021	$14,491	$16,111	$20,399
3/31/2021	$15,525	$17,059	$21,130
4/30/2021	$16,119	$17,741	$22,219
5/31/2021	$16,426	$18,155	$22,320
6/30/2021	$16,272	$17,947	$22,871
7/31/2021	$16,470	$18,091	$23,258
8/31/2021	$16,723	$18,450	$23,921
9/30/2021	$16,261	$17,807	$22,848
10/31/2021	$17,273	$18,712	$24,393
11/30/2021	$16,668	$18,052	$24,021
12/31/2021	$17,486	$19,191	$24,967
1/31/2022	$17,004	$18,744	$23,498
2/28/2022	$16,616	$18,527	$22,906
3/31/2022	$16,884	$19,050	$23,649
4/30/2022	$15,760	$17,975	$21,527
5/31/2022	$16,001	$18,324	$21,498
6/30/2022	$14,476	$16,723	$19,700
7/31/2022	$15,600	$17,832	$21,548
8/31/2022	$15,292	$17,301	$20,744
9/30/2022	$14,114	$15,784	$18,820
10/31/2022	$15,867	$17,402	$20,364
11/30/2022	$16,924	$18,490	$21,426
12/31/2022	$16,333	$17,744	$20,172
1/31/2023	$16,962	$18,664	$21,561
2/28/2023	$16,333	$18,006	$21,057
3/31/2023	$16,158	$17,923	$21,620
4/30/2023	$16,655	$18,193	$21,851
5/31/2023	$16,246	$17,491	$21,936
6/30/2023	$17,357	$18,653	$23,433
7/31/2023	$17,810	$19,309	$24,273
8/31/2023	$17,430	$18,788	$23,805
9/30/2023	$16,816	$18,063	$22,671
10/31/2023	$16,509	$17,426	$22,070
11/30/2023	$17,401	$18,740	$24,128
12/31/2023	$18,553	$19,778	$25,408
1/31/2024	$18,749	$19,799	$25,689
2/29/2024	$19,351	$20,529	$27,080
3/31/2024	$20,389	$21,556	$27,953
4/30/2024	$19,667	$20,635	$26,723
5/31/2024	$20,419	$21,289	$27,986
6/30/2024	$20,404	$21,089	$28,852
7/31/2024	$21,382	$22,167	$29,389
8/31/2024	$22,210	$22,762	$30,029
9/30/2024	$22,195	$23,077	$30,650
10/31/2024	$21,909	$22,823	$30,425
11/30/2024	$22,947	$24,281	$32,449
12/31/2024	$21,626	$22,620	$31,457
1/31/2025	$22,673	$23,667	$32,450
2/28/2025	$22,592	$23,763	$31,828
3/31/2025	$22,019	$23,103	$29,971
4/30/2025	$21,725	$22,399	$29,770
5/31/2025	$22,575	$23,186	$31,657
6/30/2025	$23,410	$23,978	$33,266
7/31/2025	$23,508	$24,116	$33,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Class A	9.94	13.76	9.57
Class A with Load	3.62	12.42	8.92
Russell 1000® Value Index	8.79	13.18	9.20
Russell 3000® Index	15.68	15.19	13.02

AssetsNet		$ 2,001,713,305
Holdings Count | Holding		46
Advisory Fees Paid, Amount		$ 6,257,425
InvestmentCompanyPortfolioTurnover		44.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	21.0
Industrials	15.3
Health care	14.0
Consumer discretionary	10.3
Information technology	9.9
Consumer staples	7.7
Energy	5.8
Materials	4.8
Communication services	4.6
Real estate	3.5
Utilities	3.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.5
Canadian Pacific Kansas City Ltd.	4.4
Bank of America Corp.	3.9
Intercontinental Exchange, Inc.	3.8
Citigroup, Inc.	3.6
Berkshire Hathaway, Inc. Class B	3.3
Mondelez International, Inc. Class A	3.2
D.R. Horton, Inc.	3.0
NextEra Energy, Inc.	3.0
Labcorp Holdings, Inc.	2.9

Material Fund Change [Text Block]
C000092797
Shareholder Report [Line Items]
Fund Name		Special Large Cap Value Fund
Class Name		Administrator Class
Trading Symbol		EIVDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Special Large Cap Value Fund for the period from August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		 1-800-222-8222.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$77	0.73%

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expenses Paid, Amount		$ 77
Expense Ratio, Percent		0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In a volatile year, the Fund outperformed its strategy benchmark, driven by stock selection. The period saw a fluctuation in investors’ risk appetites as optimism around monetary policy easing gave way to fears that a restrictive trade policy and the Federal Reserve’s decision to pause rate cuts could lead to a recession. However, markets rallied off the April 9 announcement that the implementation of tariffs would be delayed.

The Fund made minor changes to sector allocation, with an increase in its consumer discretionary weight while reducing its exposure to real estate and financials. Citigroup, Inc. was the largest contributor, as it is exiting less profitable, non-core franchises and eliminating managerial layers to improve returns and reduce its capital needs, with a goal of achieving more durable and higher-growth cash flow. The largest detractor was Canadian Pacific Kansas City Ltd., an operator of a transnational rail network, on fears that trade policy could affect volumes. Management announced its first share repurchase program in more than three years, and we believe shares are materially undervalued from a reward/risk perspective.

Line Graph [Table Text Block]
	Administrator Class	Russell 1000® Value Index	Russell 3000® Index
7/31/2015	$10,000	$10,000	$10,000
8/31/2015	$9,361	$9,404	$9,396
9/30/2015	$9,088	$9,121	$9,122
10/31/2015	$9,839	$9,809	$9,843
11/30/2015	$9,818	$9,846	$9,898
12/31/2015	$9,582	$9,634	$9,694
1/31/2016	$8,969	$9,137	$9,147
2/29/2016	$8,937	$9,134	$9,144
3/31/2016	$9,504	$9,792	$9,788
4/30/2016	$9,582	$9,998	$9,849
5/31/2016	$9,622	$10,153	$10,025
6/30/2016	$9,598	$10,241	$10,046
7/31/2016	$9,842	$10,538	$10,444
8/31/2016	$9,905	$10,620	$10,471
9/30/2016	$9,936	$10,598	$10,488
10/31/2016	$9,740	$10,434	$10,261
11/30/2016	$10,125	$11,029	$10,720
12/31/2016	$10,295	$11,305	$10,929
1/31/2017	$10,430	$11,386	$11,135
2/28/2017	$10,694	$11,795	$11,549
3/31/2017	$10,702	$11,675	$11,557
4/30/2017	$10,736	$11,653	$11,679
5/31/2017	$10,830	$11,641	$11,799
6/30/2017	$10,889	$11,832	$11,905
7/31/2017	$11,186	$11,989	$12,130
8/31/2017	$11,059	$11,849	$12,153
9/30/2017	$11,288	$12,200	$12,449
10/31/2017	$11,399	$12,289	$12,721
11/30/2017	$11,756	$12,665	$13,107
12/31/2017	$11,927	$12,850	$13,238
1/31/2018	$12,599	$13,347	$13,936
2/28/2018	$11,973	$12,709	$13,423
3/31/2018	$11,733	$12,486	$13,153
4/30/2018	$11,844	$12,527	$13,203
5/31/2018	$11,945	$12,601	$13,576
6/30/2018	$12,101	$12,633	$13,665
7/31/2018	$12,599	$13,133	$14,118
8/31/2018	$12,829	$13,327	$14,614
9/30/2018	$12,930	$13,353	$14,638
10/31/2018	$12,230	$12,662	$13,560
11/30/2018	$12,599	$13,040	$13,832
12/31/2018	$11,268	$11,788	$12,544
1/31/2019	$12,195	$12,705	$13,621
2/28/2019	$12,613	$13,111	$14,100
3/31/2019	$12,763	$13,194	$14,306
4/30/2019	$13,380	$13,662	$14,877
5/31/2019	$12,623	$12,784	$13,915
6/30/2019	$13,480	$13,702	$14,892
7/31/2019	$13,759	$13,815	$15,113
8/31/2019	$13,420	$13,409	$14,805
9/30/2019	$13,908	$13,887	$15,065
10/31/2019	$13,978	$14,081	$15,389
11/30/2019	$14,456	$14,517	$15,974
12/31/2019	$14,938	$14,916	$16,436
1/31/2020	$14,465	$14,595	$16,418
2/29/2020	$13,057	$13,182	$15,074
3/31/2020	$11,121	$10,929	$13,001
4/30/2020	$12,265	$12,158	$14,722
5/31/2020	$12,683	$12,574	$15,510
6/30/2020	$12,771	$12,491	$15,864
7/31/2020	$13,189	$12,985	$16,765
8/31/2020	$13,728	$13,522	$17,980
9/30/2020	$13,288	$13,190	$17,325
10/31/2020	$13,013	$13,016	$16,951
11/30/2020	$14,663	$14,767	$19,013
12/31/2020	$15,121	$15,333	$19,869
1/31/2021	$14,787	$15,193	$19,780
2/28/2021	$15,511	$16,111	$20,399
3/31/2021	$16,625	$17,059	$21,130
4/30/2021	$17,271	$17,741	$22,219
5/31/2021	$17,595	$18,155	$22,320
6/30/2021	$17,439	$17,947	$22,871
7/31/2021	$17,639	$18,091	$23,258
8/31/2021	$17,918	$18,450	$23,921
9/30/2021	$17,427	$17,807	$22,848
10/31/2021	$18,519	$18,712	$24,393
11/30/2021	$17,873	$18,052	$24,021
12/31/2021	$18,745	$19,191	$24,967
1/31/2022	$18,235	$18,744	$23,498
2/28/2022	$17,818	$18,527	$22,906
3/31/2022	$18,114	$19,050	$23,649
4/30/2022	$16,905	$17,975	$21,527
5/31/2022	$17,160	$18,324	$21,498
6/30/2022	$15,522	$16,723	$19,700
7/31/2022	$16,744	$17,832	$21,548
8/31/2022	$16,422	$17,301	$20,744
9/30/2022	$15,146	$15,784	$18,820
10/31/2022	$17,040	$17,402	$20,364
11/30/2022	$18,181	$18,490	$21,426
12/31/2022	$17,548	$17,744	$20,172
1/31/2023	$18,221	$18,664	$21,561
2/28/2023	$17,548	$18,006	$21,057
3/31/2023	$17,358	$17,923	$21,620
4/30/2023	$17,899	$18,193	$21,851
5/31/2023	$17,460	$17,491	$21,936
6/30/2023	$18,659	$18,653	$23,433
7/31/2023	$19,142	$19,309	$24,273
8/31/2023	$18,747	$18,788	$23,805
9/30/2023	$18,074	$18,063	$22,671
10/31/2023	$17,767	$17,426	$22,070
11/30/2023	$18,718	$18,740	$24,128
12/31/2023	$19,958	$19,778	$25,408
1/31/2024	$20,169	$19,799	$25,689
2/29/2024	$20,816	$20,529	$27,080
3/31/2024	$21,945	$21,556	$27,953
4/30/2024	$21,162	$20,635	$26,723
5/31/2024	$21,975	$21,289	$27,986
6/30/2024	$21,975	$21,089	$28,852
7/31/2024	$23,029	$22,167	$29,389
8/31/2024	$23,917	$22,762	$30,029
9/30/2024	$23,902	$23,077	$30,650
10/31/2024	$23,601	$22,823	$30,425
11/30/2024	$24,715	$24,281	$32,449
12/31/2024	$23,287	$22,620	$31,457
1/31/2025	$24,410	$23,667	$32,450
2/28/2025	$24,345	$23,763	$31,828
3/31/2025	$23,710	$23,103	$29,971
4/30/2025	$23,417	$22,399	$29,770
5/31/2025	$24,328	$23,186	$31,657
6/30/2025	$25,240	$23,978	$33,266
7/31/2025	$25,354	$24,116	$33,998

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Administrator Class	10.10	13.96	9.75
Russell 1000® Value Index	8.79	13.18	9.20
Russell 3000® Index	15.68	15.19	13.02

AssetsNet		$ 2,001,713,305
Holdings Count | Holding		46
Advisory Fees Paid, Amount		$ 6,257,425
InvestmentCompanyPortfolioTurnover		44.00%
Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	21.0
Industrials	15.3
Health care	14.0
Consumer discretionary	10.3
Information technology	9.9
Consumer staples	7.7
Energy	5.8
Materials	4.8
Communication services	4.6
Real estate	3.5
Utilities	3.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	4.5
Canadian Pacific Kansas City Ltd.	4.4
Bank of America Corp.	3.9
Intercontinental Exchange, Inc.	3.8
Citigroup, Inc.	3.6
Berkshire Hathaway, Inc. Class B	3.3
Mondelez International, Inc. Class A	3.2
D.R. Horton, Inc.	3.0
NextEra Energy, Inc.	3.0
Labcorp Holdings, Inc.	2.9

Material Fund Change [Text Block]